  As filed with the Securities and Exchange Commission on September 29, 1998.

                                                           File No. 333-19605
                                                                     811-4732

                          SECURITIES AND EXCHANGE COMMISSION
                               Washington, D. C. 20549


                                      FORM N-4


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

          Pre-Effective Amendment No.                            [ ]
                                      ----

          Post-Effective Amendment No.  2                        [X]
                                      ----


     REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

     Amendment No. 96                                                [X]
                  ----


                           HARTFORD LIFE INSURANCE COMPANY
                                SEPARATE ACCOUNT TWO
                              (Exact Name of Registrant)

                           HARTFORD LIFE INSURANCE COMPANY
                                 (Name of Depositor)


                                    P.O. BOX 2999
                               HARTFORD, CT  06104-2999
                      (Address of Depositor's Principal Offices)


                                    (860) 843-6731
                 (Depositor's Telephone Number, Including Area Code)


                                LESLIE T. SOLER, ESQ.
                                    HARTFORD LIFE
                                    P.O. BOX 2999
                               HARTFORD, CT  06104-2999
                       (Name and Address of Agent for Service)



It is proposed that this filing will become effective:



          immediately upon filing pursuant to paragraph (b) of Rule 485
   -----
     X    on September 30, 1998 pursuant to paragraph (b) of Rule 485
   -----
          60 days after filing pursuant to paragraph (a)(1) of Rule 485
   -----
          on _________________ pursuant to paragraph (a)(1) of Rule 485
   -----
          this post-effective amendment designates a new effective date for a ----- previously filed post-effective amendment.
   -----


PURSUANT TO RULE 24F-2(a)(1) UNDER THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS REGISTERED AN INDEFINITE AMOUNT OF SECURITIES.

                                CROSS REFERENCE SHEET
                               PURSUANT TO RULE 495(a)


          N-4 ITEM NO.                  PROSPECTUS HEADING
     -----------------------------------------------------

1.   Cover Page                         Hartford Life Insurance Company,
                                        Separate Account Two

2.   Definitions                        Definitions

3.   Condensed Financial Information    None

4.   Synopsis or Highlights             Summary

5.   General Description of             Hartford, the Separate Account
     Registrant                         and the Funds

6.   Deductions                         Contract Fees and Charges


7.   General Description of Annuity     Description of the Contracts,
     Contracts                          Contract Fees and Charges and
                                        Additional Contract Information

8.   Annuity Period                     Selecting an Annuity Payment
                                        Option


9.   Death Benefit                      Description of the Contracts

10.  Purchases and Contract Value       Description of the Contracts

11.  Redemptions                        Surrenders

12.  Taxes                              Federal Tax Considerations

13.  Legal Proceedings                  Legal Proceedings

14.  Table of Contents of the Statement Table of Contents to Statement
     Additional Information             of Additional Information

15.  Cover Page                         Part B; Statement of Additional
                                        Information

16.  Table of Contents                  Table of Contents

17.  General Information and History    Description of Hartford Life
                                        Insurance Company

18.  Services                           None

19.  Purchase of Securities             Distribution of the Contracts
                                        being Offered

20.  Underwriters                       Distribution of the Contracts

21.  Calculation of Performance Data    Calculation of Yield and Return

22.  Annuity Payments                   Payments Under the Contract,
                                        Selecting an Annuity Payment Option

23.  Financial Statements               Financial Statements

24.  Financial Statements and Exhibits  Financial Statements and Exhibits

25.  Directors and Officers of the      Directors and Officers of the
     Depositor                          Depositor


26.  Persons Controlled by or Under     Persons Controlled by or Under
     Common Control with the            Common Control with the
     Depositor or Registrant            Depositor or Registrant


27.  Number of Contract Owners          Number of Contract Owners

28.  Indemnification                    Indemnification

29.  Principal Underwriters             Principal Underwriters

30.  Location of Accounts and           Location of Accounts and
     Records                            Records

31.  Management Services                Management Services

32.  Undertakings                       Undertakings

                                PART A

                      DIRECTOR IMMEDIATE VARIABLE ANNUITY
                       INDIVIDUAL SINGLE PREMIUM PAYMENT
                        HARTFORD LIFE INSURANCE COMPANY
                             200 HOPMEADOW STREET
                          SIMSBURY, CONNECTICUT 06070
                      TELEPHONE: 1-800-862-6668 (CONTRACT
                                    OWNERS)
[LOGO]            1-800-862-7155 (REGISTERED REPRESENTATIVES)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This prospectus ("Prospectus") describes the individual variable immediate annuity contract (the "Contract") offered by Hartford Life Insurance Company ("Hartford"). The Contract may be sold to or issued in connection with retirement plans, including plans that qualify for special federal income tax treatment under the Internal Revenue Code.


Contract Owner(s) may allocate the Premium Payment and transfer Contract Value to one or more Sub-Accounts of Hartford Life Insurance Company Separate Account Two (the "Separate Account"). The assets of each Sub-Account are invested solely in a corresponding mutual fund (the "Funds"). The Funds are:



Advisers Fund Sub-Account                     --   shares of Class IA of Hartford Advisers HLS Fund, Inc.
                                                   ("Hartford Advisers Fund")
Bond Fund Sub-Account                         --   shares of Class IA of Hartford Bond HLS Fund, Inc.
                                                   ("Hartford Bond Fund")
Capital Appreciation Fund Sub-Account         --   shares of Class IA of Hartford Capital Appreciation HLS
                                                   Fund, Inc. ("Hartford Capital Appreciation Fund")
Dividend and Growth Fund Sub-Account          --   shares of Class IA of Hartford Dividend and Growth HLS
                                                   Fund, Inc. ("Hartford Dividend and Growth Fund")
Global Leaders Fund Sub-Account               --   shares of Class IA of Hartford Global Leaders HLS Fund,
                                                   Inc. ("Hartford Global Leaders Fund")
Growth and Income Fund Sub-Account            --   shares of Class IA of Hartford Growth and Income HLS Fund,
                                                   Inc. ("Hartford Growth and Income Fund")
High Yield Fund Sub-Account                   --   shares of Class IA of Hartford High Yield HLS Fund, Inc.
                                                   ("Hartford High Yield Fund")
Index Fund Sub-Account                        --   shares of Class IA of Hartford Index HLS Fund, Inc.
                                                   ("Hartford Index Fund")
International Advisers Fund Sub-Account       --   shares of Class IA of Hartford International Advisers HLS
                                                   Fund, Inc. ("Hartford International Advisers Fund")
International Opportunities Fund Sub-Account  --   shares of Class IA of Hartford International Opportunities
                                                   HLS Fund, Inc. ("Hartford International Opportunities
                                                   Fund")
MidCap Fund Sub-Account                       --   shares of Class IA of Hartford MidCap HLS Fund, Inc.
                                                   ("Hartford MidCap Fund")
Money Market Fund Sub-Account                 --   shares of Class IA of Hartford Money Market HLS Fund, Inc.
                                                   ("Hartford Money Market Fund")
Mortgage Securities Fund Sub-Account          --   shares of Class IA of Hartford Mortgage Securities HLS
                                                   Fund, Inc. ("Hartford Mortgage Securities Fund")
Small Company Fund Sub-Account                --   shares of Class IA of Hartford Small Company HLS Fund,
                                                   Inc. ("Hartford Small Company Fund")
Stock Fund Sub-Account                        --   shares of Class IA of Hartford Stock HLS Fund, Inc.
                                                   ("Hartford Stock Fund")


Under the Contract, Hartford makes periodic Annuity Payments to the Contract Owner(s) (or other designated Payee). The dollar amount of each Annuity Payment varies according to the investment performance of the Funds in which the selected Sub-Accounts are invested. The Contract Owner(s) bear the investment risk of amounts invested in the Separate Account.


This Prospectus sets forth the basic information regarding the Contract and the Separate Account that a prospective investor should know before purchasing a Contract. The prospectus for the Funds, which provides information regarding investment objectives and policies of each Fund, should be read in conjunction with this Prospectus. A Statement of Additional Information providing additional information about the Contract and the Separate Account has been filed with the Securities and Exchange Commission and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 43 of this Prospectus. Call 1-800-862-6668, or write the Administrative Office of Hartford to obtain a free copy of the Statement of Additional Information.


--------------------------------------------------------------------------------
PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE. THIS PROSPECTUS MUST BE ACCOMPANIED BY THE CURRENT PROSPECTUS FOR EACH OF THE FUNDS.

--------------------------------------------------------------------------------

THIS PROSPECTUS AND OTHER INFORMATION ABOUT THE SEPARATE ACCOUNT REQUIRED TO BE FILED WITH THE SECURITIES AND EXCHANGE COMMISSION CAN BE FOUND AT THE COMMISSION'S WEB SITE (HTTP://WWW.SEC.GOV).

--------------------------------------------------------------------------------
AN INVESTMENT IN A CONTRACT IS NOT A DEPOSIT OR OBLIGATION OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, NOR IS THE CONTRACT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN A CONTRACT INVOLVES CERTAIN RISKS, INCLUDING THE RISK OF LOSS OF THE PREMIUM PAYMENT (PRINCIPAL).
--------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------

PROSPECTUS DATED: SEPTEMBER 30, 1998
STATEMENT OF ADDITIONAL INFORMATION DATED: SEPTEMBER 30, 1998

2                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                               TABLE OF CONTENTS


                                                                         PAGE
                                                                         ----
 DEFINITIONS...........................................................    3
 FEE AND EXPENSE TABLES................................................    5
 ACCUMULATION UNIT VALUES..............................................    7
 SUMMARY...............................................................    8
 HARTFORD, THE SEPARATE ACCOUNT AND THE FUNDS..........................    9
   Hartford Life Insurance Company.....................................    9
   Separate Account....................................................    9
   The Funds...........................................................    9
 PERFORMANCE RELATED INFORMATION.......................................   11
 DESCRIPTION OF THE CONTRACTS..........................................   11
   Purchasing a Contract...............................................   11
   Right to Examine the Contract.......................................   12
   Crediting and Allocating the Premium Payment........................   12
   Contract Value Before Income Start Date.............................   12
   The Net Investment Factor...........................................   12
   Sub-Account Value Transfers Before and After Income Start Date......   13
   Surrenders..........................................................   13
   Death Before Income Start Date......................................   13
   Death On or After the Income Start Date.............................   14
   Determination of the Death Benefit..................................   14
   Distribution Requirements: Prior to the Income Start Date...........   14
   Payments Under the Contract.........................................   15
 SELECTING AN ANNUITY PAYMENT OPTION...................................   15
   Annuity Payment Options.............................................   15
   Annuity Calculation Date and Income Start Date......................   16
   Income Payment Dates................................................   16
   Variable Annuity Payments...........................................   16
 CONTRACT FEES AND CHARGES.............................................   17
   Contingent Deferred Sales Charge....................................   17
   Premium Tax Charge..................................................   18
   Mortality and Expense Risk Charge...................................   18
   Fund Expenses.......................................................   18
 ADDITIONAL CONTRACT INFORMATION.......................................   18
   Contract Ownership..................................................   18
   Changing the Contract Owner or Beneficiary..........................   18
   Misstatement of Age or Sex..........................................   19
   Change of Contract Terms............................................   19
   Reports to Contract Owners..........................................   19
   Miscellaneous.......................................................   19
   Voting Privileges...................................................   19
 FEDERAL TAX CONSIDERATIONS............................................   20
   General.............................................................   20
   Taxation of Hartford and the Separate Account.......................   20
   Taxation of Purchasers of Non-Qualified Contracts...................   20
   Taxation of Purchasers of Qualified Contracts.......................   23
   Federal Income Tax Withholding......................................   24
   Contract Owners That Are Nonresident Aliens or Foreign
    Corporations.......................................................   24
   Other Tax Consequences..............................................   24
 OTHER INFORMATION.....................................................   24
   Distribution of the Contracts.......................................   24
   Legal Proceedings...................................................   25
   Year 2000...........................................................   25
   Experts.............................................................   25
 ILLUSTRATIONS OF ANNUITY PAYMENTS ASSUMING HYPOTHETICAL RATES OF
   RETURN..............................................................   26
 ILLUSTRATIONS OF ANNUITY PAYMENTS USING HISTORIC RATES OF RETURN......   29
 TABLE OF CONTENTS FOR STATEMENT OF ADDITIONAL INFORMATION.............   43

HARTFORD LIFE INSURANCE COMPANY                                                3
--------------------------------------------------------------------------------

                                  DEFINITIONS

ACCUMULATION UNIT: An accounting unit of measure used to calculate Sub-Account Value prior to the Annuity Calculation Date.

ADMINISTRATIVE OFFICE OF HARTFORD: Currently located at 200 Hopmeadow Street, Simsbury, CT. All correspondence concerning this Contract should be sent to P.O. Box 5085, Hartford, CT 06102-5085, Attn.: Individual Annuity Services, except overnight or express mail packages, which should be sent to: 200 Hopmeadow Street, Simsbury, CT 06089.

ANNIVERSARY VALUE: The Commuted Value calculated as of a Contract Anniversary.


ANNUITANT: The person (or persons) whose life (or lives) determines the Annuity Payments payable under the Contract and whose death determines the Death Benefit after the Income Start Date. With regard to joint and last survivor Annuity Payment Options, the maximum number of joint Annuitants is two and provisions referring to the death of an Annuitant mean the death of the last surviving Annuitant. Provisions relating to an action by the Annuitant mean, in case of Joint Annuitants, both Annuitants acting jointly. Unless otherwise specified, the Contract Owner is the Annuitant. Neither the Annuitant nor a Joint Annuitant may be changed.


ANNUITY CALCULATION DATE: The date as of which the first Annuity Payment will be calculated. It will be no more than five days prior to the Income Start Date. Values calculated prior to the Income Start Date but after the Annuity Calculation Date will equal values as of the Annuity Calculation Date.

ANNUITY PAYMENT: One of several periodic payments made by Hartford to the Payee under an Annuity Payment Option.

ANNUITY PAYMENT OPTION: The form of Annuity Payments selected by the Contract Owner. The Annuity Payment Option is shown on the Contract specifications page as the "Annuity Benefit."

ANNUITY UNIT: An accounting unit of measure used to calculate the amount of Variable Annuity Payments.

ANNUITY UNIT FACTOR: The factor applied in computing Annuity Unit values to neutralize the effect of the Assumed Investment Return.

ASSUMED INVESTMENT RETURN (AIR): The annual rate of return shown on the specification page of the Contract. This rate is used to determine the degree of fluctuation in the amount of Variable Annuity Payments in response to fluctuations in the net investment return of selected Sub-Accounts by assuming (among other things) that the assets in the Sub-Accounts supporting the Contract will have a net annual return over the anticipated Annuity Payment period equal to that rate of return. If the actual performance of the selected Sub-Accounts is equal to the AIR, the Annuity Payment will be constant. If the actual performance is greater than the AIR, the Annuity Payment will increase. If the actual performance is less than the AIR, the Variable Annuity Payment amount will be lower.

BENEFICIARY: The person(s) entitled to receive the Contract Value upon the death of the Contract Owner or Annuitant prior to the Income Start Date or, the Death Benefit upon the death of the Annuitant after the Income Start Date available under some Annuity Payment Options.

CANCELLATION PERIOD: The "Right to Examine" period described on the cover page of the Contract during which the Contract Owner may return the Contract.

CODE: The Internal Revenue Code of 1986, as amended.

COMMISSION: U.S. Securities and Exchange Commission.

COMMUTED VALUE: The present value of the remaining guaranteed Annuity Payments under an Annuity Payment Option having Annuity Payments guaranteed for a specified number of years, computed using the Assumed Investment Return for the Contract and the Annuity Unit value(s) calculated as of the date that Hartford receives a fully completed request for surrender, or Due Proof of Death of the Annuitant.

CONTRACT ANNIVERSARY: The same date in each Contract Year as the Contract Issue Date.

CONTRACT ISSUE DATE: The date on which Hartford issues the Contract and on which the Contract becomes effective. The Contract Issue Date is shown on the specifications page of the Contract and is used to determine Contract Years and Contract Anniversaries.

CONTRACT OWNER(S): The person (or persons) who owns (or own) the Contract and who is (are) entitled to exercise all rights and privileges provided in the Contract. The maximum number of joint Contract Owners is two. Provisions relating to action by the Contract Owner mean, in the case of joint Contract Owners, both Contract Owners acting jointly.

CONTRACT VALUE: The sum of the Sub-Account Values under the Contract prior to the Annuity Calculation Date.

CONTRACT YEAR: A 12-month period beginning on the Contract Issue Date or on a Contract Anniversary.

DEATH BENEFIT: The amount payable by Hartford based upon the death of the Contract Owner or Annuitant prior to the Income Start Date, or upon the death of Annuitant on or after the Income Start Date. The Death Benefit is calculated as of the date that Due Proof of Death is received at Hartford.

4                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


DEFERRED COMPENSATION PLAN: An eligible deferred compensation plan under Section 457 of the Code that is established and maintained by a state or local governmental organization or a tax-exempt organization.


DUE PROOF OF DEATH: A certified copy of a death certificate, an order of a court of competent jurisdiction, a statement from a physician who attended the deceased or any other proof acceptable to Hartford.

FUND: Any open-end management investment company (or investment portfolio thereof) or unit investment trust (or series thereof) in which a Sub-Account invests.

HARTFORD: Hartford Life Insurance Company.

INCOME PAYMENT DATE: The date each month, quarter, semi-annual period, or year as of which Hartford computes the Annuity Payments.

INCOME START DATE: The date as of which the Annuity Payments are to begin. It is the first Income Payment Date and is shown on the specifications page of the Contract.

IRA: An "individual retirement annuity" as described in Section 408 of the Code.


JOINT ANNUITANT: A person, other than the primary Annuitant, whose life determines the Annuity Payments payable. The Contract will have a Joint Annuitant only if a joint life Annuity Payment Option is elected. No Joint Annuitant may be changed.


MAXIMUM ANNIVERSARY VALUE: The greatest Anniversary Value under the Contract while the Annuitant is alive prior to his or her 81st birthday reduced by the dollar amount of Annuity Payments made since that anniversary.

NET ASSET VALUE: The value per share of any Fund on any Valuation Day. The method of computing the Net Asset Value is described in the prospectus for each Fund.


NET INVESTMENT FACTOR: The Net Investment Factor for each of the Sub-Accounts is equal to the Net Asset Value of the corresponding Fund at the end of the Valuation Period (plus the per share amount of any dividends or capital gains distributed by that Fund if the ex-dividend date occurs in the Valuation Period then ended) divided by the Net Asset Value of the corresponding Fund at the beginning of the Valuation Period, and subtracting from that amount the mortality and expense charge.


NON-QUALIFIED CONTRACT: A Contract that is not a Qualified Contract.

PAYEE: The person or party designated by the Contract Owner to receive Annuity Payments. Unless otherwise specified the Annuitant is the Payee.

PAYMENT FACTOR: The factor used on the Annuity Calculation Date to calculate the first Annuity Payment.

PREMIUM PAYMENT: The payment made to Hartford pursuant to the terms of the Contract.

PREMIUM TAX: The amount of tax charged by a state or municipality on the Premium Payment or Contract Value.

QUALIFIED CONTRACT: A Contract that is issued in connection with a retirement plan that qualifies for special federal income tax treatment under Section 408 or Section 457 of the Code.

SEPARATE ACCOUNT: Hartford Life Insurance Company Separate Account Two.

SUB-ACCOUNT: A subdivision of the Separate Account, the assets of which are invested in a corresponding Fund.

SUB-ACCOUNT VALUE: On or before the Annuity Calculation Date, the amount is determined on any day by multiplying the number of Accumulation Units attributable to the Contract in that Sub-Account by the Accumulation Unit value for that Sub-Account.

SURRENDER VALUE: The Contract Value less any applicable Premium Tax prior to the Annuity Calculation Date, or the Commuted Value less applicable contingent deferred sales charges on or after the Annuity Calculation Date.

VALUATION DAY: Every day that the New York Stock Exchange is open for trading.

VALUATION PERIOD: The period that starts at the close of regular trading on the New York Stock Exchange on any Valuation Day and ends at the close of regular trading on the next succeeding Valuation Day.

VARIABLE ANNUITY PAYMENT: An Annuity Payment that may vary in amount from one Income Payment Date to the next as a function of the investment performance of one or more Sub-Accounts selected by the Contract Owner to support Annuity Payments.

WRITTEN NOTICE: A notice or request submitted in writing in a form satisfactory to Hartford that is manually signed by the Contract Owner(s) and received at the Administrative Office of Hartford.

HARTFORD LIFE INSURANCE COMPANY                                                5
--------------------------------------------------------------------------------

                             FEE AND EXPENSE TABLES

                        Contract Owner Transaction Expenses

Sales Charge imposed on Premium Payment.....................  None
Contingent Deferred Sales Charge (as a percentage of
  Commuted Value)*
    First Year..............................................     6%
    Second Year.............................................     6%
    Third Year..............................................     5%
    Fourth Year.............................................     5%
    Fifth Year..............................................     4%
    Sixth Year..............................................     3%
    Seventh Year............................................     2%
    Eighth Year.............................................     0%
Exchange Fee................................................  None

---------

* Only applies to PAYMENTS GUARANTEED FOR A SPECIFIED NUMBER OF YEARS. Annuity Payment Option, after the Income Start Date.

                        Annual Separate Account Expenses
                 (as a percentage of average annual net assets)

Mortality and Expense Risk Charge...........................   1.25%
Other Charges...............................................   None
Total Separate Account Expenses.............................   1.25%

                         Annual Fund Operating Expenses
                         (as percentage of net assets)


                                                                        TOTAL FUND
                                                  MANAGEMENT   OTHER    OPERATING
                                                     FEES     EXPENSES   EXPENSES
                                                  ----------  --------  ----------
 Hartford Advisers Fund..........................   0.635%     0.020%     0.655%
 Hartford Bond Fund..............................   0.515%     0.020%     0.535%
 Hartford Capital Appreciation Fund..............   0.645%     0.020%     0.665%
 Hartford Dividend and Growth Fund...............   0.685%     0.020%     0.705%
 Hartford Global Leaders Fund (1)................   0.200%     0.200%     0.400%
 Hartford Growth and Income Fund (1).............   0.200%     0.150%     0.350%
 Hartford High Yield Fund (1)....................   0.200%     0.150%     0.350%
 Hartford Index Fund.............................   0.400%     0.015%     0.415%
 Hartford International Advisers Fund............   0.775%     0.120%     0.895%
 Hartford International Opportunities Fund.......   0.705%     0.090%     0.795%
 Hartford Money Market Fund......................   0.450%     0.015%     0.465%
 Hartford MidCap Fund............................   0.775%     0.040%     0.815%
 Hartford Mortgage Securities Fund...............   0.450%     0.025%     0.475%
 Hartford Small Company Fund.....................   0.775%     0.020%     0.795%
 Hartford Stock Fund.............................   0.455%     0.020%     0.475%


---------

(1) Hartford Growth and Income Fund, Hartford Global Leaders Fund and Hartford High Yield Fund are new funds. "Total Fund Operating Expenses" are based on annualized estimates of such expenses to be incurred in the current fiscal year. HL Investment Advisors, Inc. has agreed to waive its fees for these until the assets of the Funds (excluding assets contributed by companies affiliated with HL Investment Advisors, Inc.) reach $20 million. Absent this waiver, the "Management Fee" and "Total Fund Operating Expenses" would have been:



                                                                                                              TOTAL FUND
                                                                                        MANAGEMENT FEES   OPERATING EXPENSES
                                                                                        ----------------  ------------------
Hartford Growth and Income Fund.......................................................         0.750%             0.900%
Hartford Global Leaders Fund..........................................................         0.750%             0.950%
Hartford High Yield Fund..............................................................         0.750%             0.900%



    The above tables are intended to assist the Contract Owner in understanding the costs and expenses that he or she will bear directly or indirectly. The table reflects the current management fees, other expenses and total expenses for each Fund. Premium Taxes, ranging from 0% to 4%, may also be applicable. For a more complete description of the various costs and expenses, see "Contract Fees and Charges," page 17 and the prospectus for the Funds which accompanies this Prospectus.

6                                                HARTFORD LIFE INSURANCE COMPANY
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EXAMPLES

    A Contract Owner will pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets and an Annuitant age 65 with a 5% Assumed Investment Return:

    1. If the LIFE Annuity Payment Option is selected and you do not surrender your Contract:


                                                 1       3
SUB-ACCOUNT                                    YEAR    YEARS
                                               -----   ------
Advisers Fund................................   $20     $60
Bond Fund....................................    18      57
Capital Appreciation Fund....................    20      61
Dividend and Growth Fund.....................    20      62
Global Leaders Fund..........................    17      62
Growth and Income Fund.......................    16      60
High Yield Fund..............................    16      60
Index Fund...................................    17      53
International Advisers Fund..................    22      68
International Opportunities Fund.............    21      65
MidCap Fund..................................    21      65
Money Market Fund............................    18      54
Mortgage Securities Fund.....................    18      55
Small Company Fund...........................    21      65
Stock Fund...................................    18      55


    2. If the PAYMENTS GUARANTEED FOR 20 YEARS Annuity Payment Option is selected and you do not surrender your Contract:


                                                 1       3
SUB-ACCOUNT                                    YEAR    YEARS
                                               -----   ------
Advisers Fund................................   $20      $60
Bond Fund....................................    18       57
Capital Appreciation Fund....................    20       61
Dividend and Growth Fund.....................    20       62
Global Leaders Fund..........................    17       62
Growth and Income Fund.......................    16       60
High Yield Fund..............................    16       60
Index Fund...................................    17       53
International Advisers Fund..................    22       68
International Opportunities Fund.............    21       65
MidCap Fund..................................    21       65
Money Market Fund............................    18       54
Mortgage Securities Fund.....................    18       55
Small Company Fund...........................    21       65
Stock Fund...................................    18       55


    3. If the GUARANTEED PAYMENTS FOR 20 YEARS Annuity Payment Option is selected and you surrender your Contract:


                                                 1       3
SUB-ACCOUNT                                    YEAR    YEARS
                                               -----   ------
Advisers Fund................................   $80      $110
Bond Fund....................................    78      107
Capital Appreciation Fund....................    80      111
Dividend and Growth Fund.....................    80      112
Global Leaders Fund..........................    77      112
Growth and Income Fund.......................    76      110
High Yield Fund..............................    76      110
Index Fund...................................    77      103
International Advisers Fund..................    82      118
International Opportunities Fund.............    81      115
MidCap Fund..................................    81      115
Money Market Fund............................    78      104
Mortgage Securities Fund.....................    78      105
Small Company Fund...........................    81      115
Stock Fund...................................    78      105


    These examples should not be considered representations of past or future performance or expenses. The actual expenses paid or performance achieved may be greater or less than those shown.

HARTFORD LIFE INSURANCE COMPANY                                                7
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                            ACCUMULATION UNIT VALUES
          (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)


    The following information has been derived from the audited financial statements of the Separate Account which have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and should be read in conjunction with those statements, which are included in the Statement of Additional Information, which is incorporated by reference in this registration statement. There is no information regarding the Growth and Income Fund Sub-Account, the Global Leaders Fund Sub-Account and the High Yield Fund Sub-Account because as of December 31, 1997, the Sub-Accounts had not commenced operations.



                                                            YEAR ENDED
                                                           DECEMBER 31,
                                                               1997
                                                         ----------------
BOND FUND SUB-ACCOUNT
(INCEPTION DATE AUGUST 1, 1986)
Accumulation unit value at beginning of period.........         $1.000
Accumulation unit value at end of period...............         $2.114
Number accumulation units outstanding at end of period
 (in thousands)........................................        111,586
STOCK FUND SUB-ACCOUNT
(INCEPTION DATE AUGUST 1, 1986)
Accumulation unit value at beginning of period.........         $1.000
Accumulation unit value at end of period...............         $4.602
Number accumulation units outstanding at end of period
 (in thousands)........................................        372,754
MONEY MARKET FUND SUB-ACCOUNT
(INCEPTION DATE AUGUST 1, 1986)
Accumulation unit value at beginning of period.........         $1.000
Accumulation unit value at end of period...............         $1.650
Number accumulation units outstanding at end of period
 (in thousands)........................................        140,797
ADVISERS FUND SUB-ACCOUNT
(INCEPTION DATE AUGUST 1, 1986)
Accumulation unit value at beginning of period.........         $1.000
Accumulation unit value at end of period...............         $3.572
Number accumulation units outstanding at end of period
 (in thousands)........................................      1,012,472
CAPITAL APPRECIATION FUND SUB-ACCOUNT
(INCEPTION DATE AUGUST 1, 1986)
Accumulation unit value at beginning of period.........         $1.000
Accumulation unit value at end of period...............         $4.845
Number accumulation units outstanding at end of period
 (in thousands)........................................        351,189
MORTGAGE SECURITIES FUND SUB-ACCOUNT
(INCEPTION DATE AUGUST 1, 1986)
Accumulation unit value at beginning of period.........         $1.000
Accumulation unit value at end of period...............         $2.098
Number accumulation units outstanding at end of period
 (in thousands)........................................         81,143
INDEX FUND SUB-ACCOUNT
(INCEPTION DATE MAY 1, 1987)
Accumulation unit value at beginning of period.........         $1.000
Accumulation unit value at end of period...............         $3.726
Number accumulation units outstanding at end of (in
 thousands)............................................        109,837
INTERNATIONAL OPPORTUNITIES FUND SUB-ACCOUNT
(INCEPTION DATE JULY 2, 1990)
Accumulation unit value at end of period...............         $1.000
Accumulation unit value at end of period...............         $1.469
Number accumulation units outstanding at end of period
 (in thousands)........................................        264,642
DIVIDEND & GROWTH FUND SUB-ACCOUNT
(INCEPTION DATE MARCH 8, 1994)
Accumulation unit value at beginning of period.........         $1.000
Accumulation unit value at end of period...............         $2.149
Number accumulation units outstanding at end of period
 (in thousands)........................................        308,682
INTERNATIONAL ADVISERS FUND SUB-ACCOUNT
(INCEPTION DATE MARCH 1, 1995)
Accumulation unit value at beginning of period.........         $1.000
Accumulation unit value at end of period...............         $1.319
Number accumulation units outstanding at end of period
 (in thousands)........................................         43,217
HARTFORD SMALL COMPANY FUND SUB-ACCOUNT
(INCEPTION DATE AUGUST 9, 1996)
Accumulation unit value at beginning of period.........         $1.000
Accumulation unit value at end of period...............         $1.247
Number accumulation units outstanding at end of period
 (in thousands)........................................         56,706
HARTFORD MIDCAP FUND SUB-ACCOUNT
(INCEPTION DATE JULY 30, 1997)
Accumulation unit value at beginning of period.........         $1.000
Accumulation unit value at end of period...............         $1.097
Number of accumulation units outstanding at end of
 period (in thousands).................................          8,306

8                                                HARTFORD LIFE INSURANCE COMPANY
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                                    SUMMARY

                              GENERAL DESCRIPTION

    This Prospectus is designed to provide prospective Contract Owners with information necessary to decide whether or not to purchase a Contract. This summary provides a concise description of the more significant aspects of the Contract. Further detail is provided in this Prospectus, the related Statement of Additional Information, the Contract, and the prospectus for the Funds. For further information, contact the Administrative Office of Hartford or your registered representative.

                             PURCHASING A CONTRACT


    A prospective Contract Owner may purchase a Contract by completing and submitting an application or an order request along with a single Premium Payment to the Administrative Office of Hartford. The minimum Premium Payment for a Contract is $25,000 and the maximum Premium Payment generally is $1,000,000 (See "Purchasing a Contract," page 11), unless approved by Hartford.



    Subject to certain minimum allocation requirements that may be in effect from time to time, the Premium Payment is allocated to each Sub-Account as specified on the application or order request. All percentage allocations must be in whole numbers. (See "Crediting an Allocating Premium Payment," page 12.)


                         RIGHT TO EXAMINE THE CONTRACT


    Contract Owners may cancel the Contract during the Cancellation Period and receive a refund equal to the Contract Value. The Cancellation Period is a ten-day period of time beginning when the Contract is received by a Contract Owner. Some states require a longer Cancellation Period and return of the Premium Payment. (See "Right to Examine the Contract," page 12.)


                                   TRANSFERS


    Prior to the Annuity Calculation Date, a Contract Owner may transfer all or part of any Sub-Account Value to another available Sub-Account(s), subject to certain restrictions. (See "Sub-Account Value Transfers," page 13.) Similar transfers may be made after the Income Start Date, subject to certain restrictions. (See "Variable Annuity Payments," page 16.)


                            ANNUITY PAYMENT OPTIONS

    The following Annuity Payment Options are available under the Contract: Life Annuity; LIFE ANNUITY WITH CASH REFUND; LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR A SPECIFIED NUMBER OF YEARS; JOINT AND LAST SURVIVOR; JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR A SPECIFIED NUMBER OF YEARS; and PAYMENTS GUARANTEED FOR A SPECIFIED NUMBER OF YEARS.

                                 DEATH BENEFITS


    The Contract provides for a Death Benefit, under certain Annuity Payment Options, in the event an Annuitant or Contract Owner dies prior to the Income Start Date or if the Annuitant dies after the Income Start Date. (See "Death Before Income Start Date;" and "Death On or After Income Start Date," pages 13-14.) Certain Annuity Payment Options do not provide a Death Benefit.


                                   SURRENDERS


    Upon Written Notice prior to the Annuity Calculation Date, a Contract Owner may surrender the Contract and receive the Contract Value. On or after the Income Start Date under a PAYMENTS GUARANTEED FOR A SPECIFIED NUMBER OF YEARS Annuity Payment Option, a Contract Owner also may surrender the Contract for the Surrender Value. (See "Surrenders," page 13.) Surrenders may have adverse federal income tax consequences including the possibility of being subject to a penalty tax. (See "Federal Tax Considerations," page 20.)


                                CHARGES AND FEES

    The following charges and fees are assessed under the Contracts:

    CONTINGENT DEFERRED SALES CHARGE -- Hartford deducts a contingent deferred sales charge if the Contract is surrendered after the Income Start Date under PAYMENTS GUARANTEED FOR A SPECIFIED NUMBER OF YEARS Annuity Payment Option. The contingent deferred sales charge is 6% of the Commuted Value (less any applicable Premium Tax charge) if surrendered during the first two Contract Years; 5% of the Commuted Value (less any applicable Premium Tax charge) if surrendered during the third or fourth contract years; and decreases 1% each Contract Year up to and including the seventh Contract Year. The contingent deferred sales charge is 0% if the Contract is surrendered after the seventh Contract Year. No contingent deferred sales charge is assessed upon the death of the Annuitant after the Income Start Date.


    MORTALITY AND EXPENSE RISK CHARGE -- Hartford makes a daily charge of .003446% (approximately equivalent to an effective annual rate of 1.25%) of the
Separate Account's net assets to compensate it for assuming certain mortality and expense risks. (See "Mortality and Expense Risk Charge," page 18.)

HARTFORD LIFE INSURANCE COMPANY                                                9
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    PREMIUM TAX CHARGE -- Generally, taxes, if any, on the Premium Payment are incurred as of the Annuity Calculation Date, and a Premium Tax Charge is deducted from the Contract Value as of that date. These taxes currently range from 0% to 4.0% of the Premium Payment. (See "Premium Tax Charge," page 18.)


    EXPENSES OF THE FUNDS -- The investment experience of each Sub-Account reflects that of the Fund whose shares it holds. The investment experience of each Fund, in turn, reflects its fees and other operating expenses. Please read the prospectus for each of the Funds for details.

                  HARTFORD, THE SEPARATE ACCOUNT AND THE FUNDS

                        HARTFORD LIFE INSURANCE COMPANY

    Hartford Life Insurance Company ("Hartford") is a stock life insurance company engaged in the business of writing health and life insurance, both individual and group, in all states of the United States and the District of Columbia. Hartford was originally incorporated under the laws of Massachusetts on June 5, 1902, and was subsequently redomiciled to Connecticut. Its offices are located in Simsbury, Connecticut; however, its mailing address is P.O. Box 2999, Hartford, CT 06104-2999. Hartford is a subsidiary of Hartford Fire Insurance Company, one of the largest multiple lines insurance carriers in the United States. Hartford is ultimately controlled by The Hartford Financial Services Group, Inc., a Delaware corporation.

                                HARTFORD RATINGS

                      EFFECTIVE
                       DATE OF
RATING AGENCY          RATING      RATING         BASIS OF RATING
--------------------  ---------  -----------  -----------------------
A.M. Best and                                 Financial soundness and
Company, Inc........     9/9/97          A+   operating performance.
                                              Insurer financial
Standard & Poor's...    1/23/98          AA   strength
Duff & Phelps.......    1/23/98         AA+   Claims paying ability

                                SEPARATE ACCOUNT

    The Separate Account is a separate investment account of Hartford established under Connecticut law on June 2, 1986. Hartford owns the assets of the Separate Account. These assets are held separate from Hartford's general account and its other separate accounts. That portion of the Separate Account's assets that is equal to the reserves and other Contract liabilities of the Separate Account is not chargeable with liabilities arising out of any other business Hartford may conduct.

    The Separate Account is registered with the Commission under the Investment Company Act of 1940 (the "1940 Act") as a unit investment trust and meets the definition of a "separate account" under the federal securities laws. Such registration does not involve any supervision by the Commission of the management of the Separate Account or of Hartford. The Separate Account is also governed by the laws of Connecticut, Hartford's state of domicile, and may also be governed by laws of other states in which Hartford does business.


    The investment in the Separate Account is allocated to one or more Sub-Accounts as per the Contract Owner's specifications. Each Sub-Account is invested exclusively in the assets of one underlying Fund. The Separate Account has 15 Sub-Accounts, each of which invests in shares of a corresponding Fund. Income, gains and losses, realized or unrealized, from assets allocated to a Sub-Account are credited to or charged against that Sub-Account without regard to other income, gains or losses of Hartford.


    CHANGES TO THE SEPARATE ACCOUNT -- Hartford may make the following changes to the Separate Account:

1.  Any changes required by the 1940 Act or other applicable law or regulation;

2.  combine separate accounts, including the Separate Account;

3. add new Sub-Accounts to or remove existing Sub-Accounts from the Separate Account or combine Sub-Accounts;

4. make Sub-Accounts (including new Sub-Accounts) available to such classes of Contracts as Hartford may determine;

5.  add new Funds or remove existing Funds;

6. substitute new Funds for any existing Fund if shares of the Fund are no longer available for investment or if Hartford determines that investment in a Fund is no longer appropriate in light of the purposes of the Separate Account;

7. de-register the Separate Account under the 1940 Act if such registration is no longer required; and

8. operate the Separate Account as a management investment company under the 1940 Act or as any other form permitted by law.

    No such changes will be made without any necessary approval of the Commission and applicable state insurance departments. Contract Owners will be notified of any changes.

                                   THE FUNDS

    Each Sub-Account invests in a corresponding Fund. Each of the Funds is an open-end diversified management investment company managed by HL Investment Advisors, Inc. ("HL Advisors"), a registered investment adviser. HL Advisors has retained Wellington Management Company,

10                                               HARTFORD LIFE INSURANCE COMPANY
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LLP to act as investment sub-adviser to the Funds indicated by an asterisk. In addition, HL Advisors has entered into an investment services agreement with The Hartford Investment Management Company ("HIMCO"), for the provision of investment services to the remaining Funds. The Funds, as well as a brief description of their investment objectives, are provided below:

 HARTFORD ADVISERS FUND

    Seeks to achieve maximum long-term total rate of return by investing in common stocks and other equity securities, bonds and other debt securities, and money market instruments.*

 HARTFORD BOND FUND

    Seeks to achieve maximum current income consistent with preservation of capital by investing primarily in fixed-income securities.

 HARTFORD CAPITAL APPRECIATION FUND

    Seeks to achieve growth of capital by investing in equity securities selected solely on the basis of potential for capital appreciation.*

 HARTFORD DIVIDEND AND GROWTH FUND

    Seeks a high level of current income consistent with growth of capital and reasonable investment risk. The Fund invests primarily in equity securities and securities convertible into equity securities.*


 HARTFORD GLOBAL LEADERS FUND



    Seeks growth of capital by investing primarily in equity securities issued by U.S. companies and non-U.S. companies.*


 HARTFORD GROWTH AND INCOME FUND

    Seeks growth of capital and current income by investing primarily in equity securities with earnings growth potential and steady or rising dividends.*


 HARTFORD HIGH YIELD FUND



    Seeks high current income by investing in non-investment grade fixed-income securities. Growth of capital is a secondary objective.


 HARTFORD INDEX FUND

    Seeks to provide investment results which approximate the price and yield performance of publicly-traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index.(1)

 HARTFORD INTERNATIONAL ADVISERS FUND

    Seeks to provide maximum long-term total return consistent with prudent investment risk. The Fund assets will be diversified among at least five countries and will be allocated among equity and debt securities and money market instruments.*

 HARTFORD INTERNATIONAL OPPORTUNITIES FUND

    Seeks growth of capital by investing primarily in equity securities issued by non-U.S. companies.*

 HARTFORD MIDCAP FUND

    Seeks to achieve long-term capital growth through capital appreciation by investing primarily in equity securities.*

 HARTFORD MORTGAGE SECURITIES FUND

    Seeks to achieve maximum current income consistent with safety of principal and maintenance of liquidity by investing primarily in mortgage-related securities, including securities issued by the Government National Mortgage Association.

 HARTFORD SMALL COMPANY FUND

    Seeks to achieve growth of capital by investing primarily in equity securities selected on the basis of potential for capital appreciation.*

 HARTFORD STOCK FUND

    Seeks to achieve long-term growth of capital growth by investing primarily in equity securities.*

 HARTFORD MONEY MARKET FUND

    Seeks to achieve maximum current income consistent with liquidity and preservation of capital.

    NO ONE CAN ASSURE THAT ANY FUND WILL ACHIEVE ITS STATED OBJECTIVES AND POLICIES. SINCE EACH UNDERLYING FUND HAS DIFFERENT INVESTMENT OBJECTIVES, EACH IS SUBJECT TO DIFFERENT RISKS. More detailed information concerning the investment objectives, policies and restrictions of the Funds, the expenses of the Funds, the risks attendant to investing in the Funds and other aspects of their operations can be found in the current prospectus for each Fund which accompanies this Prospectus and the current statement of additional information for the Funds. THE FUNDS' PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION CAN ALSO BE OBTAINED BY CALLING 1-800-862-6668. The Funds' prospectus should be read carefully before any decision is made concerning the allocation of the Premium Payment or transfers of Contract Value among the Sub-Accounts.

    Hartford cannot guarantee that each Fund will always be available under the Contracts, but in the unlikely event that a Fund is not available, Hartford will take reasonable steps to secure the availability of a comparable fund. Shares of each Fund are purchased and redeemed at Net Asset Value, without a sales charge.

    Shares of the Funds are sold to separate accounts of Hartford and its insurance company affiliates other than the Separate Account to serve as the underlying investment for both variable annuity contracts and variable life insurance contracts, a practice known as "mixed funding." As a result,

(1) "STANDARD & POOR'S-REGISTERED TRADEMARK-", "S&P-REGISTERED TRADEMARK-", "S&P 500-REGISTERED TRADEMARK-", "STANDARD & POOR'S 500", AND "500" ARE TRADEMARKS OF THE MCGRAW-HILL COMPANIES, INC. AND HAVE BEEN LICENSED FOR USE BY HARTFORD LIFE INSURANCE COMPANY. THE INDEX FUND IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY STANDARD & POOR'S ("S&P") AND S&P MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE INDEX FUND.

HARTFORD LIFE INSURANCE COMPANY                                               11
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there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, Hartford will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another Fund. There are certain risks associated with mixed funding, as disclosed in the Funds' prospectus.

    THESE FUNDS MAY NOT BE AVAILABLE IN ALL STATES.

                        PERFORMANCE RELATED INFORMATION

    The Separate Account may advertise certain performance related information concerning its Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.


    The Advisers Fund, Bond Fund, Capital Appreciation Fund, Dividend and Growth Fund, Global Leaders Fund, Growth and Income Fund, High Yield Fund, Index Fund, International Advisers Fund, International Opportunities Fund, MidCap Fund, Mortgage Securities Fund, Small Company Fund, Stock Fund, and Money Market Fund Sub-Accounts may include total return in advertisements or other sales material.


    When a Sub-Account advertises its standardized total return, it will usually be calculated for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period (assuming the deduction of any contingent deferred sales charge which would be payable if the investment were redeemed at the end of the period).
    In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. This figure will usually be calculated for one year, five years, and ten years or other periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge is not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.


    The Bond Fund, High Yield Fund and Mortgage Securities Fund Sub-Accounts may advertise yield in addition to total return. The yield will be computed in the following manner: The net investment income per unit earned during a recent one month period, divided by the unit value on the last day of the period. This figure reflects the recurring charges at the Separate Account level.


    The Money Market Fund Sub-Account may advertise yield and effective yield. The yield of the Money Market Fund Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Sub-Account units and thus compounded in the course of a 52-week period. Yield and effective yield reflect the recurring charges at the Separate Account level.

    The Separate Account may also disclose yield, standard total return, and non-standard total return for periods prior to the date the Separate Account commenced operations. For periods prior to the date the Separate Account commenced operations, performance information for the Sub-Accounts will be calculated based on the performance of the underlying Funds and the assumption that the Sub-Accounts were in existence for the same periods as those of the underlying Funds, with a level of charges equal to those currently assessed against the Sub-Accounts.

    Hartford may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-advantaged and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for such alternatives.

                          DESCRIPTION OF THE CONTRACTS

                             PURCHASING A CONTRACT

    A prospective Contract Owner may purchase a Contract by completing and submitting an application or an order request. The maximum age for Annuitants on the Contract Issue Date is 90. A single Premium Payment must be delivered to the Administrative Office of Hartford along with the Contract Owner's application or an order request. The minimum Premium Payment is $25,000 unless Hartford specifically consents to a lower Premium Payment. No additional Premium Payments may be made under the Contracts. Unless Hartford gives its prior approval, it will not accept a Premium Payment in excess of $1,000,000. Hartford will send Contract Owners a confirmation notice

12                                               HARTFORD LIFE INSURANCE COMPANY
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upon receipt and acceptance of the Contract Owner's Premium Payment.

                         RIGHT TO EXAMINE THE CONTRACT

    Contract Owners may cancel the Contract during the Cancellation Period, which is the 10-day period beginning on the day the Contract Owner receives the Contract. Some states may require a longer Cancellation Period. To cancel the Contract, the Contract Owner must mail or deliver within 10 days, a written request for cancellation accompanied by the Contract to the Administrative Office of Hartford.

    Hartford will refund the Contract Value as of the date of receipt of the request for cancellation. The Contract Owner bears the investment risk during the period prior to Hartford's receipt of the request for cancellation. Hartford will refund the Premium Payment where required by law.

                            CREDITING AND ALLOCATING
                              THE PREMIUM PAYMENT

    If the application or an order request for a Contract is properly completed and is accompanied by any additional information necessary to process it, the Premium Payment will be allocated, as designated by the Contract Owner, to one or more of the Sub-Accounts within two business days of receipt. If the application, order request, or other required information is incomplete when received, Hartford reserves the right to retain the Premium Payment for up to five business days while it attempts to complete the information. If the information cannot be made complete within five business days, the applicant will be informed of the reasons for the delay and the Premium Payment will be returned unless the applicant specifically consents to Hartford retaining the Premium Payment until the information is made complete. The Premium Payment will then be allocated within two business days after receipt of the complete information.

    Contract Owners may allocate the Premium Payment among any or all available Sub-Accounts subject to minimum amounts then in effect. Currently, amounts allocated to any one Sub-Account must equal at least 1% of the net Premium Payment. All percentage allocations must be in whole numbers.

                    CONTRACT VALUE BEFORE INCOME START DATE

    SUB-ACCOUNT VALUE -- The Contract Value is the sum of all Sub-Account Values and therefore reflects the investment performance of the Sub-Accounts to which it is allocated. The Sub-Account Value for any Sub-Account as of the Contract Issue Date is equal to the amount of the Premium Payment allocated to that Sub-Account. The Sub-Account Value for a Contract is determined on any given day by the multiplying the number of Accumulation Units attributable to the Contract in that Sub-Account by the Accumulation Unit value for that Sub-Account. Therefore, on any Valuation Day the Contract Owner's Sub-Account Value reflects any variation of the interest income, dividends, net capital gains or losses, realized or unrealized, and any amounts transferred into or out of that Sub-Account.

    ACCUMULATION UNITS -- The portions of the Premium Payment allocated to a Sub-Account or amounts of Contract Value transferred to a Sub-Account are converted into Accumulation Units. For any Contract, the number of Accumulation Units credited to a Sub-Account is determined by dividing the dollar amount directed to the Sub-Account by the Accumulation Unit value for that Sub-Account for the Valuation Day as of which the portion of the Premium Payment or transferred Contract Value is invested in the Sub-Account. Transferred Contract Value is invested in a Sub-Account as of the end of the Valuation Period during which the transfer request was received. Therefore, a Premium Payment or portion thereof allocated to or amounts transferred to a Sub-Account under a Contract increase the number of Accumulation Units of that Sub-Account credited to the Contract.


    Surrenders, transfers out of a Sub-Account, the death of any Contract Owner or the Annuitant before the Income Start Date (see "Death Before Income Start Date," page 13), and the application of Contract Value less Premium Tax to an Annuity Payment Option on the Annuity Calculation Date all result in a decrease in the number of Accumulation Units of one or more Sub-Accounts. Accumulation Units are valued as of the end of the Valuation Period.


    The Accumulation Unit value for each Sub-Account was arbitrarily set initially at $1 when the Sub-Account began operations. Thereafter, the Accumulation Unit value at the end of every Valuation Day equals the Accumulation Unit value at the end of the preceding Valuation Day multiplied by the Net Investment Factor (described below).

                           THE NET INVESTMENT FACTOR
                      (BEFORE AND AFTER INCOME START DATE)

    The Net Investment Factor is an index applied to measure the investment performance of a Sub-Account from one Valuation Period to the next. For each Sub-Account, the Net Investment Factor reflects the investment performance of the Fund in which that Sub-Account invests and the charges assessed against that Sub-Account for a Valuation Period. The Net Investment Factor is calculated by dividing (1) by (2) and subtracting (3) from the result, where:

(1) is the result of:

    a. the Net Asset Value of the Fund held in the Sub-Account, determined at the end of the current Valuation Period; plus

HARTFORD LIFE INSURANCE COMPANY                                               13
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    b. the per share amount of any dividend or capital gain distributions made by the Fund held in the Sub-Account.

(2) is the Net Asset Value of the Fund held in the Sub-Account, determined at the beginning of the Valuation Period.

(3) is a daily factor representing the mortality and expense risk charge deducted from the Sub-Account, adjusted for the number of days in the Valuation Period.

                          SUB-ACCOUNT VALUE TRANSFERS
                       BEFORE AND AFTER INCOME START DATE


    The Contract Owner may transfer the values of the Sub-Accounts allocations from one or more Sub-Accounts to another free of charges. However, Hartford reserves the right to limit the number of transfers to twelve (12) per Contract Year, with no two (2) transfers occurring on consecutive Valuation Days. Transfers by telephone may be made by a Contract Owner or by the attorney-in-fact pursuant to a power of attorney by calling (800) 862-6668 or by the agent of record by calling (800) 862-7155. Telephone transfers may not be permitted by some states for their residents who purchase variable annuities. Hartford will value transfer requests on the Valuation Day it receives a request for a transfer. However, if a transfer request is received after the close of the New York Exchange, Hartford will value the transfer no later than the next Valuation Day after it receives your transfer request.


    The policy of Hartford and its agents and affiliates is that they will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. Hartford will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; otherwise, Hartford may be liable for any losses due to unauthorized or fraudulent instructions. The procedures Hartford follows for transactions initiated by telephone include requirements that the callers provide certain information for identification purposes. All transfer instructions by telephone are tape recorded.


    Transfers between Sub-Accounts may be made both before and after the Income Start Date provided that the minimum allocation to any Sub-Account may not be less than $500. No transfers may occur until the end of the Cancellation Period. All percentage (%) allocations must be in whole numbers (e.g., 1%).


    It is the responsibility of the Contract Owner to verify the accuracy of all confirmations of transfers and to advise Hartford of any inaccuracies within 30 days of receipt of the confirmation. Hartford will send the Contract Owner a confirmation of the transfer within five days from the date of any instructions.

    Subject to exceptions set forth in the following paragraph, the right to reallocate Contract Values is subject to modification if Hartford determines, in its sole opinion, that the exercise of that right by one or more Contract Owners is, or would be, to the disadvantage of other Contract Owners. Any modification could be applied to transfers to or from some or all of the Sub-Accounts and could include, but would not be limited to, the requirements of a minimum time period between each transfer, not accepting transfer requests of an agent acting under power of attorney on behalf of more than one Contract Owner, or limiting the dollar amount that may be transferred between the Sub-Accounts by a Contract Owner at any one time. Such restrictions may be applied in any manner reasonably designed to prevent any use of the transfer right which is considered by Hartford to be to the disadvantage of other Contract Owners. Some states may have certain limitations.


    Currently, and with respect to Contracts issued in all states, the only restriction in effect is that Hartford will not accept instructions from agents acting under a power of attorney of multiple Contract Owners whose accounts aggregate more than $2 million, unless the agent has entered into a third party transfer services agreement with Hartford. For transfers of Annuity Units after the Annuity Calculation Date, see page 16.


                                   SURRENDERS

    ON OR BEFORE THE INCOME START DATE -- A Contract Owner may surrender the Contract for its Surrender Value at any time on or before the Income Start Date. A Contract's Surrender Value fluctuates daily as a function of the investment performance of the Sub-Accounts in which a Contract Owner is invested. Hartford does not guarantee any minimum Surrender Value. The Surrender Value will be determined as of the date Hartford receives the Written Notice for surrender at the Administrative Office of Hartford.

    AFTER THE INCOME START DATE -- A Contract Owner may surrender the Contract on or after the Income Start Date only if the PAYMENTS GUARANTEED FOR A SPECIFIED NUMBER OF YEARS Annuity Payment Option is in effect. Upon such a surrender Hartford pays the Contract Owner the Commuted Value less any applicable contingent deferred sales charges. This surrender charge is computed as of the date Hartford receives the Written Notice for surrender at the Administrative Office of Hartford.


    Contract Owners should consult their tax adviser regarding the tax consequences of a surrender. result in adverse tax consequences, including the imposition of a penalty tax of 10% of the taxable portion of the Surrender Value. See "Federal Tax Considerations," page 20 for more details.


                         DEATH BEFORE INCOME START DATE


    If the Contract Owner or the Annuitant dies before the Income Start Date, Hartford will pay the Death Benefit. For these purposes, in the case of Joint Annuitants, Hartford will

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pay a Death Benefit upon the death of the last surviving Annuitant.


    The Death Benefit is an amount equal to the Contract Value. The Contract Value may be taken in one sum or under any of the settlement options then being offered by Hartford.

    IF THE CONTRACT OWNER DIES before the Income Start Date, any surviving joint Contract Owner becomes the Beneficiary. If there is no surviving joint Contract Owner, the designated Beneficiary will be the Beneficiary. If the Contract Owner's spouse is the sole Beneficiary and the Annuitant is living, the spouse may elect, in lieu of receiving the Contract Value, to be treated as the Contract Owner. If no Beneficiary designation is in effect or if the Beneficiary has predeceased the Contract Owner, the Contract Owner's estate will be the Beneficiary.


    IF THE ANNUITANT DIES prior to the Income Start Date and the Contract Owner is living, the Contract Owner shall be the Beneficiary. In that case, the rights of any designated Beneficiary shall be voided. For these purposes, in the case of Joint Annuitants, if the last surviving Annuitant dies prior to the Income Start Date and the Contract Owner is living, the Contract Owner shall be the Beneficiary.


                    DEATH ON OR AFTER THE INCOME START DATE

    If the Annuitant dies on or after the Income Start Date, Hartford will pay the Death Benefit under the Annuity Payment Option in effect as of the Annuitant's death. Under some Annuity Payment Options, there is no Death Benefit.

    The Death Benefit on or after the Income Start Date, under the PAYMENTS GUARANTEED FOR A SPECIFIED NUMBER OF YEARS Annuity Payment Option, is the greatest of:

a)  the Commuted Value;

b) 100% of the Premium Payment reduced by the aggregate dollar amount of all Annuity Payments made since the Income Start Date; and

c) the Maximum Anniversary Value (the greatest Anniversary Value under the Contract while the Annuitant is alive prior to his or her 81st birthday reduced by the dollar amount of Annuity Payments made since that anniversary).

    IF THE ANNUITANT DIES on or after the Income Start Date, the Beneficiary will have the option of having payments continue to the Beneficiary for the remainder of the period or taking the Death Benefit in one sum.

    IF A CONTRACT OWNER WHO IS NOT THE ANNUITANT, DIES on or after the Income Start Date, any surviving joint Contract Owner becomes the sole Contract Owner. If there is no surviving Contract Owner, the Beneficiary becomes the new Contract Owner. If any Contract Owner dies, the remaining Annuity Payments will be distributed at least as rapidly as under the method of distribution being used as of the date of such death.

                       DETERMINATION OF THE DEATH BENEFIT

    The Death Benefit will be calculated as of the date Hartford receives Written Notice of Due Proof of Death. Any Annuity Payments made on or after the date of death, but before receipt of Written Notice of Due Proof of Death will be recovered by Hartford from the Payee.

    PRIOR TO THE INCOME START DATE, in the absence of complete instructions to either pay the Death Benefit in one sum or under one of the settlement options being offered, the Contract Value will be moved to the Hartford Money Market Fund.

    ON OR AFTER THE INCOME START DATE, in the absence of complete instructions to either pay the Death Benefit in one sum or continue payments, the present value of the guaranteed remaining payments will be moved to the Hartford Money Market Fund.

    Upon receipt of complete instructions, Hartford will proceed as follows: If the instructions are to resume payments, Hartford will make any payments that went unpaid since the date Hartford received Written Notice of Due Proof of Death. Hartford will then reallocate the remaining balance in the Hartford Money Market Fund according to the instructions and resume payments. If the instructions are to pay the Death Benefit in one sum, Hartford will pay the Death Benefit.

                           DISTRIBUTION REQUIREMENTS:
                         PRIOR TO THE INCOME START DATE

    The Contract Value will be distributed based on the Contract Owner's or Annuitant's date of death and the Beneficiary's election:

1)  in a single lump sum within five years;

2)  under an Annuity Payment Option provided that:

    a)  Annuity Payments begin within one year of the date of death, and

    b) Annuity Payments are made in substantially equal installments over the life of the Beneficiary, or

    c) Annuity Payments are made in substantially equal installments over a period not greater than the life expectancy of the Beneficiary;

3) if the sole Beneficiary is the spouse of the deceased Contract Owner, he or she may by Written Notice within one year of the Contract Owner's death, elect to continue the Contract as the new Contract Owner. If the spouse so elects, all of his or her rights as Beneficiary cease and if the deceased Contract Owner was also the sole Annuitant and appointed no contingent Annuitant, he or she will become the Annuitant; or

HARTFORD LIFE INSURANCE COMPANY                                               15
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4) if the Contract Owner is not an individual, then the "primary Annuitant" shall be treated as the Contract Owner under 1) and 2) above. For this purpose, the "primary Annuitant" means the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.

                          PAYMENTS UNDER THE CONTRACT

    Hartford generally makes payments of surrenders, Death Benefits, or any Annuity Payments within seven days of receipt of all applicable Written Notices and/or Due Proofs of Death. However, Hartford may postpone such payments for any of the following reasons:

1. when the New York Stock Exchange ("NYSE") is closed for trading other than customary holiday or weekend closing, or trading on the NYSE is restricted, as determined by the Commission; or

2. when the Commission by order permits a postponement for the protection of Contract Owners; or

3. when the Commission determines that an emergency exists that would make the disposal of securities held in the Separate Account or the determination of their value not reasonably practicable.

    If a recent check or draft has been submitted, Hartford has the right to defer payment of surrenders, payments upon the death of the Contract Owner or Annuitant before the Income Start Date, Death Benefits, or Annuity Payments until the check or draft has been honored.

                              SELECTING AN ANNUITY
                                 PAYMENT OPTION

    The Annuity Payment Option specifies the type of annuity to be paid and determines how long the annuity will be paid, the frequency of Annuity Payments, and the amount of each Annuity Payment. The Contract Owner must select the Annuity Payment Option when applying for the Contract. This election is irrevocable once the Contract is issued. The Contract Owner must select the Sub-Accounts to which Contract Value less applicable Premium Tax will be applied. Unless otherwise directed, Sub-Account values, as they exist on the Annuity Calculation Date, are used to calculate the first Annuity Payment.

                            ANNUITY PAYMENT OPTIONS

    LIFE ANNUITY -- Hartford makes Annuity Payments to the Payee for as long as the Annuitant lives. UNDER THIS OPTION, A PAYEE WOULD RECEIVE ONLY ONE ANNUITY PAYMENT IF THE ANNUITANT DIES AFTER THE FIRST ANNUITY PAYMENT, TWO ANNUITY PAYMENTS IF THE ANNUITANT DIES AFTER THE SECOND ANNUITY PAYMENT, ETC.

    LIFE ANNUITY WITH CASH REFUND -- Hartford makes Annuity Payments to the Payee as long as the Annuitant lives. If the Annuitant dies and the sum of all Annuity Payments made are less than the Contract Value less Premium Tax used to purchase Annuity Units on the Annuity Calculation Date, the Beneficiary is entitled to a Death Benefit. The Death Benefit equals the Contract Value less Premium Tax used to purchase Annuity Units on the Annuity Calculation Date minus the sum of all Annuity Payments made. This Option is only available using the 5% A.I.R.

    LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR A SPECIFIED NUMBER OF YEARS
-- Hartford makes Annuity Payments to the Payee for as long as the Annuitant lives. At the time this Option is selected, the Contract Owner must select a specific number of years (a minimum of five years and maximum of: a) 100 minus the Annuitant's age or b) 40 years, whichever is less). If the Annuitant dies before the specified number of years has passed, the Beneficiary will have the option of either having the payments continue to the Beneficiary for the remainder of the period or receiving the Commuted Value in one sum. Some restrictions apply to Qualified Contracts with regards to the specified number of years for which payments are guaranteed.

    JOINT AND LAST SURVIVOR LIFE ANNUITY -- Hartford makes Annuity Payments to the Payee while both Annuitants are living. After the death of either Annuitant, Annuity Payments continue to the Payee for as long as the other Annuitant lives. UNDER THIS OPTION, A PAYEE WOULD RECEIVE ONLY ONE ANNUITY PAYMENT IF BOTH ANNUITANTS DIE AFTER THE FIRST ANNUITY PAYMENT, ETC. ANNUITY PAYMENTS AFTER THE DEATH OF THE FIRST ANNUITANT MADE IN AMOUNTS EQUAL TO 100%, 66.67% OR 50% OF THE AMOUNT THAT WOULD OTHERWISE BE PAID.

    JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS
GUARANTEED FOR A SPECIFIED NUMBER OF YEARS WHILE BOTH
ANNUITANTS ARE LIVING -- Hartford makes Annuity Payments to the Payee while both Annuitants are living. After the death of either Annuitant, Annuity Payments continue to the Payee for as long as the other Annuitant lives. At the time of purchase, the Contract Owner must elect to have Annuity Payments after the death of the first Annuitant made in amounts equal to 100%, 66.67% or 50% of the amount that would otherwise be paid. At the time this Option is selected, the Contract Owner must select a specific number of years (a minimum of five years and maximum of 100 minus the younger Annuitant's age). If the Annuitants die before the specified number of years has passed, the Beneficiary will have the option of either having the payments continue to the Beneficiary for the remainder of the period or receiving the Commuted Value in one sum. Some restrictions apply to Qualified Contracts with regards to the specified number of years for which payments are guaranteed.

16                                               HARTFORD LIFE INSURANCE COMPANY
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    PAYMENTS GUARANTEED FOR A SPECIFIED NUMBER OF YEARS -- Hartford makes Annuity Payments to the Payee for the number of years (a minimum of five years and maximum of 100 minus the Annuitant's age) selected by the Contract Owner. If the Annuitant dies before the specified number of years has passed, payments to the Beneficiary will continue until the specified number of years has elapsed. After the death of the Annuitant, the Beneficiary will have the option of either having the payments continue to the Beneficiary for the remainder of the period or receiving the Commuted Value in one sum. Some restrictions apply to Qualified Contracts with regards to the specified number of years for which payments are guaranteed.

    Prior to the death of the Annuitant, the Contract Owner may elect to receive the Commuted Value. If the Contract Owner makes this election, Hartford will deduct the contingent deferred sales charge from the Commuted Value before paying it to the Contract Owner.

                            ANNUITY CALCULATION DATE
                             AND INCOME START DATE

    The Contract Owner selects the Income Start Date in the application or order request. The Annuity Calculation Date will be no more than five Valuation Days before the Income Start Date. The Contract Value less any applicable Premium Tax is applied to purchase Annuity Units of the Sub-Accounts selected by the Contract Owner as of the Annuity Calculation Date. The first Annuity Payment is computed using the value of such Annuity Units as of the Annuity Calculation Date.

                              INCOME PAYMENT DATES

    All Annuity Payments after the first Annuity Payment are computed and payable as of the Income Payment Dates. These dates are the same day of the month as the Income Start Date based on the Annuity Payment frequency selected by the Contract Owner and shown on the specification page of the Contract. Available Annuity Payment frequency includes monthly, quarterly, semi-annual and annual. The Annuity Payment frequency may not be changed once selected by the Contract Owner.

    In the event that the Contract Owner does not select an Annuity Payment frequency, Annuity Payments will be made monthly.

                           VARIABLE ANNUITY PAYMENTS

    THE FIRST VARIABLE ANNUITY PAYMENT -- Variable Annuity Payments are periodic payments from Hartford to the designated Payee, the amount of which varies from one Income Payment Date to the next as a function of the net investment performance of the Sub-Accounts selected by the Contract Owner to support such Annuity Payments. The dollar amount of the first Variable Annuity Payment depends on the Annuity Payment Option chosen, the age of the Annuitant, the gender of the Annuitant (if applicable), the amount of Contract Value applied to purchase the Annuity Payments, and the applicable annuity purchase rates based on the 1983a Individual Annuity Mortality table using projection scale G projected to the year 2000 and an Assumed Investment Return of not less than 3.0%.

    The dollar amount of the first Variable Annuity Payment attributable to each Sub-Account is determined by dividing the dollar amount of the Contract Value less applicable Premium Tax applied to that Sub-Account on the Annuity Calculation Date by $1,000 and multiplying the result by the Payment Factor in the Contract for the selected Annuity Payment Option. The dollar value of the first Variable Annuity Payment is the sum of the first Variable Annuity Payments attributable to each Sub-Account.

    ANNUITY UNITS -- The number of Annuity Units attributable to a Sub-Account is derived by dividing the first Variable Annuity Payment attributable to that Sub-Account by the Annuity Unit value for that Sub-Account for the Valuation Period ending on the Annuity Calculation Date or during which the Annuity Calculation Date falls if the Valuation Period does not end on such date. The number of Annuity Units attributable to each Sub-Account under a Contract remains fixed unless there is a transfer of Annuity Units between Sub-Accounts.

    SUBSEQUENT VARIABLE ANNUITY PAYMENTS -- The dollar amount of each subsequent Variable Annuity Payment attributable to each Sub-Account is determined by multiplying the number of Annuity Units of that Sub-Account credited under the Contract by the Annuity Unit value (described below) for that Sub-Account for the Valuation Period ending on the Income Payment Date, or during which the Annuity Payment Date falls if the Valuation Period does not end on such date. The dollar value of each subsequent Variable Annuity Payment is the sum of the subsequent Variable Annuity Payments attributable to each Sub-Account. Notwithstanding the foregoing, when an Income Payment Date would fall on a day that is not a Valuation Day, the Income Payment is computed as of the Valuation Day immediately following what would have been the Income Payment Date.

    The Annuity Unit value of each Sub-Account for any Valuation Period is equal to (a) multiplied by (b) divided by (c) where:

(a) is the Net Investment Factor for the Valuation Period for which the Annuity Unit value is being calculated;

(b) is the Annuity Unit value for the preceding Valuation Period; and


(c) is a daily Annuity Unit Factor (for the 3%, 5% or 6% Assumed Investment Return) adjusted for the number of days in the Valuation Period.

HARTFORD LIFE INSURANCE COMPANY                                               17
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    The annual Annuity Unit Factor is equal to one plus the applicable Assumed Investment Return percentage. Therefore, for 3%, it is 1.03, for 5% it is 1.05 and for 6% it is 1.06. The annual Annuity Unit Factor can be translated into a daily Annuity Unit Factor of 1.00008098, 1.00013368, and 1.00015965,
respectively.


    THE ASSUMED INVESTMENT RETURN -- The Annuity Unit value will increase or decrease from one Income Payment Date to the next in direct proportion to the net investment return of the Sub-Account or Sub-Accounts supporting the Variable Annuity Payments, less an adjustment to neutralize the selected Assumed Investment Return. Dividing what would otherwise be the Annuity Unit value by the Assumed Investment Return factor is necessary in order to adjust the change in the Annuity Unit value (resulting from the Net Investment Factor) so that the Annuity Unit value only changes to the extent that the Net Investment Factor represents a rate of return greater than or less than the Assumed Investment Return selected by the Contract Owner. Without this adjustment, the Net Investment Factor would decrease the Annuity Unit value to the extent that such value represented an annualized rate of return of less than 0.0% and increase the Annuity Unit value to the extent that such value represented an annualized rate of return of greater than 0.0%.

    Subject to state approval, the Contract permits Contract Owners to select one of three Assumed Investment Returns: 3%, 5% or 6%. A higher Assumed Investment Return will result in a higher initial payment, a more slowly rising series of subsequent payments when actual investment performance (minus any deductions and expenses) exceeds the Assumed Investment Return, and a more rapid drop in subsequent payments when actual investment performance (minus any deductions and expenses) is less than the Assumed Investment Return. The following examples may help clarify the impact of selecting one Assumed Investment Return over another:

1. If a Contract Owner selects a 3% ASSUMED INVESTMENT Return and if the net investment return of the Sub-Account for an Annuity Payment period is equal to the pro-rated portion of the 3% Assumed Investment Return, the Variable Annuity Payment attributable to that Sub-Account for that period will equal the Annuity Payment for the prior period. To the extent that such net investment return exceeds an annualized rate of return of 3% for a payment period, the Annuity Payment for that period will be greater than the Annuity Payment for the prior period. To the extent that such return for a period falls short of an annualized rate of 3%, the Annuity Payment for that period will be less than the Annuity Payment for the prior period.

2. If a Contract Owner selects a 5% ASSUMED INVESTMENT RETURN and if the net investment return of the Sub-Account for an Annuity Payment period is equal to the pro-rated portion of the 5% Assumed Investment Return, the Variable Annuity Payment attributable to that Sub-Account for that period will equal the Annuity Payment for the prior period. To the extent that such net investment return exceeds an annualized rate of return of 5% for a payment period, the Annuity Payment for that period will be greater than the Annuity Payment for the prior period. To the extent that such return for a period falls short of an annualized rate of 5%, the Annuity Payment for that period will be less than the Annuity Payment for the prior period.

3. If a Contract Owner selects a 6% ASSUMED INVESTMENT RETURN and if the net investment return of the Sub-Account for an Annuity Payment period is equal to the pro-rated portion of the 6% Assumed Investment Return, the Variable Annuity Payment attributable to that Sub-Account for that period will equal the Annuity Payment for the prior period. To the extent that such net investment return exceeds an annualized rate of return of 6% for a payment period, the Annuity Payment for that period will be greater than the Annuity Payment for the prior period. To the extent that such return for a period falls short of an annualized rate of 6%, the Annuity Payment for that period will be less than the Annuity Payment for the prior period.


    Exchange ("Transfer") of Annuity Units. Calculation Date, the Contract Owner may exchange (I.E., "transfer") the dollar value of a designated number of Annuity Units of a particular Sub-Account for an equivalent dollar amount of Annuity Units of another Sub-Account. On the date of the transfer, the dollar amount of a Variable Annuity Payment generated from the Annuity Units of either Sub-Account would be the same. No partial transfer will be made if it results in any selected Sub-Account providing less than 10% of the benefits under the Contract. Transfers are executed as of the day Hartford receives Written Notice requesting transfer. For guidelines refer to "Sub-Account Value Transfers" on page 13.


                           CONTRACT FEES AND CHARGES

                        CONTINGENT DEFERRED SALES CHARGE

    No sales charge is deducted from the Premium Payment at the time that the Payment is made. However, a contingent deferred sales charge is deducted when a Contract Owner elects to receive the Commuted Value under the PAYMENTS GUARANTEED FOR A SPECIFIED NUMBER OF YEARS ANNUITY PAYMENT OPTION.

    In the event that surrender charges from the Contracts are not sufficient to cover the expenses of selling the Contracts, Hartford will bear such expenses. Conversely, if the revenue from such charges exceeds such expenses, the

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excess of revenues from such charges over expenses will be retained by Hartford.

    The surrender charge is equal to a percentage of the Commuted Value (not to exceed the Premium Payment) and is deducted from those values prior to their being paid.

                     SURRENDER CHARGE
                      AS A PERCENTAGE
 CONTRACT YEAR       OF COMMUTED VALUE
----------------  -----------------------
       1                        6%
       2                        6%
       3                        5%
       4                        5%
       5                        4%
       6                        3%
       7                        2%
   8 or more                    0%

                               PREMIUM TAX CHARGE

    Certain states and municipalities impose a tax on Hartford in connection with the Premium Payment or Contract Value. This tax can range from 0% to 4% of either the Premium Payment or the Contract Value and is generally based on the Contract Owner's state of residence. Taxes are generally incurred by Hartford as of the Annuity Calculation Date. Hartford deducts the charge for taxes from the Contract Value on the Annuity Calculation Date. Some jurisdictions impose a tax on the Premium Payment at the time the Premium Payment is received. In those jurisdictions, Hartford's current practice is to pay the tax on the Premium Payment and then deduct the charge for these taxes from the Contract Value on a surrender prior to Annuity Calculation Date, or on the Annuity Commencement Date.

                       MORTALITY AND EXPENSE RISK CHARGE

    Hartford deducts a daily charge from the assets of the Separate Account to compensate Hartford for mortality and expense risks that Hartford assumes under the Contracts. The daily charge is at the rate of 0.003446% (approximately equivalent to an effective annual rate of 1.25%) of the net assets of the Separate Account. Approximately .90% of this annual charge is for the assumption of mortality risk and .35% is for the assumption of expense risk.

    The mortality risk that Hartford assumes (for life contingency based Annuity Payment Options) is the risk that Annuitants, as a group, will live for a longer period of time than Hartford estimated when it established the annuity purchase rates in the Contract. Because of these guarantees, each Contract Owner is assured that the Annuitant's longevity will not have an adverse effect on the Annuity Payments that the Payee receives under Annuity Payment Options based on life contingencies. Hartford also assumes a mortality risk because the Contracts guarantee a "death benefit" if the Contract Owner or Annuitant dies before the Income Start Date.

                                 FUND EXPENSES

    The investment performance of each Fund reflects the management fee that the Fund pays to its investment manager as well as other operating expenses that the Fund incurs. Investment management fees are generally daily fees computed as a percent of a Fund's average daily net assets at an annual rate. Please read the prospectus for each Fund for complete details.

                        ADDITIONAL CONTRACT INFORMATION

                               CONTRACT OWNERSHIP

    The Contract belongs to the Contract Owner. A Contract Owner may exercise all of the rights and options described in the Contract. Only the Annuitant may be the owner of an IRA Contract.

    The Contract Owner's rights include the right to: (1) select or change the Contract Owner, (2) select or change any Beneficiary or contingent Beneficiary,
(3) select or change the Payee while the Annuitant is still alive, (4) allocate the Premium Payment among and between the Sub-Accounts, (5) transfer Contract Value among and between the Sub-Accounts, and (6) exchange or transfer Annuity Units between Sub-Accounts on which Variable Annuity Payments are based.


    The rights of owners of Qualified Contracts may be restricted by the terms of a related employee benefit plan. For example, such plans may require an owner of a Qualified Contract to obtain the consent of his or her spouse before exercising certain ownership rights or may restrict withdrawals. See "Federal Tax Considerations," page 20 for more details.



    Selection of an Annuitant or Payee who is not the Contract Owner may have adverse tax consequences. See "Federal Tax Considerations," page 20 for more details.


                   CHANGING THE CONTRACT OWNER OR BENEFICIARY

    At any time after the Cancellation Period, a Contract Owner may transfer ownership of the Contract subject to Hartford's policies and procedures at the time of the change.

HARTFORD LIFE INSURANCE COMPANY                                               19
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    At any time prior to the death of the Annuitant or the death of last surviving Joint Annuitant, the Contract Owner may name a new Beneficiary by Written Notice unless an irrevocable Beneficiary has previously been named. When an irrevocable Beneficiary has been designated, the Contract Owner must provide the irrevocable Beneficiary's written consent to Hartford before a new Beneficiary is designated.



    These changes take effect as of the day the Written Notice was signed and dated. Hartford is not liable for any payments made under the Contract prior to the effectiveness of any change. For possible tax consequences of these changes, see "Federal Tax Considerations," page 20.


                           MISSTATEMENT OF AGE OR SEX
    If an age or sex of the Annuitant given to Hartford (in the application or otherwise) is misstated, Hartford will adjust the benefits it pays under the Contract to the amount that would have been payable at the correct age or sex. If Hartford made any underpayments because of any such misstatement, it shall pay the amount of such underpayment to the Payee or Beneficiary in one sum. If Hartford makes any overpayments because of a misstatement of age or sex, it shall deduct from current or future payments due under the Contract, the amount of such overpayment.

                            CHANGE OF CONTRACT TERMS

    Upon notice to the Contract Owner, Hartford may modify the Contract to:

1. conform the Contract or the operations of Hartford or of the Separate Account to the requirements of any law to which the Contract, Hartford or the Separate Account is subject;

2. assure continued qualification of the Contract as an annuity contract or a Qualified Contract under the Code;

3. reflect a change (as permitted in the Contract) in the operation of the Separate Account.

    In the event of any such modification, Hartford will make appropriate endorsements to the Contract.

    No modification of this Contract shall be made except over the signature of the President, a Vice President, an Assistant Vice President or a Secretary of Hartford. Any modification or waiver must be in writing. No agent may bind Hartford by making any promise not contained in the Contract.

                           REPORTS TO CONTRACT OWNERS

    Hartford sends each Contract Owner a report at least annually, or more often as required by law, indicating: the number of Accumulation or Annuity Units and the dollar value of such units; the Contract Value prior to the Annuity Calculation Date; the Premium Payment; or surrenders made before the Annuity Calculation Date; Annuity Payments on or after the Income Start Date; and any other information required by law.

    The reports, which are mailed to Contract Owners at their last known address, include any information that may be required by the Commission or the insurance supervisory official of the jurisdiction in which the Contract is issued.

    Hartford also sends any other reports, notices or documents required by law to be furnished to Owners.

                                 MISCELLANEOUS

    NON-PARTICIPATING -- The Contract does not participate in the surplus or profits of Hartford and Hartford does not pay dividends on the Contract.

    PROOF OF AGE AND SURVIVAL -- Hartford reserves the right to require proof of the Annuitant's age and gender prior to the Annuity Calculation Date. In addition, Hartford reserves the right to require proof that the Annuitant is living before any Income Payment Date.

    CONTRACT APPLICATION OR ORDER REQUEST -- Hartford issues the Contract in consideration of the Contract Owner's application or order request and Premium Payment. The entire Contract is made up of the Contract and any attached endorsements or riders. In the absence of fraud, Hartford considers statements made in the application or order request to be representations and not warranties. Hartford will not use any statement in defense of a claim or to void the Contract unless it is contained in the application or order request. Hartford will not contest the Contract.

                               VOTING PRIVILEGES

    In accordance with current interpretations of applicable law, Hartford votes Fund shares held in the Separate Account at regular and special shareholder meetings of the Funds in accordance with instructions received from persons having voting interests in the corresponding Sub-Accounts.

    The number of votes that a Contract Owner has the right to instruct are calculated separately for each Sub-Account, and may include fractional votes. Prior to the Annuity Calculation Date, the Contract Owner holds a voting interest in each Sub-Account to which Variable Contract Value is allocated. After the Annuity Calculation Date, the Contract Owner has a voting interest in each Sub-Account from which Variable Annuity Payments are made.

20                                               HARTFORD LIFE INSURANCE COMPANY
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    For each Contract Owner prior to the Annuity Calculation Date, the number of votes attributable to a Sub-Account will be determined by dividing the Contract Owner's Sub-Account Value by the Net Asset Value of the Fund in which that Sub-Account invests. For each Contract Owner after the Annuity Calculation Date, the number of votes attributable to a Sub-Account is determined by dividing the liability for future Variable Annuity Payments to be paid from that Sub-Account by the Net Asset Value of the Fund in which that Sub-Account invests. This liability for future payments is calculated on the basis of the mortality assumptions, the selected Assumed Investment Return and the Annuity Unit value of that Sub-Account. As Variable Annuity Payments are made to the Payee, the liability for future payments decreases as does the number of votes.

    The number of votes available to a Contract Owner are determined as of the date coinciding with the date established by the Fund for determining shareholders eligible to vote at the relevant meeting of the Fund's shareholders. Voting instructions are solicited by written communication prior to such meeting in accordance with procedures established for the Fund. Each Contract Owner or Payee having a voting interest in a Sub-Account will receive proxy materials and reports relating to any meeting of shareholders of the Funds in which that Sub-Account invests.

    Fund shares as to which no timely instructions are received and shares held by Hartford in a Sub-Account as to which no Owner or Payee has a beneficial interest are voted in proportion to the voting instructions that are received with respect to all Contracts participating in that Sub-Account. Voting instructions to abstain on any item to be voted upon are applied to reduce the total number of votes eligible to be cast on a matter.

                           FEDERAL TAX CONSIDERATIONS

                                    GENERAL

    TAX LAW IS COMPLEX AND TAX CONSEQUENCES WILL VARY ACCORDING TO THE ACTUAL STATUS OF THE CONTRACT OWNER AND, IF APPLICABLE, THE TYPE OF RETIREMENT PROGRAM FOR WHICH THE CONTRACT IS PURCHASED. THEREFORE, A PERSON, TRUSTEE OR OTHER ENTITY CONTEMPLATING THE PURCHASE OF A CONTRACT MAY NEED LEGAL AND TAX ADVICE.

    This Prospectus does not provide a detailed description of the federal income tax consequences of purchasing a Contract. Special tax rules may apply to certain purchase situations not discussed herein. In addition, no attempt is made here to consider any applicable state or other tax laws. For detailed information, a prospective purchaser should always consult a qualified tax adviser. This discussion is based on Hartford's understanding of current federal income tax laws as they are currently interpreted.

                 TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT

    The Separate Account is taxed as part of Hartford which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account is not separately taxed as a "regulated investment company" under subchapter M. Investment income and any realized capital gains on the assets of the Separate Account are reinvested and are taken into account in determining the value of the Accumulation and Annuity Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

    No taxes are due on interest, dividends and short-term or long-term capital gains earned by the Separate Account with respect to Qualified or Non-Qualified Contracts.

                             TAXATION OF PURCHASERS
                           OF NON-QUALIFIED CONTRACTS


    CORPORATIONS, TRUSTS AND OTHER NON-NATURAL PERSONS -- Section 72 of the Code governs the taxation of annuity contracts and contains provisions relating to non-natural Contract Owners. Non-natural persons include, among others, corporations, trusts, and partnerships. In general, unless the non-natural person holds a Contract as agent for a natural person, the annual net increase in the value of the Contract is includable in the non-natural person's gross income for the tax period in which the net increase occurs. There is, however, an exception to this general rule for certain annuity contracts held by structured settlement companies, certain annuity contracts held in connection with tax-qualified retirement arrangements and certain immediate annuity contracts. For this purpose, an immediate annuity means an annuity that is purchased with a single premium payment, that has an annuity start date commencing no later than one year from the date of purchase, and that provides for a series of substantially equal periodic payments to be made not less frequently than annually during the annuity period. A non-natural person which is a tax-exempt entity for federal income tax purposes is not subject to income tax as a result of Section 72 of the Code.


    NATURAL PERSONS -- Section 72 generally provides that a Contract Owner is not taxed on increases in the value of the Contract until an amount distributed from the Contract is received (or deemed received) by the Contract Owner, either in the form of Annuity Payments, as contemplated by the Contract, or in some other form (i.e., surrender or Death Benefit). However, this tax deferral generally applies only if: (1) the investments in the Separate Account are "adequately diversified" in accordance with Treasury

HARTFORD LIFE INSURANCE COMPANY                                               21
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Department regulations, (2) Hartford, rather than the Contract Owner, is considered the owner of such assets for federal income tax purposes, and (3) certain distribution requirements are met in the event that the Contract Owner dies. These requirements are discussed further under the caption "Tax Status of the Contract" below.

    DISTRIBUTIONS PRIOR TO THE INCOME START DATE -- The Contract does not permit partial withdrawals or partial surrenders or loans. If, however, a Contract is surrendered prior to the Income Start Date, amounts received by the Contract Owner are includable in his or her income to the extent that such amounts exceed the "investment in the contract." For this purpose, the investment in the contract at any time equals the Premium Payment (to the extent that such Payment was neither deductible when made nor excludable from income as, for example, in the case of certain contributions to Qualified Contracts), less any amounts previously received from the Contract which were not includable in income. Also, the Surrender Value may be subject to a penalty tax, described below. In general, an assignment of the Contract (or other change of ownership) without full and adequate consideration will be treated as a distribution from the Contract and taxed in the same manner as a surrender (except where the Contract is transferred between spouses or incident to a divorce).

    The Contract provides that upon the death of Contract Owner, Annuitant or Joint Annuitant, the Beneficiary will receive the Contract Value. This distribution is includable in the Beneficiary's income as follows: (1) if distributed in a lump sum, it is taxed in the same manner as a surrender, (2) if it is distributed in the form of Annuity Payments, it is taxed in the same manner as Annuity Payments (see below).

    DISTRIBUTIONS AFTER THE INCOME START DATE -- The portion of each Annuity Payment taxable as ordinary income is equal to the excess of the Annuity Payment over the "exclusion amount." The "exclusion amount" is the investment in the Contract (described above), adjusted for any guaranteed period, divided by the number of Annuity Payments expected to be made (determined by Treasury Department regulations that take into account the Annuitant's life expectancy and the Annuity Payment Option elected). After the dollar amount of the investment in the Contract, adjusted for any guaranteed period, is deemed to be recovered, the entire amount of each Annuity Payment is fully includable in income. Nonetheless, should the Annuity Payments cease before the adjusted investment in the Contract is fully recovered, a deduction is allowed for the unrecovered amount of the adjusted investment in the Contract. Where a guaranteed period of Annuity Payments is selected and the Annuitant does not live to the end of that period, the Annuity Payments for the remainder of the period are includable in income as follows: (1) if distributed in a lump sum, they are included in income to the extent that they exceed the unrecovered investment in the Contract at that time, or (2) if received as Annuity Payments, they are fully excluded from income until the remaining investment in the Contract is deemed to be recovered. All Annuity Payments thereafter are fully includable in income.

    PENALTY TAX ON CERTAIN DISTRIBUTIONS -- Distributions received (or deemed received) from a Contract (before or after the Income Start Date) may be subject to a penalty tax equal to 10% of the amount treated as taxable income. In general, however, there is no penalty tax on distributions:

1.  made on or after a taxpayer reaches age 59 1/2;

2.  made on or after the death of the Contract Owner;

3.  attributable to a taxpayer's becoming disabled;

4. that are part of a series of substantially equal periodic payments (not less frequently than annually) for the life (or the life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her designated beneficiary;

5. made under certain annuities issued in connection with structured settlement agreements; and

6. made under an annuity contract that is purchased with a single premium payment when the annuity date is no later than a year from purchase and substantially equal periodic payments are made, not less frequently than annually, during the annuity payment period.

    AGGREGATION OF TWO OR MORE CONTRACTS -- All non-qualified deferred annuity contracts that are issued by Hartford (or its affiliates) to the same owner during any calendar year are treated as one annuity contract for purposes of determining the amount includable in gross income under Section 72(e) of the Code. The effects of this rule are not yet clear; however, it could affect the time when income is taxable and the amount that might be subject to the 10% penalty tax described above. In addition, the Treasury Department has specific authority to issue regulations that prevent the avoidance of Section 72(e) of the Code through the serial purchase of annuity contracts or otherwise. There may also be other situations in which the Treasury Department may conclude that it would be appropriate to aggregate two or more deferred or immediate annuity contracts purchased by the same owner. Accordingly, a Contract Owner should consult a competent tax adviser before purchasing more than one annuity contract in a calendar year.

    POSSIBLE CHANGES IN TAXATION -- In past years, legislation has been proposed that would have adversely modified the federal taxation of certain annuity contracts. For example, one such proposal would have changed the tax treatment of non-qualified annuities that did not have "substantial life contingencies" by taxing income as it is credited to the annuity contract. Although as of the date of this Prospectus Congress is not considering any legislation regarding taxation of annuity contracts, there is always the possibility that

22                                               HARTFORD LIFE INSURANCE COMPANY
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the tax treatment of annuities could change by legislation or other means (such as IRS regulations, revenue rulings, judicial decisions, etc.). Moreover, it is also possible that any change could be retroactive (that is, effective prior to the date of the change).

    CONTRACTS OBTAINED THROUGH A TAX-FREE EXCHANGE OF OTHER ANNUITY OR LIFE INSURANCE CONTRACTS -- Section 1035 of the Code generally provides that no gain or loss shall be recognized on the exchange of one annuity contract for another. If the surrendered contract was issued prior to August 14, 1982, the tax rules formerly provided that the surrender was taxable only to the extent the amount received exceeds the owner's investment in the contract will and continue to apply to amounts allocable to investments in that contract prior to August 14, 1982. In contrast, contracts issued after January 19, 1985 in a Code Section 1035 exchange are treated as new contracts for purposes of the penalty and distribution-at-death rules. Special rules and procedures apply to Section 1035 transactions. Prospective Contract Owners wishing to take advantage of Section 1035 should consult their tax adviser.

    TAX STATUS OF THE CONTRACTS -- The foregoing discussion assumes that the Contracts qualify as "annuity contracts" for federal income tax purposes under the Code.

    DIVERSIFICATION REQUIREMENTS -- Section 817(h) of the Code provides that separate account investments underlying a contract must be "adequately diversified" in accordance with Treasury Department regulations in order for the contract to qualify as an annuity contract under Section 72 of the Code. The Separate Account, through each underlying Fund, intends to comply with the diversification requirements prescribed in regulations under Section 817(h) of the Code, which affect how the assets in the various Sub-Accounts may be invested. Although Hartford does not have direct control over the Funds in which the Separate Account invests, Hartford believes that each Fund will meet the diversification requirements, and therefore, the Contract will be treated as an annuity contract under the Code.

    The Treasury Department has issued diversification regulations which generally require, in effect, among other things, that no more than 55% of the value of the total assets of each Fund is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In addition, in the case of government securities, each government agency or instrumentality shall be treated as a separate issuer.

    In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable annuity contract owner's gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department has also announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the contract owner), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also states that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular Sub-Accounts without being treated as owners of the underlying assets." As of the date of this Prospectus, no such guidance has been issued.

    The ownership rights under the Contracts are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of separate account assets. For example, the Contract Owner has the choice of several Sub-Accounts in which to allocate the Premium Payment and Contract Value, and may be able to transfer Contract Value among Sub-Accounts more frequently than in such rulings. In addition, the Contract provides for more Sub-Accounts than did the variable contracts that were the subject of the such rulings. These differences could result in a Contract Owner being treated as the owner of the assets of the Separate Account. In addition, Hartford does not know what standards will be set forth, if any, in the regulations or rulings which the Treasury Department has stated it expects to issue. Hartford therefore reserves the right to modify the Contract as necessary to attempt to prevent the Contact Owner from being considered the owner of the Separate Account's assets.

    REQUIRED DISTRIBUTIONS -- In order to be treated as an annuity contract for federal income tax purposes, Section 72(s) of the Code requires any Non-Qualified Contract to provide that: (a) if any Contract Owner dies on or after the Income Start Date but prior to the time the entire interest in the Contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that Contract Owner's death; and (b) if any Contract Owner dies prior to the Income Start Date, the entire interest in the Contract will be distributed within five years after the date of the Contract Owner's death. These requirements will be considered satisfied as to

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any portion of the Contract Owner's interest that is payable to or for the benefit of a "designated beneficiary," and that is distributed over the life of such Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of that Contract Owner's death. The Contract Owner's "designated beneficiary" is the person designated by such Contract Owner as a Beneficiary and must be a natural person. However, if the Contract Owner's sole designated beneficiary is the surviving spouse of the Contract Owner, the Contract may be continued with the surviving spouse as the new Contract Owner. The requirements further provide that if the Contract Owner is not an individual, the primary Annuitant shall be treated as the Contract Owner for purposes of making distributions that are required to be made upon the death of the Contract Owner. If there is a change in the primary Annuitant, such change shall be treated as the death of the Contract Owner. The Contract does not permit a change of the Annuitants, however.

    Non-Qualified Contracts contain provisions that are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. Hartford will review such provisions and modify them if necessary to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise.

                 TAXATION OF PURCHASERS OF QUALIFIED CONTRACTS


    The Contracts are designed for use as IRAs or in connection with Deferred Compensation Plans established and maintained by state or local governments or tax-exempt organizations. Important differences exist between the tax rules which are applicable to IRAs and Deferred Compensation Plans. These rules are complex and may vary depending on individual circumstances. Adverse tax consequences may result from distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to applicable commencement and minimum distribution rules; and in other circumstances. Therefore, no attempt is made to provide more than general information about the use of the Contracts as IRAs or when owned by eligible employers in connection with Deferred Compensation Plans. Contract Owners, Annuitants, and Beneficiaries are cautioned that the rights of any person to any benefits under a Deferred Compensation Plan may be subject to the terms and conditions of the plan itself, regardless of the terms and conditions of the Contract, but that Hartford is not bound by the terms and conditions of such plans to the extent such terms conflict with the Contract, unless Hartford specifically consents to be bound. A brief description of some of the federal income tax rules which apply to IRAs and Deferred Compensation Plans is set forth below. Hartford may amend the Contract as necessary to conform it to the requirements of applicable law.


    INDIVIDUAL RETIREMENT ANNUITIES -- The Contract is designed for use as an IRA purchased through a tax-deferred rollover contribution from another IRA, a retirement plan qualified under Section 401 or Section 403(a) of the Code or tax sheltered annuity contract under Section 403(b) of the Code. Amounts held under a Deferred Compensation Plan under Section 457 of the Code CANNOT be rolled over or transferred to an IRA.

    DISTRIBUTIONS FROM AN IRA -- In general, payments from an IRA which are not rolled over must be included in gross income as ordinary taxable income in the year in which they are received. Required minimum distributions must begin by April 1 of the calendar year following the calendar year in which the IRA owner attains the age of 70 1/2. Certain other mandatory distribution rules apply upon the death of the IRA owner.

    TEN PERCENT PENALTY TAX ON EARLY DISTRIBUTIONS -- Distributions received (or deemed received) from an IRA may be subject to a penalty tax equal to ten percent (10%) of the amount treated as taxable income. In general, however, there is no such penalty tax on distributions:

1.  made on or after the date on which the taxpayer reaches age 59 1/2,

2. made to a beneficiary (or to the estate of the taxpayer) on or after the death of the taxpayer,

3.  attributable to the taxpayer's becoming disabled, or

4. which are part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her designated beneficiary.

    In addition, effective for distributions from an IRA made after December 31, 1996, there is no such penalty tax on distributions:

5. made to the taxpayer to the extent such distributions do not exceed the amount allowable as a deduction for federal income tax purposes allowed to the taxpayer for amounts paid during the taxable year for medical care, or


6. if certain conditions are met, made to an unemployed taxpayer after separation from employment, for health insurance premiums.



7. made to the taxpayer to the extent the distribution does not exceed the amount of certain qualifying higher education expenses, as defined by
    Section 72(t)(7) of the Code, or



8. which are qualified first-time buyer distributions meeting the requirements specified at Section 72(t)(8) of the Code.

24                                               HARTFORD LIFE INSURANCE COMPANY
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    CODE SECTION 457 DEFERRED COMPENSATION PLANS -- Contracts may be purchased by a state or local government or tax-exempt organization that is an employer sponsoring a Deferred Compensation Plan under Section 457 of the Code in order to effect distribution of plan benefits to participants under the plan. In general, distributions from a Deferred Compensation Plan are prohibited under
Section 457 unless made after the participant attains age 70 1/2, separates from service, dies, or suffers an unforeseeable financial emergency. Distributions under plans that meet the requirements of Section 457 of the Code are taxable as ordinary income in the year paid or made available to the participant or beneficiary.


    Generally, required minimum distributions must begin by April 1 of the calendar year following the calendar year in which the participating employee attains the age of 70 1/2. Certain other mandatory distribution rules apply upon the death of the participating employee.

    Amounts held under a Deferred Compensation Plan under Section 457 of the Code CANNOT be rolled over or transferred to an IRA.

                         FEDERAL INCOME TAX WITHHOLDING

    The portion of a distribution from a Contract that is taxable income to the recipient is generally subject to withholding for the recipient's federal income tax liability at rates that vary according to the type of distribution and the recipient's tax status. Section 3405 of the Code governs withholding and is summarized below:

    NON-PERIODIC DISTRIBUTIONS -- The portion of a non-periodic distribution which constitutes taxable income will be subject to federal income tax withholding unless the recipient elects not to have taxes withheld. If an election not to have taxes withheld is not provided, 10% of the taxable distribution will be withheld as federal income tax. Election forms will be provided at the time distributions are requested. If the necessary election forms are not submitted to Hartford, Hartford will automatically withhold 10% of the taxable distribution.

    PERIODIC DISTRIBUTIONS (DISTRIBUTIONS PAYABLE OVER A PERIOD GREATER THAN ONE
YEAR) -- The portion of a periodic distribution which constitutes taxable income will be subject to federal income tax withholding as if the recipient were married claiming three exemptions. A recipient may elect not to have income taxes withheld or have income taxes withheld at a different rate by providing a completed election form. Election forms will be provided at the time distributions are requested.

    DEFERRED COMPENSATION PLANS -- Deferred compensation plans meeting the requirements of Section 457 of the Code are generally subject to regular wage withholding rules.

    Certain states also require withholding of state income tax whenever federal income tax is withheld.

                      CONTRACT OWNERS THAT ARE NONRESIDENT
                         ALIENS OR FOREIGN CORPORATIONS

    The discussion above provides general information regarding U.S. federal income tax consequences to Contract Owners that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to Hartford. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to the purchase of a Contract.

                             OTHER TAX CONSEQUENCES

    As noted above, the foregoing comments about the federal tax consequences under these Contracts are not exhaustive, and special rules may apply to other tax situations not discussed in this Prospectus. Further, the federal income tax consequences discussed herein reflect Hartford's understanding of current law and the law may change. Federal estate and state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract depend on the individual circumstances of each Contract Owner or recipient of the distribution. In particular, gift and/or estate tax consequences may result in situations where the Contract Owner is not also the Annuitant, Payee, and Beneficiary. A competent tax adviser should be consulted for further information.

                               OTHER INFORMATION

                         DISTRIBUTION OF THE CONTRACTS


    Hartford Securities Distribution Company, Inc. ("HSD"), which is located at 200 Hopmeadow Street, Simsbury, CT 06070, is principal underwriter and distributor of the Contracts. HSD is an affiliate of Hartford. Hartford's parent company indirectly owns 100% of HSD. HSD is registered with the Commission as a broker-dealer, and is a member of the National Association of Securities Dealers, Inc. Hartford pays HSD for acting as principal underwriter under a distribution agreement. The Contracts are offered on a continuous basis and Hartford does not anticipate discontinuing the offer.


    Applications for Contracts are solicited by agents who are licensed by applicable state insurance authorities to sell

HARTFORD LIFE INSURANCE COMPANY                                               25
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Hartford's insurance contracts and who are also registered representatives of a broker-dealer having a selling agreement with HSD. Such broker-dealers will generally receive commissions based on a percent of the Premium Payment made (up to a maximum of 6%). The writing agent will receive a percentage of these commissions from the respective broker-dealer, depending on the practice of that broker-dealer. Contract Owners do not pay these commissions.

    Broker-dealers or financial institutions are compensated according to a schedule set forth by HSD and any applicable rules or regulations for variable insurance compensation. Compensation is generally based on premium payments made by policyholders or contract owners. This compensation is usually paid from the sales charges described in this Prospectus.

    In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HSD, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or financial institutions based on total sales by the broker-dealer or financial institutions of insurance products. These payments, which may be different for different broker-dealers or financial institutions, will be made by HSD, its affiliates or Hartford out of their own assets and will not effect the amounts paid by the policyholders or contract owners to purchase, hold or surrender variable insurance products.

                               LEGAL PROCEEDINGS

    There are no legal proceedings to which the Separate Account is a party or to which the assets of the Separate Account are subject.


                                   YEAR 2000



    The Year 2000 issue relates to the ability or inability of computer systems to properly process information and data containing or related to dates beginning with the year 2000 and beyond. The Year 2000 issue exists because, historically, many computer systems that are in use today were developed years ago when a year was identified using a two-digit field rather than a four-digit field. As information and data containing or related to the century date are introduced to computer hardware, software and other systems, date sensitive systems may recognize the year 2000 as 1900, or not at all, which may result in computer systems processing information incorrectly. This, in turn, may significantly and adversely affect the integrity and reliability of information databases and may result in a wide variety of adverse consequences to a company. In addition, Year 2000 problems that occur with third parties with which a company does business, such as suppliers, computer vendors and others, may also adversely affect any given company.



    As an insurance and financial services company, Hartford has thousands of individual and business customers that have purchased or invested in insurance policies, annuities, mutual funds and other financial products. Nearly all of these policies and products contain date sensitive data, such as policy expiration dates, birth dates, premium payments dates and the like. In addition, Hartford has business relationships with numerous third parties that affect virtually all aspects of its business, including, without limitation, suppliers, computer hardware and software vendors, insurance agents and brokers, securities broker-dealers and other distributors of financial products.



    Beginning in 1990, Hartford began working on making its computer systems Year 2000 ready, either by installing new programs or by replacing systems. In January 1998, Hartford commenced a company-wide program to further identify, assess and remediate the impact of Year 2000 problems in all of Hartford's business segments. Hartford currently anticipates that this internal program will be substantially completed by the end of 1998, and testing of the computer systems will continue through 1999.



    In addition, as part of its Year 2000 program, Hartford is identifying third parties with which it has significant business relations in order to attempt to assess any potential impact on Hartford as a result of such third-party Year 2000 issues and remediation plans. Hartford currently anticipates that it will substantially complete this evaluation by the end of 1998, and will conduct systems testing with certain third parties through 1999. Hartford does not have control over these third parties and, as a result, Hartford cannot currently determine to what extent future operating results may be adversely affected by the failure of these third parties to successfully address their Year 2000 issues. Hartford will continue to assess Year 2000 risk exposures related to its own operations and its third-party relationships and is in the process of developing business contingency plans.



    The costs of addressing the Year 2000 issue that have been incurred through the six months ended June 30, 1998 have not been material to Hartford's financial condition or results of operations. Hartford will continue to incur costs related to its Year 2000 efforts and does not anticipate that the costs to be incurred will be material to its financial condition or results of operations.


                                    EXPERTS


    The audited financial statements and financial statement schedules included in this registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.

26                                               HARTFORD LIFE INSURANCE COMPANY
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                       ILLUSTRATIONS OF ANNUITY PAYMENTS
                     ASSUMING HYPOTHETICAL RATES OF RETURN

    The following graph has been prepared to show how investment performance could affect Variable Annuity Payments over time. The graph illustrates the Variable Annuity Payments of a Non-Qualified Contact under three rate of return scenarios. Of course, the illustrations merely represent what Variable Annuity Payments might be paid under a HYPOTHETICAL Non-Qualified Contract.

    WHAT THE GRAPHS ILLUSTRATE. -- Each curve plotted on the graph illustrates the payments under a hypothetical Non-Qualified Contract (described in more detail below) assuming a different hypothetical rate of return for a single Sub-Account supporting the Contract by plotting one point for each contract year. Each such annual point on the graph represents the average of twelve monthly Variable Annuity Payments made in that contract year under the hypothetical Contract (hereinafter, an "Average Monthly Payment"). Each curve on the graph assumes that the initial Variable Annuity Payment under the hypothetical Contract is $1,000 (discussed in more detail below).


    HYPOTHETICAL RATES OF RETURN. -- The Variable Annuity Payments reflect three different assumptions for a constant investment return before fees and expenses:
0%, 6% and 12%. Net of all expenses, these constant returns are: 1.83%, 4.06% and 9.95%. Average Monthly Payments reflect the assumed investment return net of all expenses of the illustrated Sub-Account (and the Funds) over the periods shown in each graph. Fund management fees and operating expenses are assumed to be at an annual rate of 0.60% of their average daily net assets. This is the weighted average of Fund expenses shown in the fee table on page 5. The mortality and expense risk charge is assumed to be at an annual rate of 1.25% of the illustrated Sub-Account's average daily net assets.



    Nevertheless, THE AVERAGE MONTHLY PAYMENTS DEPICTED IN THE GRAPH ARE BASED ON HYPOTHETICAL CONTRACTS AND HYPOTHETICAL INVESTMENT RESULTS AND ARE NOT PROJECTIONS OR INDICATIONS OF FUTURE RESULTS. HARTFORD DOES NOT GUARANTEE OR EVER SUGGEST THAT ANY SUB-ACCOUNT OR CONTRACT ISSUED BY IT WOULD GENERATE THESE OR SIMILAR AVERAGE MONTHLY PAYMENTS FOR ANY PERIOD OF TIME. THE GRAPHS ARE FOR ILLUSTRATION PURPOSES ONLY AND DO NOT REPRESENT FUTURE VARIABLE ANNUITY PAYMENTS OR FUTURE INVESTMENT RETURNS. Variable Annuity Payments under a real Contract may be more or less than those forming the basis for the Average Monthly Payments shown in these illustrations if the actual returns of the Sub-Accounts selected by a Contract Owner are different from the hypothetical returns. Because it is very likely that a Sub-Account's investment return will fluctuate over time, one can expect Variable Annuity Payments under a real Contract to fluctuate. Moreover, under a real Contract, the total amount of Variable Annuity Payments ultimately received by a Payee depends upon which Annuity Payment Option the Contract Owner selects and, for life contingent annuity payment options, how long the Annuitant lives. See "Selecting An Annuity Payment Option," page 15.


    ASSUMPTIONS ON WHICH THE HYPOTHETICAL CONTRACT IS BASED. -- In order to illustrate a hypothetical Contract, Hartford had to make several assumptions about the Contract. These assumptions are that: (1) the hypothetical Contract is a Non-Qualified Contract, (2) the entire Contract Value of the hypothetical Contract is allocated (on the Annuity Calculation Date) to a Sub-Account having a constant investment return before fees and expenses of 0%, 6%, or 12%, (3) the Contract Owner selected an Assumed Investment Return of 5%, (4) the Contract Owner elects to receive monthly Variable Annuity Payments, and (5) the Contract Value (less any applicable Premium Tax) applied to the purchase of Annuity Units on the Annuity Calculation Date under the Annuity Payment Option selected results in an initial Variable Annuity Payment of $1,000.


    For a discussion of how a Contract Owner may elect to receive monthly, quarterly, semi-annual or annual Variable Annuity Payments, see "Income Payment Dates," page 16.



    ASSUMED INVESTMENT RETURN. -- Among the most important factors that determine that amount of Variable Annuity Payments is the Assumed Investment Return selected by the Contract Owner. The hypothetical Contract has an Assumed Investment Return of 5%. Subject to state approval, a Contract Owner may, however, select a 3%, 5% or 6% Assumed Investment Return under a real Contract. Generally, Variable Annuity Payments will increase in size from one Income Payment Date to the next if the annualized net rate of return during that time is greater than the Assumed Investment Return, and will decrease if the annualized net rate of return over this period is less than the Assumed Investment Return. (The Assumed Investment Return is an important component of the Payment Factor.) For a detailed discussion of Assumed Investment Returns, see "Variable Annuity Payments," page 16.


    THE $1,000 INITIAL ANNUITY PAYMENT. -- The hypothetical Contract has an initial Variable Annuity Payment of $1,000. The dollar amount of the first Variable Annuity Payment under a real Contract generally depends upon the Annuity Payment Option selected by the Contract Owner, the amount of Contract Value applied to purchase the Variable Annuity Payments, the annuity purchase rates in the Contract at the time it is purchased (i.e., the Payment Factor), the age of the Annuitant, and, in most cases (e.g., Non-Qualified Contracts), the sex of the Annuitant. For each of the illustrations, the entire Contract Value under the hypothetical Contract is allocated to a Sub-Account

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having a constant investment return before fees and expenses of 0%, 6%, or 12%. However, for a real Contract, Contract Value is often allocated among several Sub-Accounts prior to the Annuity Calculation Date. The dollar amount of the first Variable Annuity Payment attributable to each Sub-Account is determined under a real Contract by dividing the dollar amount of Contract Value (less applicable Premium Tax) applied to that Sub-Account on the Annuity Calculation Date by $1,000, and multiplying the result by the annuity Payment Factor in the Contract for the selected Annuity Payment Option. The dollar value of the first Variable Annuity Payment is the sum of the first Variable Annuity Payments attributable to each Sub-Account. For a detailed discussion of how the first Variable Annuity Payment is determined, see "Variable Annuity Payments," page 16.

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                           HYPOTHETICAL ILLUSTRATIONS

HYPOTHETICAL 0% GROSS      HYPOTHETICAL 6% GROSS      HYPOTHETICAL 12% GROSS
         RATE                       RATE                       RATE
   AVERAGE MONTHLY            AVERAGE MONTHLY            AVERAGE MONTHLY
       PAYMENT                    PAYMENT                    PAYMENT
 FOR EACH YEAR SHOWN        FOR EACH YEAR SHOWN        FOR EACH YEAR SHOWN
    $1,000 INITIAL             $1,000 INITIAL             $1,000 INITIAL
   PAYMENT; 5% AIR            PAYMENT; 5% AIR            PAYMENT; 5% AIR
----------------------     ----------------------     ----------------------
             AVERAGE                    AVERAGE                    AVERAGE
 CONTRACT    MONTHLY        CONTRACT    MONTHLY        CONTRACT    MONTHLY
   YEAR      PAYMENT          YEAR      PAYMENT          YEAR      PAYMENT
----------  ----------     ----------  ----------     ----------  ----------
       1          970             1          996             1        1,021
       2          907             2          987             2        1,070
       3          848             3          978             3        1,120
       4          793             4          969             4        1,173
       5          741             5          961             5        1,228
       6          693             6          952             6        1,286
       7          648             7          943             7        1,346
       8          606             8          935             8        1,410
       9          566             9          927             9        1,476
      10          529            10          918            10        1,546
      11          495            11          910            11        1,619
      12          463            12          902            12        1,695
      13          433            13          894            13        1,775
      14          404            14          886            14        1,858
      15          378            15          878            15        1,946
      16          353            16          870            16        2,038
      17          330            17          862            17        2,134
      18          309            18          854            18        2,234
      19          289            19          847            19        2,340
      20          270            20          839            20        2,450

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                 AVERAGE MONTHLY PAYMENT
Contract Year               0% Gross Rate    6% Gross Rate    12% Gross Rate
1                                     970              996             1,021
2                                     907              987             1,070
3                                     848              978             1,120
4                                     793              969             1,173
5                                     741              961             1,228
6                                     693              952             1,286
7                                     648              943             1,346
8                                     606              935             1,410
9                                     566              927             1,476
10                                    529              918             1,546
11                                    495              910             1,619
12                                    463              902             1,695
13                                    433              894             1,775
14                                    404              886             1,858
15                                    378              878             1,946
16                                    353              870             2,038
17                                    330              862             2,134
18                                    309              854             2,234
19                                    289              847             2,340
20                                    270              839             2,450

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                       ILLUSTRATIONS OF ANNUITY PAYMENTS
                         USING HISTORIC RATES OF RETURN

The following graphs have been prepared to show how investment performance affects Variable Annuity Payments over time. These graphs illustrate the "performance" of a Non-Qualified Contract under which Variable Annuity Payments begin at the end of the month that the Contract was issued which is the same month that each Sub-Account illustrated began operations. Of course, Hartford did not sell Contracts prior to the date of this Prospectus (i.e., during any of the time periods shown) and therefore the illustrations merely represent what Variable Annuity Payments might have been under a hypothetical Non-Qualified Contract had one existed during the years shown.


    WHAT THE GRAPHS ILLUSTRATE -- Each graph illustrates the "performance" of a particular Sub-Account based on hypothetical Non-Qualified Contract (described in more detail below) by plotting one point for each calendar year since the Sub-Account began operations. Each such annual point on the graph represents the average of twelve monthly Variable Annuity Payments made in that year under the hypothetical Contract. Each graph assumes that the initial Variable Annuity Payment under the hypothetical Contract is $1,000 (discussed in more detail below). All of the graphs end on June 30, 1998. Where a Sub-Account began operations in mid-year, the point for the first year represents the average of monthly Variable Annuity Payments made (which is fewer than 12) under the hypothetical Contract during that year. The points therefore represent, in each case, the average monthly Variable Annuity Payment (hereinafter, an "Average Monthly Payment").



    Average Monthly Payments reflect the actual past investment return after all expenses of the Sub-Accounts over the periods shown in each graph. Nevertheless, THE AVERAGE MONTHLY PAYMENTS DEPICTED IN THE GRAPHS ARE BASED ON HYPOTHETICAL CONTRACTS AND PAST INVESTMENT RESULTS AND ARE NOT PROJECTIONS OR INDICATIONS OF FUTURE RESULTS. HARTFORD DOES NOT GUARANTEE OR EVEN SUGGEST THAT ANY CONTRACT ISSUED BY IT WOULD GENERATE THESE OR SIMILAR VARIABLE ANNUITY PAYMENTS FOR ANY PERIOD OF TIME. THE GRAPHS ARE FOR ILLUSTRATION PURPOSES ONLY AND DO NOT REPRESENT FUTURE VARIABLE ANNUITY PAYMENTS OR FUTURE INVESTMENT RETURNS. Variable Annuity Payments under a real Contract may be more or less than those forming the basis for the Average Monthly Payments shown in these illustrations if the actual returns of the Sub-Accounts selected by a Contract Owner are different from the past returns of the Sub-Accounts. Because it is very likely that a Sub-Account's investment return will fluctuate over time, one can expect Variable Annuity Payments under a real Contract to fluctuate. Moreover, under a real Contract, the total amount of Variable Annuity Payments ultimately received by a Payee depends upon which Annuity Payment Option the Contract Owner selects and, for life contingent annuity options, how long the Annuitant lives. (See "Selecting An Annuity Payment Option," page 15.)


    ASSUMPTIONS ON WHICH THE HYPOTHETICAL CONTRACT IS BASED -- In order to illustrate a hypothetical Contract, Hartford had to make several assumptions about the Contract. These assumptions are that: (1) the hypothetical Contract is a Non-Qualified Contract, (2) the entire Contract Value of the hypothetical Contract is allocated (on the Annuity Calculation Date) to the Sub-Account being illustrated, (3) the Contract Owner selected an Assumed Investment Return of 5%,
(4) the Contract Owner elects to receive monthly Variable Annuity Payments and elects an Income Start Date that is the last day of the month in which the Contract was issued, (5) the Contract Value (less any applicable premium tax) applied to the purchase of Annuity Units on the Annuity Calculation Date under the Annuity Payment Option selected results in an initial Variable Annuity Payment of $1,000, and (6) the Income Start Date is the last day of the month that the Sub-Account illustrated began operations. TO THE EXTENT THAT A REAL CONTRACT IS ISSUED BY HARTFORD ON A BASIS DIFFERENT FROM THE FOREGOING ASSUMPTIONS, THAT REAL CONTRACT WOULD HAVE HAD AVERAGE MONTHLY PAYMENTS DIFFERENT FROM THOSE ILLUSTRATED EVEN DURING THE PERIODS ILLUSTRATED.


    For a discussion of how a Contract Owner may elect to receive monthly, quarterly, semi-annual or annual Variable Annuity Payments, see "Income Payment Dates," page 16.



    ASSUMED INVESTMENT RETURN -- Among the most important factors that determine that amount of Variable Annuity Payments is the Assumed Investment Return selected by the Contract Owner. The hypothetical Contract has an Assumed Investment Return of 5%. Subject to state approval, a Contract Owner may, however, select a 3%, 5% or 6% Assumed Investment Return under a real Contract. Generally, Variable Annuity Payments will increase in size from one Income Payment Date to the next if the annualized net rate of return during that time is greater than the Assumed Investment Return, and will decrease if the annualized net rate of return over this period is less than the Assumed Investment Return. (The Assumed Investment Return is an important component of the Payment Factor.) For a detailed discussion of Assumed Investment Returns, see "Variable Annuity Payments," page 16. Standardized and non-standardized average annual total returns as well as the Sub-Account Annual Percentage Change column reflect the performance of the Sub-Account being illustrated without adjustment for an Assumed Investment Return.


    THE $1,000 INITIAL ANNUITY PAYMENT -- The hypothetical Contract has an initial Variable Annuity Payment of $1,000.

30                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


The dollar amount of the first Variable Annuity Payment under a real Contract generally depends upon the Annuity Payment Option selected by the Contract Owner, the amount of Contract Value applied to purchase the Variable Annuity Payments, the annuity purchase rates in the Contract at the time it is purchased (i.e., the Payment Factor), the age of the Annuitant, and, in most cases (e.g., Non-Qualified Contracts), the sex of the Annuitant. For each of the illustrations, the entire Contract Value under the hypothetical Contract is allocated to the Sub-Account shown in the illustrations. However, for a real Contract, Contract Value is often allocated among several Sub-Accounts prior to the Annuity Calculation Date. The dollar amount of the first Variable Annuity Payment attributable to each Sub-Account is determined under a real Contract by dividing the dollar amount of Contract Value (less applicable Premium Tax) applied to that Sub-Account on the Annuity Calculation Date by $1,000, and multiplying the result by the annuity Payment Factor in the Contract for the selected Annuity Payment Option. The dollar value of the first Variable Annuity Payment is the sum of the first Variable Annuity Payments attributable to each Sub-Account. For a detailed discussion of how the first Variable Annuity Payment is determined, see "Variable Annuity Payments," page 16.



    Historical rates of return illustrations for the Hartford Growth and Income Fund, Hartford Global Leaders Fund and Hartford High Yield Fund are unavailable because as of June 30, 1998, the Funds had not commenced operations.

HARTFORD LIFE INSURANCE COMPANY                                               31
--------------------------------------------------------------------------------

                           ADVISERS FUND SUB-ACCOUNT

          AVERAGE MONTHLY PAYMENT FOR EACH YEAR OR PARTIAL YEAR SHOWN
                         $1,000 INITIAL PAYMENT: 5% AIR
--------------------------------------------------------------------------------
                                    AVERAGE                        ANNUAL
      CALENDAR                      MONTHLY                     SUB-ACCOUNT
        YEAR                        PAYMENT                        RETURN
      --------                      --------                --------------------
               1977
               1978
               1979
               1980
               1981
               1982
               1983 *                         990                         1.26%
               1984                           948                         6.05%
               1985                         1,078                        25.26%
               1986                         1,253                        11.27%
               1987                         1,337                         4.66%
               1988                         1,322                        12.71%
               1989                         1,479                        20.24%
               1990                         1,459                         0.01%
               1991                         1,584                        18.88%
               1992                         1,630                         6.96%
               1993                         1,731                        10.86%
               1994                         1,688                        -3.94%
               1995                         1,821                        26.74%
               1996                         2,042                        15.14%
               1997                         2,384                        22.96%

       NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
             FOR THE PERIODS ENDED 12/31/1997**
------------------------------------------------------------
       1 Year                                         22.96%
       5 Year                                         13.83%
      10 Year                                         12.66%
  Since Inception                                     11.84%

         STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
             FOR THE PERIODS ENDED 12/31/1997**
------------------------------------------------------------
       1 Year                                         16.96%
       5 Year                                         13.35%
      10 Year                                         12.66%
  Since Inception                                     11.84%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                 AVERAGE MONTHLY PAYMENT

                            Advisers Fund
Calendar Year                 Sub-Account
1977
1978
1979
1980
1981
1982
1983*                                 990
1984                                  948
1985                                1,078
1986                                1,253
1987                                1,337
1988                                1,322
1989                                1,479
1990                                1,459
1991                                1,584
1992                                1,630
1993                                1,731
1994                                1,688
1995                                1,821
1996                                2,042
1997                                2,384

 * Fund inception was 4/83. Therefore, the Average Monthly Payment represents the average monthly payment from April 1983 to December 1983. The Annual Sub-Account Return is based on the period from April 1983 to December 1983.
** Standardized Average Annual Total Returns differ from Non-Standardized
   Average Annual Total Returns in that the former reflect a deduction for the Contingent Deferred Sales Charge where the latter do not.

32                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                     CAPITAL APPRECIATION FUND SUB-ACCOUNT

          AVERAGE MONTHLY PAYMENT FOR EACH YEAR OR PARTIAL YEAR SHOWN
                         $1,000 INITIAL PAYMENT: 5% AIR
--------------------------------------------------------------------------------
                                    AVERAGE                        ANNUAL
      CALENDAR                      MONTHLY                     SUB-ACCOUNT
        YEAR                        PAYMENT                        RETURN
      --------                      --------                --------------------
               1977
               1978
               1979
               1980
               1981
               1982
               1983
               1984 *                       1,038                         9.16%
               1985                         1,237                        34.37%
               1986                         1,485                         7.65%
               1987                         1,496                        -5.55%
               1988                         1,451                        24.67%
               1989                         1,694                        22.60%
               1990                         1,550                       -12.02%
               1991                         1,852                        52.16%
               1992                         2,100                        15.55%
               1993                         2,492                        19.30%
               1994                         2,562                         1.26%
               1995                         2,897                        28.63%
               1996                         3,328                        19.20%
               1997                         3,881                        20.83%

       NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
             FOR THE PERIODS ENDED 12/31/1997**
------------------------------------------------------------
       1 Year                                         20.83%
       5 Year                                         17.48%
      10 Year                                         18.13%
  Since Inception                                     16.32%

         STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
             FOR THE PERIODS ENDED 12/31/1997**
------------------------------------------------------------
       1 Year                                         14.83%
       5 Year                                         17.06%
      10 Year                                         18.13%
  Since Inception                                     16.32%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                 AVERAGE MONTHLY PAYMENT

                Capital Appreciation Fund
Calendar Year                 Sub-Account
1977
1978
1979
1980
1981
1982
1983
1984*                               1,038
1985                                1,237
1986                                1,485
1987                                1,496
1988                                1,451
1989                                1,694
1990                                1,550
1991                                1,852
1992                                2,100
1993                                2,492
1994                                2,562
1995                                2,897
1996                                3,328
1997                                3,881

 * Fund inception was 4/84. Therefore, the Average Monthly Payment represents the average monthly payment from April 1984 to December 1984. The Annual Sub-Account Return is based on the period from April 1984 to December 1984.
** Standardized Average Annual Total Returns differ from Non-Standardized
   Average Annual Total Returns in that the former reflect a deduction for the Contingent Deferred Sales Charge where the latter do not.

HARTFORD LIFE INSURANCE COMPANY                                               33
--------------------------------------------------------------------------------

                             INDEX FUND SUB-ACCOUNT

          AVERAGE MONTHLY PAYMENT FOR EACH YEAR OR PARTIAL YEAR SHOWN
                         $1,000 INITIAL PAYMENT: 5% AIR
--------------------------------------------------------------------------------
                                    AVERAGE                        ANNUAL
      CALENDAR                      MONTHLY                     SUB-ACCOUNT
        YEAR                        PAYMENT                        RETURN
      --------                      --------                --------------------
               1977
               1978
               1979
               1980
               1981
               1982
               1983
               1984
               1985
               1986
               1987 *                         978                       -14.02%
               1988                           890                        14.75%
               1989                         1,049                        28.73%
               1990                         1,035                        -5.24%
               1991                         1,145                        27.93%
               1992                         1,205                         5.49%
               1993                         1,256                         7.76%
               1994                         1,228                        -0.31%
               1995                         1,401                        34.85%
               1996                         1,653                        20.58%
               1997                         2,044                        30.96%

       NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
             FOR THE PERIODS ENDED 12/31/1997**
------------------------------------------------------------
       1 Year                                         30.96%
       5 Year                                         18.00%
      10 Year                                         15.76%
  Since Inception                                     13.12%

         STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
             FOR THE PERIODS ENDED 12/31/1997**
------------------------------------------------------------
       1 Year                                         24.96%
       5 Year                                         17.58%
      10 Year                                         15.76%
  Since Inception                                     13.12%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                 AVERAGE MONTHLY PAYMENT

                               Index Fund
Calendar Year                 Sub-Account
1977
1978
1979
1980
1981
1982
1983
1984
1985
1986
1987*                                 978
1988                                  890
1989                                1,049
1990                                1,035
1991                                1,145
1992                                1,205
1993                                1,256
1994                                1,228
1995                                1,401
1996                                1,653
1997                                2,044

 * Fund inception was 5/87. Therefore, the Average Monthly Payment represents the average monthly payment from May 1987 to December 1987. The Annual Sub-Account Return is based on the period from May 1987 to December 1987.
** Standardized Average Annual Total Returns differ from Non-Standardized
   Average Annual Total Returns in that the former reflect a deduction for the Contingent Deferred Sales Charge where the latter do not.

34                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                  INTERNATIONAL OPPORTUNITIES FUND SUB-ACCOUNT

          AVERAGE MONTHLY PAYMENT FOR EACH YEAR OR PARTIAL YEAR SHOWN
                         $1,000 INITIAL PAYMENT: 5% AIR
--------------------------------------------------------------------------------
                                    AVERAGE                        ANNUAL
      CALENDAR                      MONTHLY                     SUB-ACCOUNT
        YEAR                        PAYMENT                        RETURN
      --------                      --------                --------------------
               1977
               1978
               1979
               1980
               1981
               1982
               1983
               1984
               1985
               1986
               1987
               1988
               1989
               1990 *                         900                       -12.18%
               1991                           890                        11.60%
               1992                           869                        -5.62%
               1993                           911                        32.07%
               1994                           999                        -3.15%
               1995                           967                        12.51%
               1996                         1,056                        11.53%
               1997                         1,090                        -0.91%

       NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
             FOR THE PERIODS ENDED 12/31/1997**
------------------------------------------------------------
       1 Year                                         -0.91%
       5 Year                                          9.73%
      10 Year                                             --
  Since Inception                                      5.26%

         STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
             FOR THE PERIODS ENDED 12/31/1997**
------------------------------------------------------------
       1 Year                                         -6.91%
       5 Year                                          9.17%
      10 Year                                             --
  Since Inception                                      5.26%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                 AVERAGE MONTHLY PAYMENT

                       International Fund
Calendar Year                 Sub-Account
1977
1978
1979
1980
1981
1982
1983
1984
1985
1986
1987
1988
1989
1990*                                 900
1991                                  890
1992                                  869
1993                                  911
1994                                  999
1995                                  967
1996                                1,056
1997                                1,090

 * Fund inception was 7/90. Therefore, the Average Monthly Payment represents the average monthly payment from July 1990 to December 1990. The Annual Sub-Account Return is based on the period from July 1990 to December 1990.
** Standardized Average Annual Total Returns differ from Non-Standardized
   Average Annual Total Returns in that the former reflect a deduction for the Contingent Deferred Sales Charge where the latter do not.

HARTFORD LIFE INSURANCE COMPANY                                               35
--------------------------------------------------------------------------------

                         MONEY MARKET FUND SUB-ACCOUNT

          AVERAGE MONTHLY PAYMENT FOR EACH YEAR OR PARTIAL YEAR SHOWN
                         $1,000 INITIAL PAYMENT: 5% AIR
--------------------------------------------------------------------------------
                                    AVERAGE                        ANNUAL
      CALENDAR                      MONTHLY                     SUB-ACCOUNT
        YEAR                        PAYMENT                        RETURN
      --------                      --------                --------------------
               1977
               1978
               1979
               1980 *                       1,009                         5.09%
               1981                         1,074                        14.29%
               1982                         1,162                        12.39%
               1983                         1,212                         8.01%
               1984                         1,254                         9.35%
               1985                         1,296                         7.19%
               1986                         1,313                         5.45%
               1987                         1,311                         5.17%
               1988                         1,319                         6.06%
               1989                         1,347                         7.77%
               1990                         1,375                         6.76%
               1991                         1,386                         4.72%
               1992                         1,364                         2.35%
               1993                         1,324                         1.66%
               1994                         1,286                         2.67%
               1995                         1,272                         4.45%
               1996                         1,261                         3.86%
               1997                         1,248                         4.02%

       NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
             FOR THE PERIODS ENDED 12/31/1997**
------------------------------------------------------------
       1 Year                                          4.02%
       5 Year                                          3.33%
      10 Year                                          4.42%
  Since Inception                                      6.31%

STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS FOR THE
            PERIODS ENDED 12/31/1997**
--------------------------------------------------
       1 Year                               -1.98%
       5 Year                                2.62%
      10 Year                                4.42%
  Since Inception                            6.31%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                 AVERAGE MONTHLY PAYMENT

                        Money Market Fund
Calendar Year                 Sub-Account
1977
1978
1979
1980*                               1,009
1981                                1,074
1982                                1,162
1983                                1,212
1984                                1,254
1985                                1,296
1986                                1,313
1987                                1,311
1988                                1,319
1989                                1,347
1990                                1,375
1991                                1,386
1992                                1,364
1993                                1,324
1994                                1,286
1995                                1,272
1996                                1,261
1997                                1,248

 * Fund inception was 6/80. Therefore, the Average Monthly Payment represents the average monthly payment from June 1980 to December 1980. The Annual Sub-Account Return is based on the period from June 1980 to December 1980.
** Standardized Average Annual Total Returns differ from Non-Standardized
   Average Annual Total Returns in that the former reflect a deduction for the Contingent Deferred Sales Charge where the latter do not.

36                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                         SMALL COMPANY FUND SUB-ACCOUNT

          AVERAGE MONTHLY PAYMENT FOR EACH YEAR OR PARTIAL YEAR SHOWN
                         $1,000 INITIAL PAYMENT: 5% AIR
--------------------------------------------------------------------------------
                                    AVERAGE                        ANNUAL
      CALENDAR                      MONTHLY                     SUB-ACCOUNT
        YEAR                        PAYMENT                        RETURN
      --------                      --------                --------------------
               1977
               1978
               1979
               1980
               1981
               1982
               1983
               1984
               1985
               1986
               1987
               1988
               1989
               1990
               1991
               1992
               1993
               1994
               1995
               1996 *                       1,025                         4.26%
               1997                         1,092                        16.91%

       NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
             FOR THE PERIODS ENDED 12/31/1997**
------------------------------------------------------------
       1 Year                                         16.91%
       5 Year                                             --
      10 Year                                             --
  Since Inception                                     16.84%

         STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
             FOR THE PERIODS ENDED 12/31/1997**
------------------------------------------------------------
       1 Year                                         10.91%
       5 Year                                             --
      10 Year                                             --
  Since Inception                                     13.05%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                 AVERAGE MONTHLY PAYMENT

                       Small Company Fund
Calendar Year                 Sub-Account
1977
1978
1979
1980
1981
1982
1983
1984
1985
1986
1987
1988
1989
1990
1991
1992
1993
1994
1995
1996*                               1,025
1997                                1,092

 * Fund inception was 8/96. Therefore, the Average Monthly Payment represents the average monthly payment from August 1996 to December 1996. The Annual Sub-Account Return is based on the period from August 1996 to December 1996.
** Standardized Average Annual Total Returns differ from Non-Standardized
   Average Annual Total Returns in that the former reflect a deduction for the Contingent Deferred Sales Charge where the latter do not.

HARTFORD LIFE INSURANCE COMPANY                                               37
--------------------------------------------------------------------------------

                             BOND FUND SUB-ACCOUNT

          AVERAGE MONTHLY PAYMENT FOR EACH YEAR OR PARTIAL YEAR SHOWN
                         $1,000 INITIAL PAYMENT: 5% AIR
--------------------------------------------------------------------------------
                                    AVERAGE                        ANNUAL
      CALENDAR                      MONTHLY                     SUB-ACCOUNT
        YEAR                        PAYMENT                        RETURN
      --------                      --------                --------------------
               1977 *                         998                         1.00%
               1978                           979                         1.34%
               1979                           959                         1.63%
               1980                           929                         4.91%
               1981                           932                         9.12%
               1982                         1,045                        26.16%
               1983                         1,132                         1.48%
               1984                         1,121                        11.78%
               1985                         1,262                        19.11%
               1986                         1,396                        10.78%
               1987                         1,360                        -1.26%
               1988                         1,364                         6.25%
               1989                         1,397                        10.73%
               1990                         1,416                         7.06%
               1991                         1,506                        15.02%
               1992                         1,579                         4.23%
               1993                         1,645                         8.86%
               1994                         1,541                        -5.14%
               1995                         1,585                        17.01%
               1996                         1,596                         2.24%
               1997                         1,637                         9.97%

       NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
             FOR THE PERIODS ENDED 12/31/1997**
------------------------------------------------------------
       1 Year                                          9.97%
       5 Year                                          6.32%
      10 Year                                          7.45%
  Since Inception                                      7.74%

         STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
             FOR THE PERIODS ENDED 12/31/1997**
------------------------------------------------------------
       1 Year                                          3.97%
       5 Year                                          5.69%
      10 Year                                          7.45%
  Since Inception                                      7.74%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                 AVERAGE MONTHLY PAYMENT

                                Bond Fund
Calendar Year                 Sub-Account
1977*                                 998
1978                                  979
1979                                  959
1980                                  929
1981                                  932
1982                                1,045
1983                                1,132
1984                                1,121
1985                                1,262
1986                                1,396
1987                                1,360
1988                                1,364
1989                                1,397
1990                                1,416
1991                                1,506
1992                                1,579
1993                                1,645
1994                                1,541
1995                                1,585
1996                                1,596
1997                                1,637

 * Fund inception was 8/77. Therefore, the Average Monthly Payment represents the average monthly payment from August 1977 to December 1977. The Annual Sub-Account Return is based on the period from August 1977 to December 1977.
** Standardized Average Annual Total Returns differ from Non-Standardized
   Average Annual Total Returns in that the former reflect a deduction for the Contingent Deferred Sales Charge where the latter do not.

38                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                      DIVIDEND AND GROWTH FUND SUB-ACCOUNT

          AVERAGE MONTHLY PAYMENT FOR EACH YEAR OR PARTIAL YEAR SHOWN
                         $1,000 INITIAL PAYMENT: 5% AIR
--------------------------------------------------------------------------------
                                    AVERAGE                        ANNUAL
      CALENDAR                      MONTHLY                     SUB-ACCOUNT
        YEAR                        PAYMENT                        RETURN
      --------                      --------                --------------------
               1977
               1978
               1979
               1980
               1981
               1982
               1983
               1984
               1985
               1986
               1987
               1988
               1989
               1990
               1991
               1992
               1993
               1994 *                       1,024                        4.07%
               1995                         1,146                       34.68%
               1996                         1,383                       21.39%
               1997                         1,695                       30.25%

       NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
             FOR THE PERIODS ENDED 12/31/1997**
------------------------------------------------------------
       1 Year                                         30.25%
       5 Year                                             --
      10 Year                                             --
  Since Inception                                     22.09%

         STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
             FOR THE PERIODS ENDED 12/31/1997**
------------------------------------------------------------
       1 Year                                         24.25%
       5 Year                                             --
      10 Year                                             --
  Since Inception                                     21.45%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                 AVERAGE MONTHLY PAYMENT

                  Dividend and Growth Fund
Calendar Year                  Sub-Account
1977
1978
1979
1980
1981
1982
1983
1984
1985
1986
1987
1988
1989
1990
1991
1992
1993
1994*                                1,024
1995                                 1,146
1996                                 1,383
1997                                 1,695

 * Fund inception was 3/94. Therefore, the Average Monthly Payment represents the average monthly payment from March 1994 to December 1994. The Annual Sub-Account Return is based on the period from March 1994 to December 1994.
** Standardized Average Annual Total Returns differ from Non-Standardized
   Average Annual Total Returns in that the former reflect a deduction for the Contingent Deferred Sales Charge where the latter do not.

HARTFORD LIFE INSURANCE COMPANY                                               39
--------------------------------------------------------------------------------

                    INTERNATIONAL ADVISERS FUND SUB-ACCOUNT

          AVERAGE MONTHLY PAYMENT FOR EACH YEAR OR PARTIAL YEAR SHOWN
                         $1,000 INITIAL PAYMENT: 5% AIR
--------------------------------------------------------------------------------
                                    AVERAGE                        ANNUAL
      CALENDAR                      MONTHLY                     SUB-ACCOUNT
        YEAR                        PAYMENT                        RETURN
      --------                      --------                --------------------
               1977
               1978
               1979
               1980
               1981
               1982
               1983
               1984
               1985
               1986
               1987
               1988
               1989
               1990
               1991
               1992
               1993
               1994
               1995 *                       1,037                        11.45%
               1996                         1,099                        10.41%
               1997                         1,143                         4.20%

       NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
             FOR THE PERIODS ENDED 12/31/1997**
------------------------------------------------------------
       1 Year                                          4.20%
       5 Year                                             --
      10 Year                                             --
  Since Inception                                     10.26%

         STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
             FOR THE PERIODS ENDED 12/31/1997**
------------------------------------------------------------
       1 Year                                         -1.80%
       5 Year                                             --
      10 Year                                             --
  Since Inception                                      8.75%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                 AVERAGE MONTHLY PAYMENT

                    International Advisers
                                      Fund
Calendar Year                  Sub-Account
1977
1978
1979
1980
1981
1982
1983
1984
1985
1986
1987
1988
1989
1990
1991
1992
1993
1994
1995*                                1,037
1996                                 1,099
1997                                 1,143

 * Fund inception was 3/95. Therefore, the Average Monthly Payment represents the average monthly payment from March 1995 to December 1995. The Annual Sub-Account Return is based on the period from March 1995 to December 1995.
** Standardized Average Annual Total Returns differ from Non-Standardized
   Average Annual Total Returns in that the former reflect a deduction for the Contingent Deferred Sales Charge where the latter do not.

40                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                      MORTGAGE SECURITIES FUND SUB-ACCOUNT

          AVERAGE MONTHLY PAYMENT FOR EACH YEAR OR PARTIAL YEAR SHOWN
                         $1,000 INITIAL PAYMENT: 5% AIR
--------------------------------------------------------------------------------
                                    AVERAGE                        ANNUAL
      CALENDAR                      MONTHLY                     SUB-ACCOUNT
        YEAR                        PAYMENT                        RETURN
      --------                      --------                --------------------
               1977
               1978
               1979
               1980
               1981
               1982
               1983
               1984 *                       1,000
               1985                         1,064                        19.13%
               1986                         1,162                         9.75%
               1987                         1,151                         1.36%
               1988                         1,170                         7.03%
               1989                         1,205                        11.74%
               1990                         1,239                         8.35%
               1991                         1,324                        13.31%
               1992                         1,365                         3.35%
               1993                         1,372                         4.99%
               1994                         1,297                        -2.83%
               1995                         1,336                        14.73%
               1996                         1,348                         3.77%
               1997                         1,372                         7.66%

       NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
             FOR THE PERIODS ENDED 12/31/1997**
------------------------------------------------------------
       1 Year                                          7.66%
       5 Year                                          5.51%
      10 Year                                          7.09%
  Since Inception                                      7.72%

         STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
             FOR THE PERIODS ENDED 12/31/1997**
------------------------------------------------------------
       1 Year                                          1.66%
       5 Year                                          4.86%
      10 Year                                          7.09%
  Since Inception                                      7.72%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                 AVERAGE MONTHLY PAYMENT

                 Mortgage Securities Fund
Calendar Year                 Sub-Account
1977
1978
1979
1980
1981
1982
1983
1984*                               1,000
1985                                1,064
1986                                1,162
1987                                1,151
1988                                1,170
1989                                1,205
1990                                1,239
1991                                1,324
1992                                1,365
1993                                1,372
1994                                1,297
1995                                1,336
1996                                1,348
1997                                1,372

 * Fund inception was 12/84. Therefore, the Average Monthly Payment represents the monthly payment for December 1984.
** Standardized Average Annual Total Returns differ from Non-Standardized
   Average Annual Total Returns in that the former reflect a deduction for the Contingent Deferred Sales Charge where the latter do not.

HARTFORD LIFE INSURANCE COMPANY                                               41
--------------------------------------------------------------------------------

                             STOCK FUND SUB-ACCOUNT

          AVERAGE MONTHLY PAYMENT FOR EACH YEAR OR PARTIAL YEAR SHOWN
                         $1,000 INITIAL PAYMENT: 5% AIR
--------------------------------------------------------------------------------
                                    AVERAGE                        ANNUAL
      CALENDAR                      MONTHLY                     SUB-ACCOUNT
        YEAR                        PAYMENT                        RETURN
      --------                      --------                --------------------
               1977 *                         999                         1.72%
               1978                           992                         3.55%
               1979                         1,044                        21.10%
               1980                         1,228                        29.61%
               1981                         1,349                        -0.64%
               1982                         1,311                        19.81%
               1983                         1,652                        12.50%
               1984                         1,500                        -0.70%
               1985                         1,718                        29.85%
               1986                         2,052                        10.93%
               1987                         2,305                         4.09%
               1988                         2,172                        17.51%
               1989                         2,536                        24.49%
               1990                         2,450                        -5.07%
               1991                         2,701                        23.07%
               1992                         2,758                         8.68%
               1993                         2,982                        12.92%
               1994                         2,980                        -3.11%
               1995                         3,306                        32.43%
               1996                         3,937                        22.83%
               1997                         4,893                        29.75%

       NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
             FOR THE PERIODS ENDED 12/31/1997**
------------------------------------------------------------
       1 Year                                         29.75%
       5 Year                                         18.22%
      10 Year                                         15.67%
  Since Inception                                     13.91%

         STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
             FOR THE PERIODS ENDED 12/31/1997**
------------------------------------------------------------
       1 Year                                         23.75%
       5 Year                                         17.81%
      10 Year                                         15.67%
  Since Inception                                     13.91%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                 AVERAGE MONTHLY PAYMENT

                               Stock Fund
Calendar Year                 Sub-Account
1977*                                 999
1978                                  992
1979                                1,044
1980                                1,228
1981                                1,349
1982                                1,311
1983                                1,652
1984                                1,500
1985                                1,718
1986                                2,052
1987                                2,305
1988                                2,172
1989                                2,536
1990                                2,450
1991                                2,701
1992                                2,758
1993                                2,982
1994                                2,980
1995                                3,306
1996                                3,937
1997                                4,893

 * Fund inception was 8/77. Therefore, the Average Monthly Payment represents the average monthly payment from August 1977 to December 1977. The Annual Sub-Account Return is based on the period from August 1977 to December 1977.
** Standardized Average Annual Total Returns differ from Non-Standardized
   Average Annual Total Returns in that the former reflect a deduction for the Contingent Deferred Sales Charge where the latter do not.

42                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                            MID-CAP FUND SUB-ACCOUNT

          AVERAGE MONTHLY PAYMENT FOR EACH YEAR OR PARTIAL YEAR SHOWN
                         $1,000 INITIAL PAYMENT: 5% AIR
--------------------------------------------------------------------------------
                                    AVERAGE                        ANNUAL
      CALENDAR                      MONTHLY                     SUB-ACCOUNT
        YEAR                        PAYMENT                        RETURN
      --------                      --------                --------------------
               1977
               1978
               1979
               1980
               1981
               1982
               1983
               1984
               1985
               1986
               1987
               1988
               1989
               1990
               1991
               1992
               1993
               1994
               1995
               1996
               1997 *                       1,026                        9.68%

             TOTAL RETURNS FOR THE PERIOD ENDED
                   7/31/97 - 12/31/1997**
------------------------------------------------------------
 9.68% (does not reflect contingent deferred sales charge)

     3.68% (reflects contingent deferred sales charge)

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                 AVERAGE MONTHLY PAYMENT

                             Mid-Cap Fund
Calendar Year                 Sub-Account
1977
1978
1979
1980
1981
1982
1983
1984
1985
1986
1987
1988
1989
1990
1991
1992
1993
1994
1995
1996
1997*                               1,026

 * Fund inception was 7/97. Therefore, the Average Monthly Payment represents the average monthly payment from July 1997 to December 1997. The Annual Sub-Account Return is based on the period from July 1997 to December 1997.
** These returns are not annualized.

HARTFORD LIFE INSURANCE COMPANY                                               43
--------------------------------------------------------------------------------

                               TABLE OF CONTENTS
                                      FOR
                      STATEMENT OF ADDITIONAL INFORMATION

                                                                            PAGE
                                                                            ----
 DESCRIPTION OF HARTFORD LIFE INSURANCE COMPANY...........................
 INDEPENDENT PUBLIC ACCOUNTANTS...........................................
 CALCULATION OF YIELD AND RETURN..........................................
   Yield of the Money Market Fund Sub-Account.............................
   Yield of the Bond Fund and Mortgage Securities Fund Sub-Accounts.......
   Calculation of Total Return............................................
 PERFORMANCE COMPARISONS..................................................
   Yield and Total Return.................................................
 VARIABLE ANNUITY PAYMENTS................................................
   Annuity Unit Value.....................................................
   Illustration of Calculation of Annuity Unit Value......................
   Illustration of Variable Annuity Payments..............................
 OTHER INFORMATION........................................................

    To obtain a Statement of Additional Information, please complete the form below and mail to:

    Hartford Life Insurance Company
    Attn: Individual Annuity Services
    P.O. Box 5085
    Hartford, CT 06102-5085

    Please send a Statement of Additional Information for the Director Immediate Variable Annuity to me at the following address:

----------------------------------------------------
                            Name

------------------------------------------------------------
                          Address

------------------------------------------------------------
    City/State                                        Zip
Code

                                     PART B

                         STATEMENT OF ADDITIONAL INFORMATION

        Individual Single Premium Payment Immediate Variable Annuity Contract

                                      Issued by

                           Hartford Life Insurance Company
                                         and
                 Hartford Life Insurance Company Separate Account Two



THIS STATEMENT OF ADDITIONAL INFORMATION, DATED SEPTEMBER 30, 1998, IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS DATED SEPTEMBER 30, 1998 FOR HARTFORD LIFE INSURANCE COMPANY ("HARTFORD") SINGLE PURCHASE PAYMENT IMMEDIATE VARIABLE ANNUITY CONTRACT WHICH IS REFERRED TO HEREIN.


THE PROSPECTUS SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR SHOULD KNOW BEFORE PURCHASING A CONTRACT. FOR A FREE COPY OF THE PROSPECTUS, SEND A WRITTEN REQUEST TO THE ADMINISTRATIVE OFFICE OF HARTFORD AT 200 HOPMEADOW STREET, SIMSBURY, CONNECTICUT 06070, OR TELEPHONE 1-800-862-6668.

                                  TABLE OF CONTENTS



DESCRIPTION OF HARTFORD LIFE INSURANCE COMPANY . . . . . . . . . . . . . .

INDEPENDENT PUBLIC ACCOUNTANTS . . . . . . . . . . . . . . . . . . . . . .

CALCULATION OF YIELD AND RETURN. . . . . . . . . . . . . . . . . . . . . .

     Yield of the Money Market  Fund Sub-Account . . . . . . . . . . . . .

     Yield of the Bond Fund and Mortgage
          Securities Fund Sub-Accounts . . . . . . . . . . . . . . . . . .

     Calculation of Total Return . . . . . . . . . . . . . . . . . . . . .

PERFORMANCE COMPARISONS. . . . . . . . . . . . . . . . . . . . . . . . . .

     Yield and Total Return  . . . . . . . . . . . . . . . . . . . . . . .

VARIABLE ANNUITY PAYMENTS. . . . . . . . . . . . . . . . . . . . . . . . .

     Annuity Unit Value. . . . . . . . . . . . . . . . . . . . . . . . . .

     Illustration of Calculation of Annuity Unit Value . . . . . . . . . .

     Illustration of Variable Annuity Payments . . . . . . . . . . . . . .

OTHER INFORMATION. . . . . . . . . . . . . . . . . . . . . . . . . . . . .

                    DESCRIPTION OF HARTFORD LIFE INSURANCE COMPANY


Hartford Life Insurance Company ("Hartford") is a stock life insurance company engaged in the business of writing life insurance, both individual and group, in all states of the United States and the District of Columbia. Hartford was originally incorporated under the laws of Massachusetts on June 5, 1902, and was subsequently redomiciled to Connecticut. Its offices are located in Simsbury, Connecticut; however, its mailing address is P.O. Box 2999, Hartford, CT 06104-2999. Hartford is ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.


                                   HARTFORD RATINGS
--------------------------------------------------------------------------------
RATING AGENCY                      EFFECTIVE      RATING    BASIS OF RATING
                                DATE OF RATING
--------------------------------------------------------------------------------
A.M. Best and Company, Inc.        9/9/97            A+     Financial soundness
                                                            and operating
                                                            performance.
--------------------------------------------------------------------------------
Standard & Poor's                  1/23/98           AA     Insurer financial
                                                            strength
--------------------------------------------------------------------------------
Duff & Phelps                      1/23/98           AA+    Claims paying
                                                            ability
--------------------------------------------------------------------------------


                           INDEPENDENT PUBLIC ACCOUNTANTS

The audited financial statements and financial statement schedules included in this registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.

                           CALCULATION OF YIELD AND RETURN


Yield of the Money Market Fund Sub-Account

As summarized in the Prospectus under the heading "Performance Related Information," the yield of the Money Market Fund Sub-Account for a seven day period (the "base period") will be computed by determining the "net change in value" (calculated as set forth below) of a hypothetical account having a balance of one accumulation unit of the Sub-Account at the beginning of the period, subtracting a hypothetical charge reflecting deductions from Contract Owner accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by 365/7 with the resulting yield figure carried to the nearest hundredth of one percent. Net changes in value of a hypothetical account will include net investment income of the account (accrued daily dividends as declared by the underlying funds, less daily expense charges of the account) for the period, but will not include realized gains or losses or unrealized appreciation or depreciation on the underlying fund shares.


The effective yield is calculated by compounding the base period return by adding 1, raising the sum to a power equal to 365/7 and subtracting 1 from the result, according to the following formula:

                                            365/7
Effective Yield = [(Base Period Return + 1)      ] - 1

The Money Market Fund Sub-Account's yield and effective yield will vary in response to fluctuations in interest rates and in the expenses of the Sub-Account.


THE CURRENT YIELD AND EFFECTIVE YIELD REFLECT RECURRING CHARGES ON THE SEPARATE ACCOUNT LEVEL.



MONEY MARKET FUND SUB-ACCOUNT


The yield and effective yield for the seven day period ending December 31, 1997 for the Money Market Fund Sub-Account was as follows:

Yield                    4.11%
Effective Yield          4.20%

YIELDS OF THE BOND FUND, HIGH YIELD FUND AND MORTGAGE SECURITIES FUND
SUB-ACCOUNTS

As summarized in the Prospectus under the heading "Performance Related Information," yields of these three Sub-Accounts will be computed by annualizing a recent month's net investment income, divided by a Fund share's net asset value on the last trading day of that month. The Bond Fund, High Yield Fund and Mortgage Securities Fund Sub-Accounts' yields will vary from time to time depending upon market conditions and, the composition of the underlying funds' portfolios. Yield should also be considered relative to changes in the value of the Sub-Accounts' shares and to the relative risks associated with the investment objectives and policies of the Bond Fund, High Yield Fund and Mortgage Securities Fund.


THE YIELD REFLECTS RECURRING CHARGES ON THE SEPARATE ACCOUNT LEVEL.


BOND FUND, HIGH YIELD FUND AND
MORTGAGE SECURITIES FUND SUB-ACCOUNTS

Yield calculations of the Sub-Accounts used for illustration purposes reflect the interest earned by the Sub-Accounts, less applicable asset charges assessed against a Contract Owner's account over the base period. Yield quotations based on a 30 day period ended December 31, 1997 were computed by dividing the dividends and interests earned during the period by the maximum offering price per unit on the last day of the period, according to the following formula:


Example:

                                                             6
Current Yield Formula for the Sub-Account  2[((A-B)/(CD) + 1)  - 1]

Where     A = Dividends and interest earned during the period.
          B = Expenses accrued for the period (net of reimbursements).
          C = The average daily number of units outstanding during the period that were entitled to receive dividends.
          D = The maximum offering price per unit on the last day of the period.


Bond  Fund
          Yield =   5.02%

Mortgage Securities Fund
          Yield =   5.34%

Yield information is not available for the High Yield Fund Sub-Account because as of December 31, 1997, the Fund had not commenced operations.


At any time in the future, yields and total return may be higher or lower than past yields and there can be no assurance that any historical results will continue.

CALCULATION OF TOTAL RETURN


As summarized in the Prospectus under the heading "Performance Related Information," total return is a measure of the change in value of an investment in a Sub-Account over the period covered. The formula for total return used herein includes three steps: (1) calculating the value of the hypothetical initial investment of $1,000 as of the end of the period by multiplying the total number of units owned at the end of the period by the unit value per unit on the last trading day of the period; (2) assuming redemption at the end of the period and deducting any applicable contingent deferred sales charge (the contingent deferred sales charged deducted under the "Since Inception" column below depends on the fund inception date; 6% is deducted for 1 Year, 4% for 5 Year, and 0% for 10 Year periods); and (3) dividing this account value for the hypothetical investor by the initial $1,000 investment and annualizing the result for periods of less than one year. Total return will be calculated for one year, five years and ten years or some other relevant periods if a Sub-Account has not been in existence for at least ten years.


The following are the standardized average annual total return quotations for the Sub-Accounts for the period ended December 31, 1997. Standardized average annual total returns are not available for the Growth and Income Fund, Global Leaders Fund and High Yield Fund Sub-Accounts because as of December 31, 1997, the Funds had not commenced operations.


-----------------------------------------------------------------------------------------------
Sub-Accounts                          Inception        Since
                                           Date    Inception    1 Year    5 Year        10 Year
-----------------------------------------------------------------------------------------------
Advisers Fund                           3/31/83       11.84%    16.96%    13.35%         12.66%

Bond Fund                               8/31/77        7.74%     3.97%     5.69%          7.45%

Capital Appreciation Fund               4/2/84        16.32%    14.83%    17.06%         18.13%

Dividend and Growth Fund                3/8/94        21.45%    24.25%       N/A            N/A

Index Fund                              5/1/87        13.12%    24.96%    17.58%         15.76%

International Advisers Fund             3/1/95         8.75%    -1.80%       N/A            N/A

MidCap Fund                             7/30/97        3.68%       N/A       N/A            N/A

Money Market Fund                       6/30/80        6.31%    -1.98%     2.62%          4.42%

Mortgage Securities Fund                1/1/85         7.72%     1.66%     4.86%          7.09%

Small Company Fund                      8/9/96        13.05%    10.91%       N/A            N/A

International Opportunities Fund        7/2/90         5.26%    -6.91%     9.17%            N/A

Stock Fund                              8/31/77       13.91%    23.75%    17.81%         15.67%
-----------------------------------------------------------------------------------------------

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. This figure will usually be calculated for one year, five years, and ten years or other periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge is not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

The following are the non-standardized annual total return quotations for the Sub-Accounts for the period ended December 31, 1997. Non-standardized annual total return quotations for the Growth and Income Fund, Global Leaders Fund and High Yield Fund Sub-Accounts are not available because as of December 31, 1997, the Funds had not commenced operations.




-----------------------------------------------------------------------------------------------
Sub-Accounts                          Inception        Since
                                           Date    Inception    1 Year    5 Year        10 Year
-----------------------------------------------------------------------------------------------
Advisers Fund                           3/31/83       11.84%    22.96%    13.83%         12.66%

Bond Fund                               8/31/77        7.74%     9.97%     6.32%          7.45%

Capital Appreciation Fund               4/2/84        16.32%    20.83%    17.48%         18.13%

Dividend and Growth Fund                3/8/94        22.09%    30.25%       N/A            N/A

Index Fund                              5/1/87        13.12%    30.96%    18.00%         15.76%

International Advisers Fund             3/1/95        10.26%     4.20%       N/A            N/A

MidCap Fund                             7/30/97        9.68%       N/A       N/A            N/A

Money Market Fund                       6/30/80        6.31%     4.02%     3.33%          4.42%

Mortgage Securities Fund                1/1/85         7.72%     7.66%     5.51%          7.09%

Small Company Fund                      8/9/96        16.84%    16.91%       N/A            N.A

International Opportunities Fund        7/2/90         5.26%    -0.91%     9.73%            N/A

Stock Fund                              8/31/77       13.91%    29.75%    18.22%         15.67%
-----------------------------------------------------------------------------------------------


                                PERFORMANCE COMPARISONS

Yield and Total Return

Each Sub-Account may from time to time include its total return in advertisements or in information furnished to present or prospective shareholders. Each Sub-Account may from time to time include its yield and total return in advertisements or information furnished to present or prospective shareholders. Each Sub-Account may from time to time include in advertisements its total return (and yield in the case of certain Sub-Accounts) the ranking of those performance figures relative to such figures for groups of other annuities analyzed by Lipper Analytical Services and Morningstar, Inc. as having the same investment objectives.

The total return and yield may also be used to compare the performance of the Sub-Accounts against certain widely acknowledged outside standards or indices for stock and bond market performance. The Standard & Poor's Composite Index of 500 Stocks (the "S&P 500") is a market value-weighted and unmanaged index showing the changes in the aggregate market value of 500 stocks relative to the base period 1941-43. The S&P 500 is composed almost entirely of common stocks of companies listed on the New York Stock Exchange, although the common stocks of a few companies listed on the American Stock Exchange or traded over-the-counter are included. The 500 companies represented include 400 industrial, 60 transportation and 40 financial services concerns. The S&P 500 represents about 80% of the market value of all issues traded on the New York Stock Exchange.
The NASDAQ-OTC Composite Price Index (The "NASDAQ Index") is a market value-weighted and unmanaged index showing the changes in the aggregate market value of approximately 3,500 stocks relative to the base measure of 100.00 on February 5, 1971. The NASDAQ Index is composed entirely of common stocks of companies traded over-the-counter and often through the National Association of Securities Dealers Automated Quotations ("NASDAQ") system. Only those over-the-counter stocks having only one market maker or traded on exchanges are excluded.

The Morgan Stanley Capital International EAFE Index (the "EAFE Index") is an unmanaged index, which includes over 1,000 companies representing the stock markets of Europe, Australia, New Zealand, and the Far East. The EAFE Index is weighted by market capitalization, and therefore, it has a heavy representation in countries with large stock markets, such as Japan.

The Shearson Lehman Government Bond Index (the "SL Government Index") is a measure of the market value of all public obligations of the U.S. Treasury; all publicly issued debt of all agencies of the U.S. Government and all quasi-federal corporations; and all corporate debt guaranteed by the U.S. Government. Mortgage-backed securities, flower bonds and foreign targeted issues are not included in the SL Government Index.

The Shearson Lehman Government/Corporate Bond Index (the "SL Government/Corporate Index") is a measure of the market value of approximately 5,300 bonds with a face value currently in excess of $1.3 trillion. To be included in the SL Government/Corporate Index, an issue must have amounts outstanding in excess of $1 million, have at least one year to maturity and be rated "Baa" or higher ("investment grade") by a nationally recognized rating agency.

The Composite Index for Hartford Advisers Fund is comprised of the S&P 500 (55%), the Lehman Government/Corporate Bond Index (35%), both mentioned above, and 90 Day U.S. Treasury Bills (10%).

                              VARIABLE ANNUITY PAYMENTS

ANNUITY UNIT VALUE

The value of an Annuity Unit is calculated at the same time that the value of an Accumulation Unit is calculated and is based on the same values for Fund shares and other assets and liabilities. (See "Annuity Payments" in the Prospectus.) The Annuity Unit Value for each Sub-Account's first Valuation Period was set at $10. The Annuity Unit Value of each Sub-Account for any subsequent Valuation Period is equal to (a) multiplied by (b) divided by (c) where:

     (a) is the Net Investment Factor for the Valuation Period for which the Annuity Unit Value is being calculated;

     (b)  is the Annuity Unit Value for the preceding Valuation Period; and

     (c) is a daily Assumed Investment Return factor (for the 3%, 5% or 6% Assumed Investment Return) adjusted for the number of days in the Valuation Period.

The Assumed Investment Return factor is equal to one plus the applicable percentage. Therefore, for 3%, it is 1.03, for 4% it is 1.04 and for 6% it is
1.06. The annual factors can be translated into daily factor of 1.000080986, 1.00010746, and 1.000159654, respectively.

If a Contract Owner selects a 5% Assumed Investment Return rate and if the net investment return of the Sub-Account for an Annuity Payment period is equal to the pro-rated portion of the 5% Assumed Investment Return, the Variable Annuity Payment attributable to that Sub-Account for that period will equal the Payment for the prior period. To the extent that such net investment return exceeds an annualized rate of return of 5% for a Payment period, the Payment for that period will be greater than the Payment for the prior period and to the extent that such return for a period falls short of an annualized rate of 5%, the Payment for that period will be less than the Payment for the prior period.

The following illustrations show, by use of hypothetical examples, the method of determining the Annuity Unit Value and the amount of several Variable Annuity Payments based on one Sub-Account.

                  ILLUSTRATION OF CALCULATION OF ANNUITY UNIT VALUE

1.   Annuity Unit Value for immediately preceding
     Valuation Period                                            10.00000000
2.   Net Investment Factor                                        1.00036164
3.   Daily factor to compensate for Assumed Investment
     Return of 5%                                                 1.00013368
4.   Adjusted Net Investment Factor (2)/(3)                       1.00028063
5.   Annuity Unit Value for current Valuation Period (4)x(1)     10.00280630


                      ILLUSTRATION OF VARIABLE ANNUITY PAYMENTS
                       (assuming no premium tax is applicable)

1.   Number of Accumulation Units at Annuity Date                   1,000.00
2.   Accumulation Unit Value                                     12.55548000
3.   Adjusted Contract Value (1)x(2)                              $12,555.48
4.   First monthly Annuity Payment per $1,000 of
     adjusted Contract Value                                        $   9.63


5.   First monthly Annuity Payment (3)x(4)/1,000                    $ 120.91
6.   Annuity Unit Value                                          10.00280630
7.   Number of Annuity Units (5)/(6)                             12.08760785
8.   Assume Annuity Unit value for second month equal to         10.04000000
9.   Second Monthly Annuity Payment (7)X(8)                         $ 121.36
10.  Assume Annuity Unit value for third month equal to          10.05000000
11.  Third Monthly Annuity Payment (7)X(10)                         $ 121.48

                                  OTHER INFORMATION

A registration statement has been filed with the Securities and Exchange Commission ("SEC") under the Securities Act of 1933, as amended, with respect to the Contracts discussed in this Statement of Additional Information. Not all the information set forth in the registration statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

--------------------------------------------------------------------------------

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To Hartford Life Insurance Company
Separate Account Two and to the
Owners of Units of Interest Therein:

We have audited the accompanying statement of assets and liabilities of Hartford Life Insurance Company Separate Account Two (the Account) as of December 31, 1997, and the related statement of operations for the year then ended and statements of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Hartford Life Insurance Company Separate Account Two as of December 31, 1997, the results of its operations for the year then ended and the changes in its net assets for each of the two years in the period then ended in conformity with generally accepted accounting principles.

                                         ARTHUR ANDERSEN LLP

Hartford, Connecticut
February 16, 1998

                      This page intentionally left blank.

--------------------------------------------------------------------------------

SEPARATE ACCOUNT TWO
HARTFORD LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1997

                                                                                          MONEY
                                                          BOND FUND      STOCK FUND    MARKET FUND
                                                         SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                                         ------------  --------------  ------------
ASSETS:
Investments:
  Hartford Bond Fund, Inc.
    Shares                                  233,750,856
    Cost                                  $ 239,212,290
    Market Value.......................................  $245,380,897        --             --
  Hartford Stock Fund, Inc.
    Shares                                  342,491,362
    Cost                                 $1,100,714,577
    Market Value.......................................       --       $1,754,695,243       --
  HVA Money Market Fund, Inc.
    Shares                                  267,032,906
    Cost                                  $ 267,032,906
    Market Value.......................................       --             --        $267,032,906
  Hartford Advisers Fund, Inc.
    Shares                                1,464,839,883
    Cost                                 $2,548,538,776
    Market Value.......................................       --             --             --
  Hartford Capital Appreciation Fund, Inc.
    Shares                                  393,201,702
    Cost                                 $1,191,518,665
    Market Value.......................................       --             --             --
  Hartford Mortgage Securities Fund, Inc.
    Shares                                  176,335,636
    Cost                                  $ 190,215,927
    Market Value.......................................       --             --             --
  Hartford Index Fund, Inc.
    Shares                                  142,876,568
    Cost                                  $ 270,370,922
    Market Value.......................................       --             --             --
  Hartford International Opportunities Fund, Inc.
    Shares                                  303,637,818
    Cost                                  $ 352,424,043
    Market Value.......................................       --             --             --
  Hartford Dividend and Growth Fund, Inc.
    Shares                                  342,782,937
    Cost                                  $ 502,839,651
    Market Value.......................................       --             --             --
  Due from Hartford Life Insurance Company.............       509,273           3,595    34,153,395
  Receivable from fund shares sold.....................           239      13,285,824             4
                                                         ------------  --------------  ------------
  Total Assets.........................................   245,890,409   1,767,984,662   301,186,305
                                                         ------------  --------------  ------------
LIABILITIES:
  Due to Hartford Life Insurance Company...............           240      13,285,750            74
  Payable for fund shares purchased....................       509,402           3,595    34,148,202
                                                         ------------  --------------  ------------
  Total Liabilities....................................       509,642      13,289,345    34,148,276
                                                         ------------  --------------  ------------
  Net Assets (variable annuity contract liabilities)...  $245,380,767  $1,754,695,317  $267,038,029
                                                         ------------  --------------  ------------
                                                         ------------  --------------  ------------

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

                                                                              CAPITAL           MORTGAGE
                                                         ADVISERS FUND   APPRECIATION FUND   SECURITIES FUND    INDEX FUND
                                                          SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT     SUB-ACCOUNT
                                                         --------------  -----------------   ---------------   ------------
ASSETS:
Investments:
  Hartford Bond Fund, Inc.
    Shares                                  233,750,856
    Cost                                  $ 239,212,290
    Market Value.......................................        --              --                 --                --
  Hartford Stock Fund, Inc.
    Shares                                  342,491,362
    Cost                                 $1,100,714,577
    Market Value.......................................        --              --                 --                --
  HVA Money Market Fund, Inc.
    Shares                                  267,032,906
    Cost                                  $ 267,032,906
    Market Value.......................................        --              --                 --                --
  Hartford Advisers Fund, Inc.
    Shares                                1,464,839,883
    Cost                                 $2,548,538,776
    Market Value.......................................  $3,701,278,316        --                 --                --
  Hartford Capital Appreciation Fund, Inc.
    Shares                                  393,201,702
    Cost                                 $1,191,518,665
    Market Value.......................................        --         $1,733,908,230          --                --
  Hartford Mortgage Securities Fund, Inc.
    Shares                                  176,335,636
    Cost                                  $ 190,215,927
    Market Value.......................................        --              --             $191,109,211          --
  Hartford Index Fund, Inc.
    Shares                                  142,876,568
    Cost                                  $ 270,370,922
    Market Value.......................................        --              --                 --           $411,157,188
  Hartford International Opportunities Fund, Inc.
    Shares                                  303,637,818
    Cost                                  $ 352,424,043
    Market Value.......................................        --              --                 --                --
  Hartford Dividend and Growth Fund, Inc.
    Shares                                  342,782,937
    Cost                                  $ 502,839,651
    Market Value.......................................        --              --                 --                --
  Due from Hartford Life Insurance Company.............         452,648            7,173            99,310          --
  Receivable from fund shares sold.....................             549       13,688,014           142,887        6,849,126
                                                         --------------  -----------------   ---------------   ------------
  Total Assets.........................................   3,701,731,513    1,747,603,417       191,351,408      418,006,314
                                                         --------------  -----------------   ---------------   ------------
LIABILITIES:
  Due to Hartford Life Insurance Company...............             434       13,688,077           144,327        6,850,498
  Payable for fund shares purchased....................         459,485            7,172            93,430          --
                                                         --------------  -----------------   ---------------   ------------
  Total Liabilities....................................         459,919       13,695,249           237,757        6,850,498
                                                         --------------  -----------------   ---------------   ------------
  Net Assets (variable annuity contract liabilities)...  $3,701,271,594   $1,733,908,168      $191,113,651     $411,155,816
                                                         --------------  -----------------   ---------------   ------------
                                                         --------------  -----------------   ---------------   ------------

                                                           INTERNATIONAL      DIVIDEND AND
                                                         OPPORTUNITIES FUND    GROWTH FUND
                                                            SUB-ACCOUNT        SUB-ACCOUNT
                                                         ------------------   -------------
ASSETS:
Investments:
  Hartford Bond Fund, Inc.
    Shares                                  233,750,856
    Cost                                  $ 239,212,290
    Market Value.......................................        --                  --
  Hartford Stock Fund, Inc.
    Shares                                  342,491,362
    Cost                                 $1,100,714,577
    Market Value.......................................        --                  --
  HVA Money Market Fund, Inc.
    Shares                                  267,032,906
    Cost                                  $ 267,032,906
    Market Value.......................................        --                  --
  Hartford Advisers Fund, Inc.
    Shares                                1,464,839,883
    Cost                                 $2,548,538,776
    Market Value.......................................        --                  --
  Hartford Capital Appreciation Fund, Inc.
    Shares                                  393,201,702
    Cost                                 $1,191,518,665
    Market Value.......................................        --                  --
  Hartford Mortgage Securities Fund, Inc.
    Shares                                  176,335,636
    Cost                                  $ 190,215,927
    Market Value.......................................        --                  --
  Hartford Index Fund, Inc.
    Shares                                  142,876,568
    Cost                                  $ 270,370,922
    Market Value.......................................        --                  --
  Hartford International Opportunities Fund, Inc.
    Shares                                  303,637,818
    Cost                                  $ 352,424,043
    Market Value.......................................     $393,046,097           --
  Hartford Dividend and Growth Fund, Inc.
    Shares                                  342,782,937
    Cost                                  $ 502,839,651
    Market Value.......................................        --             $ 669,224,723
  Due from Hartford Life Insurance Company.............            3,770          1,032,701
  Receivable from fund shares sold.....................          108,721                182
                                                         ------------------   -------------
  Total Assets.........................................      393,158,588        670,257,606
                                                         ------------------   -------------
LIABILITIES:
  Due to Hartford Life Insurance Company...............          109,361                147
  Payable for fund shares purchased....................            3,769          1,033,593
                                                         ------------------   -------------
  Total Liabilities....................................          113,130          1,033,740
                                                         ------------------   -------------
  Net Assets (variable annuity contract liabilities)...     $393,045,458      $ 669,223,866
                                                         ------------------   -------------
                                                         ------------------   -------------

SEPARATE ACCOUNT TWO
HARTFORD LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 1997

                                                         INTERNATIONAL      SMALL
                                                         ADVISERS FUND   COMPANY FUND
                                                          SUB-ACCOUNT    SUB-ACCOUNT
                                                         -------------   ------------
ASSETS:
Investments:
  Hartford International Advisers Fund, Inc.
    Shares                                   48,879,214
    Cost                                    $56,417,985
    Market Value.......................................   $57,422,859        --
  Hartford Small Company Fund, Inc.
    Shares                                   59,385,385
    Cost                                    $69,986,701
    Market Value.......................................       --         $71,393,763
  Hartford MidCap Fund, Inc.
    Shares                                    8,067,718
    Cost                                    $ 8,836,979
    Market Value.......................................       --             --
  Smith Barney Cash Portfolio
    Shares                                      507,910
    Cost                                     $  507,910
    Market Value.......................................       --             --
  Smith Barney Appreciation Fund
    Shares                                       12,256
    Cost                                     $   87,371
    Market Value.......................................       --             --
  Smith Barney Government Portfolio
    Shares                                       37,076
    Cost                                     $   37,076
    Market Value.......................................       --             --
  BB&T Growth & Income Fund
    Shares                                      545,238
    Cost                                    $ 6,067,937
    Market Value.......................................       --             --
  AmSouth Equity Income Fund
    Shares                                      233,814
    Cost                                    $ 2,359,717
    Market Value.......................................       --             --
  Dividend Receivable..................................       --             --
  Due from Hartford Life Insurance Company.............        25,458        175,566
  Receivable from fund shares sold.....................             9             16
                                                         -------------   ------------
  Total Assets.........................................    57,448,326     71,569,345
                                                         -------------   ------------
LIABILITIES:
  Due to Hartford Life Insurance Company...............             8             19
  Payable for fund shares purchased....................        25,945        175,691
                                                         -------------   ------------
  Total Liabilities....................................        25,953        175,710
                                                         -------------   ------------
  Net Assets (variable annuity contract liabilities)...   $57,422,373    $71,393,635
                                                         -------------   ------------
                                                         -------------   ------------

   The accompanying notes are an integral part of these financial statements.

                                                                                                                  SMITH BARNEY
                                                                          SMITH BARNEY         SMITH BARNEY        GOVERNMENT
                                                         MIDCAP FUND     CASH PORTFOLIO      APPRECIATION FUND     PORTFOLIO
                                                         SUB-ACCOUNT       SUB-ACCOUNT          SUB-ACCOUNT       SUB-ACCOUNT
                                                         -----------   -------------------   -----------------   --------------
ASSETS:
Investments:
  Hartford International Advisers Fund, Inc.
    Shares                                   48,879,214
    Cost                                    $56,417,985
    Market Value.......................................      --             --                    --                 --
  Hartford Small Company Fund, Inc.
    Shares                                   59,385,385
    Cost                                    $69,986,701
    Market Value.......................................      --             --                    --                 --
  Hartford MidCap Fund, Inc.
    Shares                                    8,067,718
    Cost                                    $ 8,836,979
    Market Value.......................................  $9,173,875         --                    --                 --
  Smith Barney Cash Portfolio
    Shares                                      507,910
    Cost                                     $  507,910
    Market Value.......................................      --             $507,912              --                 --
  Smith Barney Appreciation Fund
    Shares                                       12,256
    Cost                                     $   87,371
    Market Value.......................................      --             --                   $170,562            --
  Smith Barney Government Portfolio
    Shares                                       37,076
    Cost                                     $   37,076
    Market Value.......................................      --             --                    --                $37,076
  BB&T Growth & Income Fund
    Shares                                      545,238
    Cost                                    $ 6,067,937
    Market Value.......................................      --             --                    --                 --
  AmSouth Equity Income Fund
    Shares                                      233,814
    Cost                                    $ 2,359,717
    Market Value.......................................      --             --                    --                 --
  Dividend Receivable..................................      --                1,205              --                     96
  Due from Hartford Life Insurance Company.............      48,940           26,690              --                 --
  Receivable from fund shares sold.....................           1              162                  120                24
                                                         -----------        --------             --------           -------
  Total Assets.........................................   9,222,816          535,969              170,682            37,196
                                                         -----------        --------             --------           -------
LIABILITIES:
  Due to Hartford Life Insurance Company...............           1              200                  109                32
  Payable for fund shares purchased....................      48,925           26,757              --                 --
                                                         -----------        --------             --------           -------
  Total Liabilities....................................      48,926           26,957                  109                32
                                                         -----------        --------             --------           -------
  Net Assets (variable annuity contract liabilities)...  $9,173,890         $509,012             $170,573           $37,164
                                                         -----------        --------             --------           -------
                                                         -----------        --------             --------           -------

                                                            BB&T          AMSOUTH
                                                         GROWTH AND       EQUITY
                                                         INCOME FUND    INCOME FUND
                                                         SUB-ACCOUNT    SUB-ACCOUNT
                                                         -----------   -------------
ASSETS:
Investments:
  Hartford International Advisers Fund, Inc.
    Shares                                   48,879,214
    Cost                                    $56,417,985
    Market Value.......................................      --            --
  Hartford Small Company Fund, Inc.
    Shares                                   59,385,385
    Cost                                    $69,986,701
    Market Value.......................................      --            --
  Hartford MidCap Fund, Inc.
    Shares                                    8,067,718
    Cost                                    $ 8,836,979
    Market Value.......................................      --            --
  Smith Barney Cash Portfolio
    Shares                                      507,910
    Cost                                     $  507,910
    Market Value.......................................      --            --
  Smith Barney Appreciation Fund
    Shares                                       12,256
    Cost                                     $   87,371
    Market Value.......................................      --            --
  Smith Barney Government Portfolio
    Shares                                       37,076
    Cost                                     $   37,076
    Market Value.......................................      --            --
  BB&T Growth & Income Fund
    Shares                                      545,238
    Cost                                    $ 6,067,937
    Market Value.......................................  $6,477,421        --
  AmSouth Equity Income Fund
    Shares                                      233,814
    Cost                                    $ 2,359,717
    Market Value.......................................      --         $2,391,912
  Dividend Receivable..................................      --            --
  Due from Hartford Life Insurance Company.............      11,400          6,464
  Receivable from fund shares sold.....................      --            --
                                                         -----------   -------------
  Total Assets.........................................   6,488,821      2,398,376
                                                         -----------   -------------
LIABILITIES:
  Due to Hartford Life Insurance Company...............      --            --
  Payable for fund shares purchased....................      11,401          6,460
                                                         -----------   -------------
  Total Liabilities....................................      11,401          6,460
                                                         -----------   -------------
  Net Assets (variable annuity contract liabilities)...  $6,477,420     $2,391,916
                                                         -----------   -------------
                                                         -----------   -------------

--------------------------------------------------------------------------------

SEPARATE ACCOUNT TWO
HARTFORD LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 1997

                                                        UNITS
                                                      OWNED BY       UNIT        CONTRACT
                                                    PARTICIPANTS     PRICE      LIABILITY
                                                    -------------  ---------  --------------
DEFERRED ANNUITY CONTRACTS IN THE ACCUMULATION
 PERIOD:
INDIVIDUAL SUB-ACCOUNTS:
  Bond Fund Qualified 1.00%.......................        276,322  $ 4.084713 $    1,128,696
  Bond Fund Non-Qualified 1.00%...................      1,879,248    4.022607      7,559,476
  Bond Fund 1.25%.................................    111,586,155    2.113753    235,865,570
  Bond Fund .25%..................................         57,428    1.421542         81,636
  Stock Fund Qualified 1.00%......................        848,097    8.882260      7,533,018
  Stock Fund Non-Qualified 1.00%..................      3,172,838    8.493415     26,948,230
  Stock Fund 1.25%................................    372,753,860    4.601624  1,715,273,108
  Stock Fund .25%.................................      1,113,935    2.442242      2,720,499
  Money Market Fund Qualified 1.00%...............        979,465    2.570693      2,517,904
  Money Market Fund Non-Qualified 1.00%...........     12,009,970    2.571915     30,888,622
  Money Market Fund 1.25%.........................    140,796,551    1.650311    232,358,097
  Money Market Fund .25%..........................        412,812    1.237665        510,923
  Advisers Fund Qualified 1.00%...................      3,353,386    5.351192     17,944,612
  Advisers Fund Non-Qualified 1.00%...............     11,223,033    5.351192     60,056,604
  Advisers Fund 1.25%.............................  1,012,471,703    3.572368  3,616,921,513
  Advisers Fund .25%..............................      1,064,392    2.012508      2,142,097
  Capital Appreciation Fund Qualified 1.00%.......        858,728    8.154392      7,002,405
  Capital Appreciation Fund Non-Qualified 1.00%...      2,279,033    8.150600     18,575,486
  Capital Appreciation Fund 1.25%.................    351,188,619    4.845288  1,701,610,001
  Capital Appreciation Fund .25%..................      2,365,382    2.354942      5,570,337
  Mortgage Securities Fund Qualified 1.00%........        694,613    2.692454      1,870,214
  Mortgage Securities Fund Non-Qualified 1.00%....      6,914,379    2.692454     18,616,647
  Mortgage Securities Fund 1.25%..................     81,142,537    2.097829    170,223,167
  Mortgage Securities Fund .25%...................         15,250    1.370090         20,891
  Index Fund 1.00%................................        102,566    1.472201        150,998
  Index Fund Non-Qualified 1.00%..................        557,157    1.472201        820,247
  Index Fund 1.25%................................    109,836,846    3.726058    409,258,459
  Index Fund .25%.................................        216,268    2.411839        521,604
  International Opportunities Fund Qualified
   1.00%..........................................        314,039    1.496781        470,048
  International Opportunities Fund Non-Qualified
   1.00%..........................................      1,518,024    1.496728      2,272,069
  International Opportunities Fund 1.25%..........    264,642,015    1.468965    388,749,858
  International Opportunities Fund .25%...........        733,875    1.660294      1,218,449
  Dividend and Growth Fund Qualified 1.00%........        390,646    2.169750        847,604
  Dividend and Growth Fund Non-Qualified 1.00%....      1,710,116    2.169750      3,710,524
  Dividend and Growth Fund 1.25%..................    308,682,099    2.149172    663,410,924
  Dividend and Growth Fund .25%...................        268,881    2.232593        600,302
  International Advisers Fund Sub-Account 1.00%...         37,492    1.328248         49,796
  International Advisers Fund Non-Qualified
   1.00%..........................................        223,145    1.328248        296,392
  International Advisers Fund 1.25%...............     43,216,995    1.318862     56,997,252

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

                                                        UNITS
                                                      OWNED BY       UNIT        CONTRACT
                                                    PARTICIPANTS     PRICE      LIABILITY
                                                    -------------  ---------  --------------
INDIVIDUAL SUB-ACCOUNTS -- (CONTINUED)
  International Advisers Fund .25%................         39,807  $ 1.356789 $       54,010
  Hartford Small Company 1.00%....................         99,533    1.250966        124,512
  Hartford Small Company Non-Qualified 1.00%......        377,483    1.250966        472,218
  Hartford Small Company 1.25%....................     56,706,183    1.246631     70,691,687
  Hartford Small Company .25%.....................         48,170    1.264068         60,890
  MidCap Fund Sub-Account 1.00% Qualified.........         12,789    1.098000         14,042
  MidCap Fund Sub-Account 1.00% Non-Qualified.....         34,465    1.098000         37,843
  MidCap Fund Sub-Account 1.25%...................      8,305,640    1.096832      9,109,892
  MidCap Fund Sub-Account 1.00% Qualified.........         10,996    1.101485         12,113
  Smith Barney Shearson Daily Dividend, Inc.
   Qualified 1.00%................................         53,613    2.777393        148,906
  Smith Barney Shearson Daily Dividend, Inc.
   Non-Qualified 1.00%............................        125,291    2.874151        360,106
  Smith Barney Shearson Appreciation Fund, Inc.
   Qualified 1.00%................................         18,335    9.303319        170,573
  Smith Barney Shearson Gov't and Agencies, Inc.
   Qualified 1.00%................................         14,846    2.503304         37,164
  BB&T Growth and Income Fund Sub-Account.........      5,443,658    1.189902      6,477,420
  Am South Fund Sub-Account 1.00% Qualified.......      2,337,620    1.023227      2,391,916
                                                                              --------------
TOTAL ACCUMULATION PERIOD.........................                             9,503,477,571
                                                                              --------------
ANNUITY CONTRACTS IN THE ANNUITY PERIOD:
INDIVIDUAL SUB-ACCOUNTS:
  Bond Fund Non-Qualified 1.00%...................         14,968    4.022607         60,210
  Bond Fund 1.25%.................................        324,152    2.113753        685,179
  Stock Fund Non-Qualified 1.00%..................         11,832    8.493415        100,494
  Stock Fund 1.25%................................        460,700    4.601624      2,119,968
  Money Market Fund Qualified 1.00%...............         11,497    2.570693         29,553
  Money Market Fund Non-Qualified 1.00%...........         75,465    2.571915        194,090
  Money Market Fund 1.25%.........................        326,508    1.650311        538,840
  Advisers Fund Qualified 1.00%...................          3,304    5.351192         17,680
  Advisers Fund Non-Qualified 1.00%...............         57,148    5.351192        305,810
  Advisers Fund 1.25%.............................      1,087,032    3.572368      3,883,278
  Capital Appreciation Fund Non-Qualified 1.00%...          2,576    8.150600         20,996
  Capital Appreciation Fund 1.25%.................        232,998    4.845288      1,128,942
  Mortgage Securities Fund Non-Qualified 1.00%....         72,723    2.692454        195,803
  Mortgage Securities Fund 1.25%..................         89,106    2.097829        186,929
  Index Fund 1.25%................................        108,562    3.726058        404,508
  International Opportunities Fund 1.25%..........        228,075    1.468965        335,034
  Dividend and Growth Fund 1.25%..................        304,541    2.149172        654,512
  International Advisers Fund 1.25%...............         18,897    1.318862         24,923
  Hartford Small Company 1.25%....................         35,558    1.246631         44,328
                                                                              --------------
TOTAL ANNUITY PERIOD..............................                                10,931,077
                                                                              --------------
GRAND TOTAL.......................................                            $9,514,408,648
                                                                              --------------
                                                                              --------------

SEPARATE ACCOUNT TWO
HARTFORD LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS
DECEMBER 31, 1997

                                                                                       MONEY
                                                          BOND FUND    STOCK FUND   MARKET FUND
                                                         SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                                                         -----------  ------------  -----------
INVESTMENT INCOME:
  Dividends............................................  $12,961,364  $ 16,077,936  $13,797,570
EXPENSES:
  Mortality and expense undertakings...................   (2,612,230)  (18,967,977)  (3,238,151)
                                                         -----------  ------------  -----------
    Net investment income (loss).......................   10,349,134    (2,890,041)  10,559,419
                                                         -----------  ------------  -----------
CAPITAL GAINS INCOME...................................      --         64,909,605      --
                                                         -----------  ------------  -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on security transactions....       17,262     1,176,996      --
  Net unrealized appreciation (depreciation) of
   investments during
   the period..........................................   10,119,718   315,737,284      --
                                                         -----------  ------------  -----------
    Net gain (loss) on investments.....................   10,136,980   316,914,280      --
                                                         -----------  ------------  -----------
    Net increase (decrease) in net assets resulting
     from operations...................................  $20,486,114  $378,933,844  $10,559,419
                                                         -----------  ------------  -----------
                                                         -----------  ------------  -----------

   The accompanying notes are an integral part of these financial statements.

                                                                          U.S. GOVERNMENT         CAPITAL           MORTGAGE
                                                         ADVISERS FUND   MONEY MARKET FUND   APPRECIATION FUND   SECURITIES FUND
                                                          SUB-ACCOUNT       SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT
                                                         -------------   -----------------   -----------------   ---------------
INVESTMENT INCOME:
  Dividends............................................  $  77,714,905        $2,646           $  8,543,668        $11,347,408
EXPENSES:
  Mortality and expense undertakings...................    (41,311,784)         (627)           (19,474,176)        (2,333,945)
                                                         -------------        ------         -----------------   ---------------
    Net investment income (loss).......................     36,403,121         2,019            (10,930,508)         9,013,463
                                                         -------------        ------         -----------------   ---------------
CAPITAL GAINS INCOME...................................    129,600,221       --                 103,244,397           --
                                                         -------------        ------         -----------------   ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on security transactions....      2,159,454       --                     413,746             28,917
  Net unrealized appreciation (depreciation) of
   investments during
   the period..........................................    501,068,905       --                 190,913,008          5,074,541
                                                         -------------        ------         -----------------   ---------------
    Net gain (loss) on investments.....................    503,228,359       --                 191,326,754          5,103,458
                                                         -------------        ------         -----------------   ---------------
    Net increase (decrease) in net assets resulting
     from operations...................................  $ 669,231,701        $2,019           $283,640,643        $14,116,921
                                                         -------------        ------         -----------------   ---------------
                                                         -------------        ------         -----------------   ---------------

                                                                        INTERNATIONAL      DIVIDEND AND
                                                         INDEX FUND   OPPORTUNITIES FUND   GROWTH FUND
                                                         SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT
                                                         -----------  ------------------   ------------
INVESTMENT INCOME:
  Dividends............................................  $ 4,750,804     $  3,651,850      $  9,408,629
EXPENSES:
  Mortality and expense undertakings...................   (4,257,897)      (5,181,012)       (6,174,075)
                                                         -----------  ------------------   ------------
    Net investment income (loss).......................      492,907       (1,529,162)        3,234,554
                                                         -----------  ------------------   ------------
CAPITAL GAINS INCOME...................................   21,612,566       29,748,890         9,959,170
                                                         -----------  ------------------   ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on security transactions....      243,148           29,653            (4,003)
  Net unrealized appreciation (depreciation) of
   investments during
   the period..........................................   65,120,869      (32,127,237)      111,067,791
                                                         -----------  ------------------   ------------
    Net gain (loss) on investments.....................   65,364,017      (32,097,584)      111,063,788
                                                         -----------  ------------------   ------------
    Net increase (decrease) in net assets resulting
     from operations...................................  $87,469,490     $ (3,877,856)     $124,257,512
                                                         -----------  ------------------   ------------
                                                         -----------  ------------------   ------------

--------------------------------------------------------------------------------

SEPARATE ACCOUNT TWO
HARTFORD LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS -- (CONTINUED)
DECEMBER 31, 1997

                                                         INTERNATIONAL      SMALL
                                                         ADVISERS FUND   COMPANY FUND
                                                          SUB-ACCOUNT    SUB-ACCOUNT
                                                         -------------   ------------
INVESTMENT INCOME:
  Dividends............................................   $1,605,717      $   32,487
EXPENSES:
  Mortality and expense undertakings...................     (569,723)       (489,607)
                                                         -------------   ------------
  Net investment income (loss).........................    1,035,994        (457,120)
                                                         -------------   ------------
CAPITAL GAINS INCOME...................................      110,732       3,307,195
                                                         -------------   ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on security transactions....       13,808         (36,223)
  Net unrealized appreciation (depreciation) of
   investments during the period.......................      118,913       1,332,603
                                                         -------------   ------------
    Net gain (loss) on investments.....................      132,721       1,296,380
                                                         -------------   ------------
    Net increase (decrease) in net assets resulting
     from operations...................................   $1,279,447      $4,146,455
                                                         -------------   ------------
                                                         -------------   ------------

  * From inception, July 15, 1997, to December 31, 1997.

 ** From inception, June 3, 1997, to December 31, 1997.

*** From inception, October 23, 1997, to December 31, 1997.

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

                                                                                                                   SMITH BARNEY
                                                                           SMITH BARNEY         SMITH BARNEY        GOVERNMENT
                                                         MIDCAP FUND    CASH PORTFOLIO FUND   APPRECIATION FUND     PORTFOLIO
                                                         SUB-ACCOUNT*       SUB-ACCOUNT          SUB-ACCOUNT       SUB-ACCOUNT
                                                         ------------   -------------------   -----------------   --------------
INVESTMENT INCOME:
  Dividends............................................    $  8,146           $26,755              $ 2,394            $1,998
EXPENSES:
  Mortality and expense undertakings...................     (20,807)           (5,365)              (1,707)             (404)
                                                         ------------         -------              -------            ------
  Net investment income (loss).........................     (12,661)           21,390                  687             1,594
                                                         ------------         -------              -------            ------
CAPITAL GAINS INCOME...................................      --              --                     22,341            --
                                                         ------------         -------              -------            ------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on security transactions....      (2,185)         --                      6,810            --
  Net unrealized appreciation (depreciation) of
   investments during the period.......................     336,895          --                      8,816            --
                                                         ------------         -------              -------            ------
    Net gain (loss) on investments.....................     334,710          --                     15,626            --
                                                         ------------         -------              -------            ------
    Net increase (decrease) in net assets resulting
     from operations...................................    $322,049           $21,390              $38,654            $1,594
                                                         ------------         -------              -------            ------
                                                         ------------         -------              -------            ------

                                                             BB&T            AMSOUTH
                                                          GROWTH AND      EQUITY INCOME
                                                          INCOME FUND          FUND
                                                         SUB-ACCOUNT**    SUB-ACCOUNT***
                                                         -------------   ----------------
INVESTMENT INCOME:
  Dividends............................................    $ 43,938           $ 4,389
EXPENSES:
  Mortality and expense undertakings...................     (21,234)           (2,657)
                                                         -------------        -------
  Net investment income (loss).........................      22,704             1,732
                                                         -------------        -------
CAPITAL GAINS INCOME...................................         662           --
                                                         -------------        -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on security transactions....      --                    (1)
  Net unrealized appreciation (depreciation) of
   investments during the period.......................     409,485            32,196
                                                         -------------        -------
    Net gain (loss) on investments.....................     409,485            32,195
                                                         -------------        -------
    Net increase (decrease) in net assets resulting
     from operations...................................    $432,851           $33,927
                                                         -------------        -------
                                                         -------------        -------

SEPARATE ACCOUNT TWO
HARTFORD LIFE INSURANCE
STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1997

                                                                                           MONEY
                                                          BOND FUND      STOCK FUND     MARKET FUND
                                                         SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                                                         ------------  --------------  -------------
OPERATIONS:
  Net investment income (loss).........................  $ 10,349,134  $   (2,890,041) $  10,558,627
  Capital gains income.................................       --           64,909,605            792
  Net realized gain (loss) on security transactions....        17,262       1,176,996       --
  Net unrealized appreciation (depreciation) of
   investments during the period.......................    10,119,718     315,737,284       --
                                                         ------------  --------------  -------------
  Net increase (decrease) in net assets resulting from
   operations..........................................    20,486,114     378,933,844     10,559,419
                                                         ------------  --------------  -------------
UNIT TRANSACTIONS:
  Purchases............................................    28,788,526     208,829,884     56,766,167
  Net transfers........................................    19,102,654      45,780,800     (9,782,834)
  Surrenders...........................................   (18,300,042)    (92,238,226)   (68,418,264)
  Net annuity transactions.............................       325,387         633,517         12,261
                                                         ------------  --------------  -------------
  Net increase (decrease) in net assets resulting from
   unit transactions...................................    29,916,525     163,005,975    (21,422,670)
                                                         ------------  --------------  -------------
  Total increase (decrease) in net assets..............    50,402,639     541,939,819    (10,863,251)
NET ASSETS:
  Beginning of period..................................   194,978,128   1,212,755,498    277,901,280
                                                         ------------  --------------  -------------
  End of period........................................  $245,380,767  $1,754,695,317  $ 267,038,029
                                                         ------------  --------------  -------------
                                                         ------------  --------------  -------------
STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1996

                                                                                           MONEY
                                                          BOND FUND      STOCK FUND     MARKET FUND
                                                         SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                                                         ------------  --------------  -------------
OPERATIONS:
  Net investment income (loss).........................  $  9,645,789  $    3,458,346  $   9,260,160
  Capital gains income.................................       --           36,500,208       --
  Net realized gain (loss) on security transactions....      (221,405)      1,221,317       --
  Net unrealized (depreciation) appreciation of
   investments during the period.......................    (5,160,742)    171,537,514       --
                                                         ------------  --------------  -------------
  Net increase (decrease) in net assets resulting from
   operations..........................................     4,263,642     212,717,385      9,260,160
                                                         ------------  --------------  -------------
UNIT TRANSACTIONS:
  Purchases............................................    25,740,584     167,200,796     69,939,055
  Net transfers........................................   (16,696,613)     28,419,235     66,601,560
  Surrenders...........................................   (15,363,352)    (50,578,919)   (52,603,716)
  Net annuity transactions.............................        63,477         (84,340)      (175,109)
                                                         ------------  --------------  -------------
  Net (decrease) increase in net assets resulting from
   unit transactions...................................    (6,255,904)    144,956,772     83,761,790
                                                         ------------  --------------  -------------
  Total (decrease) increase in net assets..............    (1,992,262)    357,674,157     93,021,950
NET ASSETS:
  Beginning of period..................................   196,970,390     855,081,341    184,879,330
                                                         ------------  --------------  -------------
  End of period........................................  $194,978,128  $1,212,755,498  $ 277,901,280
                                                         ------------  --------------  -------------
                                                         ------------  --------------  -------------

   The accompanying notes are an integral part of these financial statements.

                                                                          U.S. GOVERNMENT         CAPITAL           MORTGAGE
                                                         ADVISERS FUND   MONEY MARKET FUND   APPRECIATION FUND   SECURITIES FUND
                                                          SUB-ACCOUNT       SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT
                                                         --------------  -----------------   -----------------   ---------------
OPERATIONS:
  Net investment income (loss).........................  $   36,403,121      $   2,019        $  (10,930,508)     $  9,013,463
  Capital gains income.................................     129,600,221       --                 103,244,397          --
  Net realized gain (loss) on security transactions....       2,159,454       --                     413,746            28,917
  Net unrealized appreciation (depreciation) of
   investments during the period.......................     501,068,905       --                 190,913,008         5,074,541
                                                         --------------  -----------------   -----------------   ---------------
  Net increase (decrease) in net assets resulting from
   operations..........................................     669,231,701          2,019           283,640,643        14,116,921
                                                         --------------  -----------------   -----------------   ---------------
UNIT TRANSACTIONS:
  Purchases............................................     364,832,050       --                 194,562,087         7,925,304
  Net transfers........................................      27,406,992        (88,379)          (11,521,643)       (9,594,437)
  Surrenders...........................................    (206,501,208)        (9,133)          (87,759,430)      (17,575,723)
  Net annuity transactions.............................         725,608        (21,870)              361,130            (3,307)
                                                         --------------  -----------------   -----------------   ---------------
  Net increase (decrease) in net assets resulting from
   unit transactions...................................     186,463,442       (119,382)           95,642,144       (19,248,163)
                                                         --------------  -----------------   -----------------   ---------------
  Total increase (decrease) in net assets..............     855,695,143       (117,363)          379,282,787        (5,131,242)
NET ASSETS:
  Beginning of period..................................   2,845,576,451        117,363         1,354,625,381       196,244,893
                                                         --------------  -----------------   -----------------   ---------------
  End of period........................................  $3,701,271,594      $--              $1,733,908,168      $191,113,651
                                                         --------------  -----------------   -----------------   ---------------
                                                         --------------  -----------------   -----------------   ---------------
STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1996

                                                                          U.S. GOVERNMENT         CAPITAL           MORTGAGE
                                                         ADVISERS FUND   MONEY MARKET FUND   APPRECIATION FUND   SECURITIES FUND
                                                          SUB-ACCOUNT       SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT
                                                         --------------  -----------------   -----------------   ---------------
OPERATIONS:
  Net investment income (loss).........................  $   42,565,178      $   4,826        $   (6,448,058)     $ 10,591,830
  Capital gains income.................................      52,150,764       --                  66,515,678          --
  Net realized gain (loss) on security transactions....       1,838,982       --                   2,074,856          (435,321)
  Net unrealized (depreciation) appreciation of
   investments during the period.......................     271,199,538       --                 145,316,093        (2,802,442)
                                                         --------------  -----------------   -----------------   ---------------
  Net increase (decrease) in net assets resulting from
   operations..........................................     367,754,462          4,826           207,458,569         7,354,067
                                                         --------------  -----------------   -----------------   ---------------
UNIT TRANSACTIONS:
  Purchases............................................     317,249,591       --                 189,467,703         8,471,412
  Net transfers........................................      (5,375,317)       (10,049)           (3,020,837)      (18,731,894)
  Surrenders...........................................    (148,652,281)        (5,248)          (57,537,694)      (18,950,990)
  Net annuity transactions.............................          (7,328)       (12,789)              159,816           (68,468)
                                                         --------------  -----------------   -----------------   ---------------
  Net (decrease) increase in net assets resulting from
   unit transactions...................................     163,214,665        (28,086)          129,068,988       (29,279,940)
                                                         --------------  -----------------   -----------------   ---------------
  Total (decrease) increase in net assets..............     530,969,127        (23,260)          336,527,557       (21,925,873)
NET ASSETS:
  Beginning of period..................................   2,314,607,324        140,623         1,018,097,824       218,170,766
                                                         --------------  -----------------   -----------------   ---------------
  End of period........................................  $2,845,576,451      $ 117,363        $1,354,625,381      $196,244,893
                                                         --------------  -----------------   -----------------   ---------------
                                                         --------------  -----------------   -----------------   ---------------

                                                                         INTERNATIONAL      DIVIDEND AND
                                                          INDEX FUND   OPPORTUNITIES FUND    GROWTH FUND
                                                         SUB-ACCOUNT      SUB-ACCOUNT        SUB-ACCOUNT
                                                         ------------  ------------------   -------------
OPERATIONS:
  Net investment income (loss).........................  $    492,907     $ (1,529,162)     $   3,234,554
  Capital gains income.................................    21,612,566       29,748,890          9,959,170
  Net realized gain (loss) on security transactions....       243,148           29,653             (4,003)
  Net unrealized appreciation (depreciation) of
   investments during the period.......................    65,120,869      (32,127,237)       111,067,791
                                                         ------------  ------------------   -------------
  Net increase (decrease) in net assets resulting from
   operations..........................................    87,469,490       (3,877,856)       124,257,512
                                                         ------------  ------------------   -------------
UNIT TRANSACTIONS:
  Purchases............................................    65,766,703       38,595,370        159,109,767
  Net transfers........................................    26,458,731      (16,075,692)        87,528,713
  Surrenders...........................................   (18,692,668)     (26,504,799)       (20,331,098)
  Net annuity transactions.............................       190,331           66,746            349,515
                                                         ------------  ------------------   -------------
  Net increase (decrease) in net assets resulting from
   unit transactions...................................    73,723,097       (3,918,375)       226,656,897
                                                         ------------  ------------------   -------------
  Total increase (decrease) in net assets..............   161,192,587       (7,796,232)       350,914,409
NET ASSETS:
  Beginning of period..................................   249,963,229      400,841,689        318,309,457
                                                         ------------  ------------------   -------------
  End of period........................................  $411,155,816     $393,045,458      $ 669,223,866
                                                         ------------  ------------------   -------------
                                                         ------------  ------------------   -------------
STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1996
                                                                         INTERNATIONAL      DIVIDEND AND
                                                          INDEX FUND   OPPORTUNITIES FUND    GROWTH FUND
                                                         SUB-ACCOUNT      SUB-ACCOUNT        SUB-ACCOUNT
                                                         ------------  ------------------   -------------
OPERATIONS:
  Net investment income (loss).........................  $  1,647,249     $  2,504,471      $   2,622,394
  Capital gains income.................................     3,111,887        9,391,222          2,783,157
  Net realized gain (loss) on security transactions....       136,100           91,388             (4,854)
  Net unrealized (depreciation) appreciation of
   investments during the period.......................    34,189,219       27,779,181         37,804,713
                                                         ------------  ------------------   -------------
  Net increase (decrease) in net assets resulting from
   operations..........................................    39,084,455       39,766,262         43,205,410
                                                         ------------  ------------------   -------------
UNIT TRANSACTIONS:
  Purchases............................................    45,748,598       41,231,155         98,719,762
  Net transfers........................................    19,409,151       19,333,907         69,845,165
  Surrenders...........................................   (10,550,651)     (21,132,233)        (8,446,511)
  Net annuity transactions.............................       (31,502)           8,570            153,439
                                                         ------------  ------------------   -------------
  Net (decrease) increase in net assets resulting from
   unit transactions...................................    54,575,596       39,441,399        160,271,855
                                                         ------------  ------------------   -------------
  Total (decrease) increase in net assets..............    93,660,051       79,207,661        203,477,265
NET ASSETS:
  Beginning of period..................................   156,303,178      321,634,028        114,832,192
                                                         ------------  ------------------   -------------
  End of period........................................  $249,963,229     $400,841,689      $ 318,309,457
                                                         ------------  ------------------   -------------
                                                         ------------  ------------------   -------------

--------------------------------------------------------------------------------

SEPARATE ACCOUNT TWO
HARTFORD LIFE INSURANCE COMPANY
STATEMENT OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 1997

                                                         INTERNATIONAL      SMALL
                                                         ADVISERS FUND   COMPANY FUND
                                                          SUB-ACCOUNT    SUB-ACCOUNT
                                                         -------------   ------------
OPERATIONS:
  Net investment income (loss).........................   $ 1,035,994    $  (457,120)
  Capital gains income.................................       110,732      3,307,195
  Net realized gain (loss) on security transactions....        13,808        (36,223)
  Net unrealized appreciation (depreciation) of
   investments during the period.......................       118,913      1,332,603
                                                         -------------   ------------
  Net increase (decrease) in net assets resulting from
   operations..........................................     1,279,447      4,146,455
                                                         -------------   ------------
UNIT TRANSACTIONS:
  Purchases............................................    18,887,741     24,742,079
  Net transfers........................................     9,531,179     30,544,670
  Surrenders...........................................    (2,110,213)    (1,630,264)
  Net annuity transactions.............................        25,045         44,603
                                                         -------------   ------------
  Net increase (decrease) in net assets resulting from
   unit transactions...................................    26,333,752     53,701,088
                                                         -------------   ------------
  Total increase (decrease) in net assets..............    27,613,199     57,847,543
NET ASSETS:
  Beginning of period..................................    29,809,174     13,546,092
                                                         -------------   ------------
  End of period........................................   $57,422,373    $71,393,635
                                                         -------------   ------------
                                                         -------------   ------------
  * From inception, July 15, 1997 to December 31, 1997.
 ** From inception, June 3, 1997 to December 31, 1997.
*** From inception, October 23, 1997 to December 31, 1997.
STATEMENT OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 1996
                                                         INTERNATIONAL      SMALL
                                                         ADVISERS FUND   COMPANY FUND
                                                          SUB-ACCOUNT    SUB-ACCOUNT****
                                                          ----------     ------------
OPERATIONS:
  Net investment income (loss).........................   $   644,546    $   (17,678)
  Capital gains income.................................       595,787        --
  Net realized gain on security transactions...........        (3,562)           922
  Net unrealized (depreciation) appreciation of
   investments during the period.......................       708,119         74,459
                                                          ----------      ----------

  Net increase (decrease) in net assets resulting from
   operations..........................................     1,944,890         57,703
                                                          ----------      ----------
UNIT TRANSACTIONS:
  Purchases............................................    10,618,419      4,333,960
  Net transfers........................................    10,257,798      9,203,248
  Surrenders...........................................      (609,471)       (48,819)
  Net annuity transactions.............................       --             --
                                                          ----------      ----------

  Net increase (decrease) in net assets resulting from
   unit transactions...................................    20,266,746     13,488,389
                                                          ----------      ----------

  Total increase (decrease) in net assets..............    22,211,636     13,546,092
NET ASSETS:
  Beginning of period..................................     7,597,538        --
                                                          ----------      ----------

  End of period........................................   $29,809,174    $13,546,092
                                                          ----------      ----------
                                                          ----------      ----------

**** From inception, August 9, 1996 to December 31, 1996.

   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

                                                                                                                   SMITH BARNEY
                                                                           SMITH BARNEY         SMITH BARNEY        GOVERNMENT
                                                         MIDCAP FUND      CASH PORTFOLIO      APPRECIATION FUND     PORTFOLIO
                                                         SUB-ACCOUNT*       SUB-ACCOUNT          SUB-ACCOUNT       SUB-ACCOUNT
                                                         ------------   -------------------   -----------------   --------------
OPERATIONS:
  Net investment income (loss).........................   $  (12,661)        $ 21,390             $    687           $ 1,594
  Capital gains income.................................      --              --                     22,341            --
  Net realized gain (loss) on security transactions....       (2,185)        --                      6,810            --
  Net unrealized appreciation (depreciation) of
   investments during the period.......................      336,895         --                      8,816            --
                                                         ------------        --------             --------           -------
  Net increase (decrease) in net assets resulting from
   operations..........................................      322,049           21,390               38,654             1,594
                                                         ------------        --------             --------           -------
UNIT TRANSACTIONS:
  Purchases............................................    2,088,623         --                    --                 --
  Net transfers........................................    6,774,154         --                    --                 --
  Surrenders...........................................      (10,936)         (93,309)             (40,942)           (4,272)
  Net annuity transactions.............................      --              --                    --                 --
                                                         ------------        --------             --------           -------
  Net increase (decrease) in net assets resulting from
   unit transactions...................................    8,851,841          (93,309)             (40,942)           (4,272)
                                                         ------------        --------             --------           -------
  Total increase (decrease) in net assets..............    9,173,890          (71,919)              (2,288)           (2,678)
NET ASSETS:
  Beginning of period..................................      --               580,931              172,861            39,842
                                                         ------------        --------             --------           -------
  End of period........................................   $9,173,890         $509,012             $170,573           $37,164
                                                         ------------        --------             --------           -------
                                                         ------------        --------             --------           -------
  * From inception, July 15, 1997 to December 31, 1997.
 ** From inception, June 3, 1997 to December 31, 1997.
*** From inception, October 23, 1997 to December 31, 1997.
STATEMENT OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 1996
                                                         SMITH BARNEY                           SMITH BARNEY
                                                             CASH          SMITH BARNEY          GOVERNMENT
                                                          PORTFOLIO      APPRECIATION FUND        PORTFOLIO
                                                         SUB-ACCOUNT        SUB-ACCOUNT          SUB-ACCOUNT
                                                         ------------   ------------------    ----------------
OPERATIONS:
  Net investment income (loss).........................   $   22,053         $ 15,035             $  1,646
  Capital gains income.................................      --              --                    --
  Net realized gain on security transactions...........      --                   174              --
  Net unrealized (depreciation) appreciation of
   investments during the period.......................      --                11,776              --
                                                          ---------           -------              -------

  Net increase (decrease) in net assets resulting from
   operations..........................................       22,053           26,985                1,646
                                                          ---------           -------              -------
UNIT TRANSACTIONS:
  Purchases............................................           25         --                    --
  Net transfers........................................      --              --                    --
  Surrenders...........................................      (10,494)          (2,558)              (4,273)
  Net annuity transactions.............................      --              --                    --
                                                          ---------           -------              -------

  Net increase (decrease) in net assets resulting from
   unit transactions...................................      (10,469)          (2,558)              (4,273)
                                                          ---------           -------              -------

  Total increase (decrease) in net assets..............       11,584           24,427               (2,627)
NET ASSETS:
  Beginning of period..................................      569,347          148,434               42,469
                                                          ---------           -------              -------

  End of period........................................   $  580,931         $172,861             $ 39,842
                                                          ---------           -------              -------
                                                          ---------           -------              -------

                                                             BB&T
                                                          GROWTH AND     AMSOUTH EQUITY
                                                          INCOME FUND      INCOME FUND
                                                         SUB-ACCOUNT**   SUB-ACCOUNT***
                                                         -------------   ---------------
OPERATIONS:
  Net investment income (loss).........................    $   22,704       $    1,732
  Capital gains income.................................           662         --
  Net realized gain (loss) on security transactions....       --              --
  Net unrealized appreciation (depreciation) of
   investments during the period.......................       409,485           32,195
                                                         -------------   ---------------
  Net increase (decrease) in net assets resulting from
   operations..........................................       432,851           33,927
                                                         -------------   ---------------
UNIT TRANSACTIONS:
  Purchases............................................     5,104,417        2,100,608
  Net transfers........................................     1,006,220          259,438
  Surrenders...........................................       (66,068)          (2,057)
  Net annuity transactions.............................       --              --
                                                         -------------   ---------------
  Net increase (decrease) in net assets resulting from
   unit transactions...................................     6,044,569        2,357,989
                                                         -------------   ---------------
  Total increase (decrease) in net assets..............     6,477,420        2,391,916
NET ASSETS:
  Beginning of period..................................       --              --
                                                         -------------   ---------------
  End of period........................................    $6,477,420       $2,391,916
                                                         -------------   ---------------
                                                         -------------   ---------------
  * From inception, July 15, 1997 to December 31, 1997.
 ** From inception, June 3, 1997 to December 31, 1997.
*** From inception, October 23, 1997 to December 31, 19
STATEMENT OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 1996
                                                         ------------   ------------------    ---------
OPERATIONS:
  Net investment income (loss).........................
  Capital gains income.................................
  Net realized gain on security transactions...........
  Net unrealized (depreciation) appreciation of
   investments during the period.......................
  Net increase (decrease) in net assets resulting from
   operations..........................................
UNIT TRANSACTIONS:
  Purchases............................................
  Net transfers........................................
  Surrenders...........................................
  Net annuity transactions.............................
  Net increase (decrease) in net assets resulting from
   unit transactions...................................
  Total increase (decrease) in net assets..............
NET ASSETS:
  Beginning of period..................................
  End of period........................................

--------------------------------------------------------------------------------

                              SEPARATE ACCOUNT TWO
                        HARTFORD LIFE INSURANCE COMPANY
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 1997

 1. ORGANIZATION:

    Separate Account Two (the Account) is a separate investment account within Hartford Life Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable annuity contractholders of the Company in various mutual funds (the Funds) as directed by the contractholders.

 2. SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

    a) SECURITY TRANSACTIONS -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Cost of investments sold is determined on the basis of identified cost. Dividend and capital gains income are accrued as of the ex-dividend date. Capital gains income represents dividends from the Funds which are characterized as capital gains under tax regulations.

    b) SECURITY VALUATION -- The investment in shares of the Hartford, Smith Barney, BB&T and AmSouth mutual funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 1997.

    c) FEDERAL INCOME TAXES -- The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

    d) USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

 3. ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

    a) MORTALITY AND EXPENSE UNDERTAKINGS -- The Company, as issuer of variable annuity contracts, provides the mortality and expense undertakings and, with respect to the Account, receives a maximum annual fee of up to 1.25% of the Account's average daily net assets.

    b) DEDUCTION OF ANNUAL MAINTENANCE FEE -- Annual maintenance fees are deducted through termination of units of interest from applicable contract owners' accounts, in accordance with the terms of the contracts.

 4. HARTFORD U.S. GOVERNMENT MONEY
   MARKET FUND:

    On June 27, 1997, the Hartford U.S. Government Money Market Fund was merged with the HVA Money Market Fund. Accordingly, all contractholder account values held in the Hartford U.S. Government Money Market Fund were exchanged for equivalent account values of HVA Money Market Fund on June 27, 1997.

--------------------------------------------------------------------------------

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To Hartford Life Insurance Company:

We have audited the accompanying Consolidated Balance Sheets of Hartford Life Insurance Company (the "Company") and subsidiaries as of December 31, 1997 and 1996, and the related Consolidated Statements of Income, Stockholder's Equity and Cash Flows for each of the three years in the period ended December 31, 1997. These consolidated financial statements and the schedules referred to below are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Hartford Life Insurance Company and subsidiaries as of December 31, 1997 and 1996, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 1997, in conformity with generally accepted accounting principles.

Our audits were made for the purpose of forming an opinion on the basic financial statements taken as a whole. The schedules listed in Index to Consolidated Financial Statements and Schedules are presented for the purpose of complying with the Securities and Exchange Commission's rules and are not part of the basic financial statements. These schedules have been subjected to the auditing procedures applied in the audits of the basic financial statements and, in our opinion, fairly state in all material respects the financial data required to be set forth therein in relation to the basic financial statements taken as a whole.

                                         ARTHUR ANDERSEN LLP

Hartford, Connecticut
January 27, 1998

--------------------------------------------------------------------------------

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                       CONSOLIDATED STATEMENTS OF INCOME

                                                        FOR THE YEARS ENDED
                                                            DECEMBER 31,
                                                      ------------------------
                                                       1997     1996     1995
                                                      ------   ------   ------
                                                           (IN MILLIONS)
 Revenues
   Premiums and other considerations...............   $1,637   $1,705   $1,487
   Net investment income...........................    1,368    1,397    1,328
   Net realized capital gains (losses).............        4     (213)     (11)
                                                      ------   ------   ------
     Total revenues................................    3,009    2,889    2,804
                                                      ------   ------   ------
 Benefits, claims and expenses
   Benefits, claims and claim adjustment
    expenses.......................................    1,379    1,535    1,422
   Amortization of deferred policy acquisition
    costs..........................................      335      234      199
   Dividends to policyholders......................      240      635      675
   Other expenses..................................      586      427      317
                                                      ------   ------   ------
     Total benefits, claims and expenses...........    2,540    2,831    2,613
                                                      ------   ------   ------
   Income before income tax expense................      469       58      191
   Income tax expense..............................      167       20       62
                                                      ------   ------   ------
 Net income........................................   $  302   $   38   $  129
                                                      ------   ------   ------
                                                      ------   ------   ------

                See Notes to Consolidated Financial Statements.

--------------------------------------------------------------------------------

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                          CONSOLIDATED BALANCE SHEETS

                                                       AS OF DECEMBER
                                                             31,
                                                      -----------------
                                                       1997      1996
                                                      -------   -------
                                                        (IN MILLIONS,
                                                      EXCEPT FOR SHARE
                                                            DATA)
 Assets
   Investments
   Fixed maturities, available for sale, at fair
    value (amortized cost of $13,885 and
    $13,579).......................................   $14,176   $13,624
   Equity securities, at fair value................       180       119
   Policy loans, at outstanding balance............     3,756     3,836
   Other investments, at cost......................        47        56
                                                      -------   -------
     Total investments.............................    18,159    17,635
   Cash............................................        54        43
   Premiums receivable and agents' balances........        18       137
   Accrued investment income.......................       330       407
   Reinsurance recoverables........................     6,325     6,259
   Deferred policy acquisition costs...............     3,315     2,760
   Deferred income tax.............................       348       474
   Other assets....................................       352       357
   Separate account assets.........................    69,055    49,690
                                                      -------   -------
     Total assets..................................   $97,956   $77,762
                                                      -------   -------
                                                      -------   -------

 Liabilities
   Future policy benefits..........................   $ 3,270   $ 2,474
   Other policyholder funds........................    21,034    22,134
   Other liabilities...............................     2,254     1,572
   Separate account liabilities....................    69,055    49,690
                                                      -------   -------
     Total liabilities.............................    95,613    75,870
                                                      -------   -------

 Stockholder's Equity
   Common stock -- 1,000 shares authorized, issued
    and outstanding, par value $5,690..............         6         6
   Additional paid in capital......................     1,045     1,045
   Net unrealized capital gains on securities, net
    of tax.........................................       179        30
   Retained earnings...............................     1,113       811
                                                      -------   -------
     Total stockholder's equity....................     2,343     1,892
                                                      -------   -------
   Total liabilities and stockholder's equity......   $97,956   $77,762
                                                      -------   -------
                                                      -------   -------

                See Notes to Consolidated Financial Statements.

--------------------------------------------------------------------------------

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY

                                                                    NET UNREALIZED
                                                                     CAPITAL GAINS
                                                     ADDITIONAL       (LOSSES) ON                       TOTAL
                                           COMMON     PAID IN         SECURITIES,      RETAINED     STOCKHOLDER'S
                                           STOCK      CAPITAL         NET OF TAX       EARNINGS        EQUITY
                                           ------  --------------   ---------------   -----------   -------------
                                                                       (IN MILLIONS)
 Balance, December 31, 1994..............    $6        $  826            $(654)         $  644         $  822
   Net income............................    --            --              --              129            129
   Capital contribution..................    --           181              --               --            181
   Change in net unrealized capital gains
    (losses) on securities, net of tax...    --            --             597               --            597
                                             --
                                                       ------          ------         -----------      ------
 Balance, December 31, 1995..............     6         1,007             (57)             773          1,729
   Net income............................    --            --              --               38             38
   Capital contribution..................    --            38              --               --             38
   Change in net unrealized capital gains
    (losses) on securities, net of tax...    --            --              87               --             87
                                             --
                                                       ------          ------         -----------      ------
 Balance, December 31, 1996..............     6         1,045              30              811          1,892
   Net income............................    --            --              --              302            302
   Change in net unrealized capital gains
    (losses) on securities, net of tax...    --            --             149               --            149
                                             --
                                                       ------          ------         -----------      ------
 Balance, December 31, 1997..............    $6        $1,045            $179           $1,113         $2,343
                                             --
                                             --
                                                       ------          ------         -----------      ------
                                                       ------          ------         -----------      ------

                See Notes to Consolidated Financial Statements.

--------------------------------------------------------------------------------

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                                           FOR THE YEARS ENDED DECEMBER
                                                       31,
                                          ------------------------------
                                            1997       1996       1995
                                          --------   --------   --------
                                                  (IN MILLIONS)
Operating Activities
  Net income............................  $    302   $     38   $    129
  Adjustments to reconcile net income to
   cash provided by operating activities
  Depreciation and amortization.........         8         14         21
  Net realized capital (gains) losses...        (4)       213         11
  Decrease (increase) in deferred income
   taxes................................        40       (102)      (172)
  Increase in deferred policy
   acquisition costs....................      (555)      (572)      (379)
  Decrease (increase) in premiums
   receivable and agents' balances......       119         10        (81)
  Decrease (increase) in accrued
   investment income....................        77        (13)       (16)
  Decrease (increase) in other assets...        52       (132)      (177)
  (Increase) decrease in reinsurance
   recoverables.........................      (416)       179        (35)
  Increase (decrease) in liabilities for
   future policy benefits...............       796        (92)       483
  Increase in other liabilities.........       379        477        281
                                          --------   --------   --------
    Cash provided by operating
     activities.........................       798         20         65
                                          --------   --------   --------
Investing Activities
  Purchases of fixed maturity
   investments..........................    (6,231)    (5,747)    (6,228)
  Sales of fixed maturity investments...     4,232      3,459      4,845
  Maturities and principal paydowns of
   fixed maturity investments...........     2,329      2,693      1,741
  Net sales (purchases) of other
   investments..........................        24       (107)      (871)
  Net (purchases) sales of short-term
   investments..........................      (638)        84        (24)
                                          --------   --------   --------
    Cash (used for) provided by
     investing activities...............      (284)       382       (537)
                                          --------   --------   --------
Financing Activities
  Capital contribution..................        --         38         --
  Net (disbursements for) receipts from
   investment and universal life-type
   contracts (charged against) credited
   to policyholder accounts.............      (503)      (443)       498
                                          --------   --------   --------
    Cash (used for) provided by
     financing activities...............      (503)      (405)       498
                                          --------   --------   --------
  Increase (decrease) in cash...........        11         (3)        26
  Cash -- beginning of year.............        43         46         20
                                          --------   --------   --------
  Cash -- end of year...................  $     54   $     43   $     46
                                          --------   --------   --------
                                          --------   --------   --------
Supplemental Disclosure of Cash Flow
 Information:
  Net Cash Paid During the Year for:
  Income taxes..........................  $      9   $    189   $    162

Noncash Financing Activities:
  Capital contribution..................  $     --   $     --   $    181
                                          --------   --------   --------
                                          --------   --------   --------

                See Notes to Consolidated Financial Statements.

--------------------------------------------------------------------------------

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
   (DOLLAR AMOUNTS IN MILLIONS EXCEPT PER SHARE DATA UNLESS OTHERWISE STATED)

 1. ORGANIZATION AND DESCRIPTION OF BUSINESS

    These consolidated financial statements include Hartford Life Insurance Company and its wholly-owned subsidiaries (the "Company"), ITT Hartford Life and Annuity Insurance Company ("ILA") and ITT Hartford International Life Reassurance Corporation ("HLRe"), formerly American Skandia Life Reinsurance Corporation. The Company is a wholly-owned subsidiary of Hartford Life and Accident Insurance Company ("HLA"), a wholly-owned subsidiary of Hartford Life, Inc. ("Hartford Life"). Hartford Life is a direct subsidiary of Hartford Accident and Indemnity Company ("HA&I"), an indirect subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford"). On February 10, 1997, Hartford Life filed a registration statement, as amended, with the Securities and Exchange Commission relating to an Initial Public Offering ("IPO") of the Hartford Life's Class A Common Stock. Pursuant to the IPO on May 22, 1997, Hartford Life sold to the public 26 million shares at $28.25 per share and received net proceeds of $687. Of the proceeds, $527 was used to retire debt related to Hartford Life's outstanding promissory notes and line of credit with the remaining $160 contributed by Hartford Life to HLA to support growth in its core businesses.

    On December 19, 1995, ITT Industries, Inc. (formerly ITT Corporation) ("ITT") distributed all the outstanding shares of capital stock of The Hartford to ITT stockholders of record on such date. As a result, The Hartford became an independent, publicly traded company.

    Along with its parent, the Company is a leading insurance and financial services company which provides (a) investment products such as individual variable annuities and fixed market value adjusted annuities, deferred compensation and retirement plan services and mutual funds for savings and retirement needs; (b) life insurance for income protection and estate planning; and (c) employee benefits products such as group life and group disability insurance and corporate owned life insurance.

 2. SIGNIFICANT ACCOUNTING POLICIES

(A) BASIS OF PRESENTATION

    These consolidated financial statements present the financial position, results of operations and cash flows of the Company. All material intercompany transactions and balances between the Company, its subsidiaries and affiliates have been eliminated. The consolidated financial statements are prepared on the basis of generally accepted accounting principles which differ materially from the statutory accounting practices prescribed by various insurance regulatory authorities.

    The preparation of financial statements, in conformity with generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The most significant estimates include those used in determining deferred policy acquisition costs and the liability for future policy benefits and other policyholder funds. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

    Certain reclassifications have been made to prior year financial information to conform to the current year presentation.

(B) CHANGES IN ACCOUNTING PRINCIPLES

    In December 1997, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position ("SOP") No. 97-3 "Accounting by Insurance and Other Enterprises for Insurance Related Assessments". This SOP provides guidance on accounting by insurance and other enterprises for assessments related to insurance activities. Specifically, the SOP provides guidance on when a guaranty fund or other assessment should be recognized, how to measure the liability, and what information should be disclosed. This SOP will be effective for fiscal years beginning after December 15, 1998. Adoption of SOP 97-3 is not expected to have a material impact on the Company's financial condition or results of operations.

    On November 14, 1996, the Emerging Issues Task Force ("EITF") reached a consensus on Issue No. 96-12, "Recognition of Interest Income and Balance Sheet Classification of Structured Notes". This EITF issue requires companies to record income on certain structured securities on a retrospective interest method. The Company adopted EITF No. 96-12 for structured securities acquired after November 14, 1996. Adoption of EITF No. 96-12 did not have a material effect on the Company's financial condition or results of operations.

    In June 1996, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 125, "Accounting for Transfers and Servicing of Financial Assets and Extinguishment of Liabilities" which is effective for transfers and servicing of financial

--------------------------------------------------------------------------------

assets and extinguishments of liabilities occurring after December 31, 1996. This statement established criteria for determining whether transferred assets should be accounted for as sales or secured borrowings. Subsequently, in December 1996, the FASB issued SFAS No. 127, "Deferral of Effective Date of Certain Provisions of FASB Statement No. 125", which defers the effective date of certain provisions of SFAS No. 125 for one year. Adoption of SFAS No. 125 is not expected to have a material effect on the Company's financial condition or results of operations.

    Effective January 1, 1996, the Company adopted SFAS No. 121, "Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to be Disposed Of". This statement establishes accounting standards for the impairment of long-lived assets, certain identifiable intangibles, and goodwill related to those assets to be held and used and for long-lived assets and certain identifiable intangibles to be disposed of. Adoption of SFAS No. 121 did not have a material effect on the Company's financial condition or results of operations.

    The Company's cash flows were not impacted by these changes in accounting principles.

(C) REVENUE RECOGNITION

    Revenues for universal life-type policies and investment products consist of policy charges for the cost of insurance, policy administration and surrender charges assessed to policy account balances and are recognized in the period in which services are provided. Premiums for traditional life insurance and disability policies are recognized as revenues when they are due from policyholders.

(D) FUTURE POLICY BENEFITS AND OTHER POLICYHOLDER FUNDS

    Liabilities for future policy benefits are computed by the net level premium method using interest rate assumptions varying from 3% to 11% and withdrawal and mortality assumptions appropriate at the time the policies were issued. Health reserves, which are the result of sales of group long-term and short-term disability, stop loss, Medicare Supplement and individual disability products, are stated at amounts determined by estimates on individual cases and estimates of unreported claims based on past experience. Liabilities for universal life-type and investment contracts are stated at policyholder account values before surrender charges.

(E) POLICYHOLDER REALIZED CAPITAL GAINS AND LOSSES

    Realized capital gains and losses on security transactions associated with the Company's immediate participation guaranteed contracts are excluded from revenues and deferred over the expected maturity of the securities, since under the terms of the contracts the realized gains and losses will be credited to policyholders in future years as they are entitled to receive them.

(F) INVESTMENTS

    The Company's investments in fixed maturities include bonds and commercial paper which are considered "available for sale" and accordingly are carried at fair value with the after-tax difference from cost reflected as a component of Stockholder's Equity designated "Net unrealized capital gains (losses) on securities, net of tax". Equity securities, which include common and non-redeemable preferred stocks, are carried at fair values with the after-tax difference from cost reflected in Stockholder's Equity. Policy loans are carried at outstanding balance which approximates fair value. Net realized capital gains and losses, after deducting pension policyholders' share, are reported as a component of revenue and are determined on a specific identification basis.

    The Company's accounting policy for impairment requires recognition of an other than temporary impairment charge on a security if it is determined that the Company is unable to recover all amounts due under the contractual obligations of the security. In addition, for securities expected to be sold, an other than temporary impairment charge is recognized if the Company does not expect the fair value of a security to recover to cost or amortized cost prior to the expected date of sale. Once an impairment charge has been recorded, the Company then continues to review the other than temporarily impaired securities for appropriate valuation on an on-going basis.

    During 1996, it was determined that certain individual securities within the investment portfolio supporting the Company's block of guaranteed rate contract business written prior to 1995 ("Closed Book GRC") could not recover to amortized cost prior to sale. Therefore, an other than temporary impairment loss of $88, after-tax, was recorded.

(G) DERIVATIVE INSTRUMENTS

    The Company uses a variety of derivative instruments including swaps, caps, floors, forwards and exchange traded financial futures and options as part of an overall risk management strategy. These instruments are used as a means of hedging exposure to price, foreign currency and/ or interest rate risk on planned investment purchases or existing assets and liabilities. The Company does not hold or issue derivative instruments for trading purposes. The Company's accounting for derivative instruments used to manage risk is in accordance with the concepts established in SFAS No. 80, "Accounting for Futures Contracts", SFAS No. 52, "Foreign Currency Translation", AICPA SOP 86-2, "Accounting for Options" and various EITF pronouncements. Written options are used, in all cases in conjunction with other assets and derivatives, as part of the Company's asset and liability management strategy. Derivative instruments are carried at values consistent with the asset or liability being hedged. Derivative instruments used to hedge fixed maturities or equity securities are carried at fair value

--------------------------------------------------------------------------------

with the after-tax difference from cost reflected in Stockholder's Equity. Derivative instruments used to hedge other invested assets or liabilities are carried at cost.

    Derivative instruments must be designated at inception as a hedge and measured for effectiveness both at inception and on an on-going basis. The Company's minimum correlation threshold for hedge designation is 80%. If correlation, which is assessed monthly and measured based on a rolling three month average, falls below 80%, hedge accounting will be terminated. Derivative instruments used to create a synthetic asset must meet synthetic accounting criteria including designation at inception and consistency of terms between the synthetic and the instrument being replicated. Consistent with industry practice, synthetic instruments are accounted for like the financial instrument it is intended to replicate. Derivative instruments which fail to meet risk management criteria, subsequent to acquisition, are marked to market with the impact reflected in the Consolidated Statements of Income.

    Gains or losses on financial futures contracts entered into in anticipation of the investment of future receipt of product cash flows are deferred and, at the time of the ultimate investment purchase, reflected as an adjustment to the cost basis of the purchased asset. Gains or losses on futures used in invested asset risk management are deferred and adjusted into the cost basis of the hedged asset when the contract futures are closed, except for futures used in duration hedging which are deferred and basis adjusted on a quarterly basis. The basis adjustments are amortized into net investment income over the remaining asset life.

    Open forward commitment contracts are marked to market through Stockholder's Equity. Such contracts are accounted for at settlement by recording the purchase of the specified securities at the previously committed price. Gains or losses resulting from the termination of forward commitment contracts before the delivery of the securities are recognized immediately in the Consolidated Statements of Income as a component of net investment income.

    The cost of options entered into as part of a risk management strategy are basis adjusted to the underlying asset or liability and amortized over the remaining life of the option. Gains or losses on expiration or termination are adjusted into the basis of the underlying asset or liability and amortized over the remaining asset life.

    Interest rate swaps involve the periodic exchange of payments without the exchange of underlying principal or notional amounts. Net receipts or payments are accrued and recognized over the life of the swap agreement as an adjustment to investment income. Should the swap be terminated, the gain or loss is adjusted into the basis of the asset or liability and amortized over the remaining life. Should the hedged asset be sold or liability terminated without terminating the swap position, any swap gains or losses are immediately recognized in net investment income. Interest rate swaps purchased in anticipation of an asset purchase ("anticipatory transaction") are recognized consistent with the underlying asset components such that the settlement component is recognized in the Consolidated Statements of Income while the change in market value is recognized as an unrealized capital gain or loss.

    Premiums paid on purchased floor or cap agreements and the premium received on issued cap or floor agreements (used for risk management) are adjusted into the basis of the applicable asset and amortized over the asset life. Gains or losses on termination of such positions are adjusted into the basis of the asset or liability and amortized over the remaining asset life. Net payments are recognized as an adjustment to income or basis adjusted and amortized depending on the specific hedge strategy.

    Forward exchange contracts and foreign currency swaps are accounted for in accordance with SFAS No. 52. Changes in the spot rate of instruments designated as hedges of the net investment in a foreign subsidiary are reflected in the cumulative translation adjustments component of Stockholder's Equity. Cash flows from futures, options, and swaps, accounted for as hedges, are included with the cash flows of the item being hedged.

(H) SEPARATE ACCOUNTS

    The Company maintains separate account assets and liabilities which are reported at fair value. Separate account assets are segregated from other investments, and investment income and gains and losses accrue directly to the policyholders. Separate accounts reflect two categories of risk assumption: non-guaranteed separate accounts, wherein the policyholder assumes the investment risk, and guaranteed separate account assets, wherein the Company contractually guarantees either a minimum return or account value to the policyholder.

(I) DEFERRED POLICY ACQUISITION COSTS

    Policy acquisition costs, which include commissions and certain underwriting expenses associated with acquiring business, are deferred and amortized over the estimated lives of the contracts, generally 20 years. Generally, acquisition costs are deferred and amortized using the retrospective deposit method. Under the retrospective deposit method, acquisition costs are amortized in proportion to the present value of expected gross profits from surrender charges, investment, mortality and expense margins. Actual gross profits can vary from management's estimates resulting in increases or decreases in the rate of amortization. Management periodically updates these estimates, when appropriate, and evaluates the recoverability of the deferred acquisition cost asset. When appropriate, management revises its assumptions on the estimated gross profits of these contracts and the cumulative amortization

--------------------------------------------------------------------------------

for the books of business are reestimated and adjusted by a cumulative charge or credit to income.

    The Company's other expenses include the following:

                                          1997       1996       1995
                                        ---------  ---------  ---------
Commissions...........................  $     976  $     848  $     619
Deferred acquisition costs............       (862)      (823)      (618)
Other.................................        472        402        316
                                        ---------  ---------  ---------
    Total other expenses..............  $     586  $     427  $     317
                                        ---------  ---------  ---------
                                        ---------  ---------  ---------

(J) DIVIDENDS TO POLICYHOLDERS

    Certain life insurance policies contain dividend payment provisions that enable the policyholder to participate in the earnings of the life insurance subsidiaries of the Company. The participating insurance in force accounted for 55%, 44%, and 41% in 1997, 1996, and 1995, respectively, of total insurance in force.

 3. INITIAL PUBLIC OFFERING

    On February 10, 1997, Hartford Life filed a registration statement, as amended, with the Securities and Exchange Commission, relating to the IPO of Hartford Life's Class A Common Stock. Pursuant to the IPO on May 22, 1997, Hartford Life sold to the public 26 million shares at $28.25 per share and received proceeds, net of offering expenses, of $687. Of the proceeds, $527 was used to retire debt related to Hartford Life's promissory notes outstanding and line of credit. The remaining $160 was contributed by Hartford Life to HLA to support growth in its core businesses. The 26 million shares sold in the Offering represent approximately 18.6% of the equity ownership in Hartford Life and approximately 4.4% of the combined voting power of Hartford Life's Class A and Class B Common Stock. The Hartford owns all of the 114 million outstanding shares of Class B Common Stock of Hartford Life, representing approximately 81.4% of the equity ownership in Hartford Life and approximately 95.6% of the combined voting power of Hartford Life's Class A and Class B Common Stock. Holders of Class A Common Stock generally have identical rights to the holders of Class B Common Stock except that the holders of Class A Common Stock are entitled to one vote per share while holders of Class B Common Stock are entitled to five votes per share on all matters submitted to a vote of Hartford Life's stockholders.

 4. INVESTMENTS AND DERIVATIVE INSTRUMENTS

(A) COMPONENTS OF NET INVESTMENT INCOME

                                            FOR THE YEARS ENDED
                                               DECEMBER 31,
                                      -------------------------------
                                        1997       1996       1995
                                      ---------  ---------  ---------
Interest income from fixed
 maturities.........................  $     932  $     918  $     996
Interest income from policy loans...        425        477        342
Income from other investments.......         26         15          1
                                      ---------  ---------  ---------
Gross investment income.............      1,383      1,410      1,339
Less: Investment expenses...........         15         13         11
                                      ---------  ---------  ---------
Net investment income...............  $   1,368  $   1,397  $   1,328
                                      ---------  ---------  ---------
                                      ---------  ---------  ---------

(B) COMPONENTS OF NET REALIZED CAPITAL GAINS (LOSSES)

                                                  FOR THE YEARS ENDED
                                                     DECEMBER 31,
                                           ---------------------------------
                                              1997        1996       1995
                                              -----     ---------  ---------
Fixed maturities.........................   $      (7)  $    (201) $      23
Equity securities........................          12           2         (6)
Real estate and other....................          (1)         (4)       (25)
Less: Increase in liability to
 policyholders for realized capital
 gains...................................          --         (10)        (3)
                                                  ---   ---------  ---------
Net realized capital gains (losses)         $       4   $    (213) $     (11)
                                                  ---   ---------  ---------
                                                  ---   ---------  ---------

(C) NET UNREALIZED CAPITAL GAINS (LOSSES) ON EQUITY SECURITIES

                                                       FOR THE YEARS ENDED
                                                          DECEMBER 31,
                                              -------------------------------------
                                                 1997         1996         1995
                                                 -----        -----        -----
Gross unrealized capital gains..............   $      14    $      13    $       4
Gross unrealized capital losses.............          --           (1)          (2)
                                                     ---          ---          ---
Net unrealized capital gains................          14           12            2
Deferred income tax expense.................           5            4            1
                                                     ---          ---          ---
Net unrealized capital gains, net of tax....           9            8            1
Balance -- beginning of year................           8            1           (6)
                                                     ---          ---          ---
Net change in unrealized capital gains
 (losses) on equity securities..............   $       1    $       7    $       7
                                                     ---          ---          ---
                                                     ---          ---          ---

--------------------------------------------------------------------------------

(D) NET UNREALIZED CAPITAL GAINS (LOSSES) ON FIXED MATURITIES

                                                                    FOR THE YEARS ENDED
                                                                       DECEMBER 31,
                                                                   ---------------------
                                                                   1997    1996    1995
                                                                   -----   -----   -----
Gross unrealized capital gains...................................  $ 371   $ 386   $ 529
Gross unrealized capital losses..................................    (80)   (341)   (569)
Unrealized capital (gains) losses credited to policyholders......    (30)    (11)    (52)
                                                                   -----   -----   -----
Net unrealized capital gains (losses)............................    261      34     (92)
Deferred income tax expense (benefit)............................     91      12     (34)
                                                                   -----   -----   -----
Net unrealized capital gains (losses), net of tax................    170      22     (58)
Balance -- beginning of year.....................................     22     (58)   (648)
                                                                   -----   -----   -----
Net change in unrealized capital gains (losses) on fixed
 maturities......................................................  $ 148   $  80   $ 590
                                                                   -----   -----   -----
                                                                   -----   -----   -----

(E) FIXED MATURITY INVESTMENTS

                                                                                 AS OF DECEMBER 31, 1997
                                                                   ---------------------------------------------------
                                                                                   GROSS         GROSS
                                                                   AMORTIZED    UNREALIZED    UNREALIZED
                                                                      COST         GAINS        LOSSES      FAIR VALUE
                                                                   ----------   -----------   -----------   ----------
U.S. gov't and gov't agencies and authorities
 (guaranteed and sponsored)......................................    $   217       $  3          $ (1)        $   219
U.S. gov't and gov't agencies and authorities
 (guaranteed and sponsored) -- asset backed......................      1,175         64           (35)          1,204
States, municipalities and political subdivisions................        211          7            (1)            217
International governments........................................        376         20            (3)            393
Public utilities.................................................        871         26            (3)            894
All other corporate including international......................      5,033        200           (25)          5,208
All other corporate -- asset backed..............................      4,091         41            (8)          4,124
Short-term investments...........................................      1,318         --            --           1,318
Certificates of deposit..........................................        593         10            (4)            599
                                                                   ----------     -----         -----       ----------
    Total fixed maturities.......................................    $13,885       $371          $(80)        $14,176
                                                                   ----------     -----         -----       ----------
                                                                   ----------     -----         -----       ----------

                                                                                 AS OF DECEMBER 31, 1996
                                                                   ---------------------------------------------------
                                                                                   GROSS         GROSS
                                                                   AMORTIZED    UNREALIZED    UNREALIZED
                                                                      COST         GAINS        LOSSES      FAIR VALUE
                                                                   ----------   -----------   -----------   ----------
U.S. gov't and gov't agencies and authorities
 (guaranteed and sponsored)......................................    $   166       $ 12          $ (3)        $   175
U.S. gov't and gov't agencies and authorities
 (guaranteed and sponsored) -- asset backed......................      1,970        161          (128)          2,003
States, municipalities and political subdivisions................        373          6           (11)            368
International governments........................................        281         12            (4)            289
Public utilities.................................................        877         12            (8)            881
All other corporate including international......................      4,656        120          (107)          4,669
All other corporate -- asset backed..............................      3,601         49           (59)          3,591
Short-term investments...........................................      1,655         14           (21)          1,648
                                                                   ----------     -----       -----------   ----------
    Total fixed maturities.......................................    $13,579       $386          $(341)       $13,624
                                                                   ----------     -----       -----------   ----------
                                                                   ----------     -----       -----------   ----------

    The amortized cost and estimated fair value of fixed maturity investments at December 31, 1997 by estimated maturity year are shown below. Expected maturities differ from contractual maturities due to call or prepayment provisions. Asset backed securities, including MBS and CMO's, are distributed to maturity year based on the Company's estimates of the rate of future prepayments of principal over the remaining lives of the securities. These estimates are developed using prepayment speeds provided in broker consensus data. Such estimates are derived from prepayment speeds experienced at the interest rate levels projected for the applicable underlying collateral and can be expected to vary from actual experience.

                                    MATURITY

                                            AMORTIZED
                                              COST      FAIR VALUE
                                           -----------  -----------
One year or less.........................   $   2,838    $   2,867
Over one year through five years.........       5,528        5,595
Over five years through ten years........       3,094        3,156
Over ten years...........................       2,425        2,558
                                           -----------  -----------
    Total................................   $  13,885    $  14,176
                                           -----------  -----------
                                           -----------  -----------

--------------------------------------------------------------------------------

    Sales of fixed maturities, excluding short-term fixed maturities, for the years ended December 31, 1997, 1996 and 1995 resulted in proceeds of $4.2 billion, $3.5 billion and $4.8 billion, gross realized capital gains of $169, $87 and $91, gross realized capital losses (including writedowns) of $176, $298 and $72, respectively. Sales of equity security investments for the years ended December 31, 1997, 1996 and 1995 resulted in proceeds of $132, $74 and $64, gross realized capital gains of $12, $2 and $28 and gross realized capital losses of $0, $0 and $59, respectively.

(F) CONCENTRATION OF CREDIT RISK

    Excluding investments in U.S. government and agencies, the Company has not invested in the securities of a single issuer in amounts greater than 10% of stockholder's equity at December 31, 1997.

(G) DERIVATIVE INSTRUMENTS

    The Company utilizes a variety of derivative instruments, including swaps, caps, floors, forwards and exchange traded futures and options, in accordance with Company policy and in order to achieve one of three Company approved objectives: to hedge risk arising from interest rate, price or currency exchange rate volatility; to manage liquidity; or, to control transactions costs. The Company utilizes derivative instruments to manage market risk through four principal risk management strategies: hedging anticipated transactions, hedging liability instruments, hedging invested assets and hedging portfolios of assets and/or liabilities. The Company does not trade in these instruments for the express purpose of earning trading profits.
    The Company maintains a derivatives counterparty exposure policy which establishes market-based credit limits, favors long-term financial stability and creditworthiness, and typically requires credit enhancement/credit risk reducing agreements. Credit risk is measured as the amount owed to the Company based on current market conditions and potential payment obligations between the Company and its counterparties. Credit exposures are quantified weekly and netted, and collateral is pledged to or held by the Company to the extent the current value of derivatives exceed exposure policy thresholds.

    The Company's derivative program is monitored by an internal compliance unit and is reviewed by senior management and Hartford Life's Finance Committee. Notional amounts, which represent the basis upon which pay or receive amounts are calculated and are not reflective of credit risk, pertaining to derivative financial instruments (excluding the Company's guaranteed separate account derivative investments), totaled $6.5 billion and $9.9 billion ($4.6 billion and $7.4 billion related to the Company's investments, $1.9 billion and $2.5 billion on the Company's liabilities) at December 31, 1997 and 1996, respectively.

    The table below provides a summary of derivative instruments held by the Company at December 31, 1997 and 1996, segregated by major investment and liability category:

                                                          1997 -- AMOUNT HEDGED (NOTIONAL AMOUNTS)
                                     ----------------------------------------------------------------------------------
                                                           PURCHASED
                                                             CAPS,                                FOREIGN
                                      TOTAL      ISSUED      FLOORS                   INTEREST    CURRENCY     TOTAL
                                     CARRYING    CAPS &       AND        FUTURES        RATE       SWAPS      NOTIONAL
           ASSETS HEDGED              VALUE      FLOORS     OPTIONS        (2)         SWAPS        (3)        AMOUNT
-----------------------------------  --------   --------   ----------   ----------   ----------   --------   ----------
Asset backed securities (excluding
 inverse floaters and
 anticipatory).....................  $  5,253   $    500   $ 1,404      $    28      $      221     $--       $ 2,153
Inverse floaters (1)...............        75         47        80           --              25      --           152
Anticipatory (4)...................        --         --        --           --              --      --            --
Other bonds and notes..............     7,531        462       460           22           1,258      91         2,293
Short-term investments.............     1,317         --        --           --              --      --            --
                                     --------   --------   ----------       ---      ----------     ---      ----------
    Total fixed maturities.........    14,176      1,009     1,944           50           1,504      91         4,598
Equity securities, policy loans and
 other investments.................     3,983         --        --           --              --      --            --
                                     --------   --------   ----------       ---      ----------     ---      ----------
    Total investments..............  $ 18,159   $  1,009   $ 1,944      $    50      $    1,504     $91       $ 4,598
    Long term debt.................        --         --        --           --              --      --            --
    Other policy claims............        --         10       150           --           1,747      --         1,907
                                     --------   --------   ----------       ---      ----------     ---      ----------
  Total derivatives -- notional
   value...........................             $  1,019   $ 2,094      $    50      $    3,251     $91       $ 6,505
                                     --------   --------   ----------       ---      ----------     ---      ----------
Total derivatives -- fair value....             $     (8)  $    23      $    --      $       19     $(6)      $    28
                                     --------   --------   ----------       ---      ----------     ---      ----------
                                     --------   --------   ----------       ---      ----------     ---      ----------

--------------------------------------------------------------------------------

                                                      1996 --AMOUNT HEDGED (NOTIONAL AMOUNTS)
                                     --------------------------------------------------------------------------
                                                                                              FOREIGN
                                      TOTAL    ISSUED    PURCHASED                 INTEREST   CURRENCY   TOTAL
                                     CARRYING  CAPS &   CAPS, FLOORS                 RATE      SWAPS    NOTIONAL
           ASSETS HEDGED              VALUE    FLOORS   AND OPTIONS   FUTURES (2)    SWAPS      (3)     AMOUNT
-----------------------------------  --------  -------  ------------  -----------  ---------  --------  -------
Asset backed securities (excluding
 inverse floaters and
 anticipatory).....................  $  5,242  $   500    $   2,454       $  --     $    941    $  --   $3,895
Inverse floaters (1)...............       352       98          856          --          346       --    1,300
Anticipatory (4)...................        --       --           --         132           --       --      132
Other bonds and notes..............     7,369      425          440           5        1,079      125    2,074
Short-term investments.............       661       --           --          --           --       --       --
                                     --------  -------  ------------      -----    ---------  --------  -------
    Total fixed maturities.........    13,624    1,023        3,750         137        2,366      125    7,401
Equity securities, policy loans and
 other investments.................     4,011       --           --          --           19       --       19
                                     --------  -------  ------------      -----    ---------  --------  -------
    Total investments..............  $ 17,635  $ 1,023    $   3,750       $ 137     $  2,385    $ 125   $7,420
    Long term debt.................        --       --           --          --           --       --       --
    Other policy claims............        --       10          150          --        2,351       --    2,511
                                     --------  -------  ------------      -----    ---------  --------  -------
    Total derivatives -- notional
     value.........................            $ 1,033    $   3,900       $ 137     $  4,736    $ 125   $9,931
                                     --------  -------  ------------      -----    ---------  --------  -------
    Total derivatives -- fair
     value.........................            $   (10)   $      38       $  --     $      2    $  (9 ) $   21
                                     --------  -------  ------------      -----    ---------  --------  -------
                                     --------  -------  ------------      -----    ---------  --------  -------

---------

    (1) Inverse floaters are variations of collateralized mortgage obligations ("CMO's") for which the coupon rates move inversely with an index rate such as the London interbank offered rate ("LIBOR"). The risk to principal is considered negligible as the underlying collateral for the securities is guaranteed or sponsored by government agencies. To address the volatility risk created by the coupon variability, the Company uses a variety of derivative instruments, primarily interest rate swaps, caps and floors.

    (2) As of December 31, 1997 and 1996, over 44% and 39% , respectively, of the notional futures contracts expire within one year.

    (3) As of December 31, 1997 and 1996, over 16% and 42%, respectively, of foreign currency swaps expire within one year; the balance matures over the succeeding 9 years.

    (4) Deferred gains and losses on anticipatory transactions are included in the carrying value of fixed maturities in the Consolidated Balance Sheets. At the time of the ultimate purchase, they are reflected as a basis adjustment to the purchased asset. At December 31, 1997, the Company had $0 deferred gains and losses. At December 31, 1996, the Company had $0.9 in net deferred gains for futures, interest rate swaps and purchased options of which $2.0 was basis adjusted in 1997.

    The following is a reconciliation of notional amounts by derivative type and strategy as of December 31, 1997 and 1996:

                                             DECEMBER 31, 1996               MATURITIES/    DECEMBER 31, 1997
                                              NOTIONAL AMOUNT    ADDITIONS TERMINATIONS (1)  NOTIONAL AMOUNT
                                             -----------------   -------- ----------------- -----------------
BY DERIVATIVE TYPE
Caps.........................................      $1,755         $   14       $  530            $1,239
Floors.......................................       3,168             28        1,332             1,864
Swaps/Forwards...............................       4,861            941        2,460             3,342
Futures......................................         137            131          218                50
Options......................................          10             --           --                10
                                                 -------         --------     -------           -------
    Total....................................      $9,931         $1,114       $4,540            $6,505
                                                 -------         --------     -------           -------
BY STRATEGY
Liability....................................      $2,511         $  191       $  795            $1,907
Anticipatory.................................         132              4          136                --
Asset........................................       2,112            739        1,046             1,805
Portfolio....................................       5,176            180        2,563             2,793
                                                 -------         --------     -------           -------
    Total....................................      $9,931         $1,114       $4,540            $6,505
                                                 -------         --------     -------           -------
                                                 -------         --------     -------           -------

---------

(1) During 1997, the Company had no significant gains or losses on terminations of hedge positions using derivative financial instruments.

--------------------------------------------------------------------------------

 5. FAIR VALUE OF FINANCIAL INSTRUMENTS

    Statement of Financial Accounting Standards No. 107 "Disclosure about Fair Value of Financial Instruments" requires disclosure of fair value information of financial instruments. For certain financial instruments where quoted market prices are not available, other independent valuation techniques and assumptions are used. Because considerable judgment is used, these estimates are not necessarily indicative of amounts that could be realized in a current market exchange. SFAS No. 107 excludes certain financial instruments from disclosure, including insurance contracts.

    For cash, short-term investments, accounts receivable, policy loans, mortgage loans and other liabilities, carrying amounts on the Consolidated Balance Sheets approximate fair value.

    Fair value for fixed maturities and marketable equity securities are based upon quoted market prices. Fair value for securities that are not publicly traded are analytically determined. These amounts are disclosed in Note 4 of Notes to Consolidated Financial Statements.

    The fair value of derivative financial instruments, including swaps, caps, floors, futures, options and forward commitments, is determined using a pricing model which is validated through quarterly comparison to dealer quoted prices. Amounts are disclosed in Note 4 of Notes to Consolidated Financial Statements.

    Fair value for partnerships and trusts are based on external market valuations from partnership and trust management.

    Other policy claims and benefits payable fair value information is determined by estimating future cash flows, discounted at the current market rate.

    The carrying amount and fair values of the Company's financial instruments at December 31, 1997 and 1996 were as follows:

                                                                1997                1996
                                                         ------------------  ------------------
                                                         CARRYING    FAIR    CARRYING    FAIR
                                                          AMOUNT     VALUE    AMOUNT     VALUE
                                                         ---------  -------  ---------  -------
ASSETS
  Fixed maturities.....................................   $ 14,176  $14,176   $ 13,624  $13,624
  Equity securities....................................        180      180        119      119
  Policy loans.........................................      3,756    3,756      3,836    3,836
  Mortgage loans.......................................         --       --          2        2
  Investments in partnerships, trusts and other........         47       91         54      104
LIABILITIES
  Other policy benefits................................   $ 11,769  $11,755   $ 11,707  $11,469

 6. SEPARATE ACCOUNTS

    The Company maintained separate account assets and liabilities totaling $69.1 billion and $49.7 billion at December 31, 1997 and 1996, respectively, which are reported at fair value. Separate account assets are segregated from other investments and net investment income and net realized capital gains and losses accrue directly to the policyholder. Separate accounts reflect two categories of risk assumption: non-guaranteed separate accounts totaling $58.6 billion and $39.4 billion at December 31, 1997 and 1996, respectively, wherein the policyholder assumes the investment risk, and guaranteed separate accounts totaling $10.5 and $10.3 billion at December 31, 1997 and 1996, respectively, wherein the Company contractually guarantees either a minimum return or account value to the policyholder. Included in the non-guaranteed category were policy loans totaling $1.9 billion and $2.0 billion at December 31, 1997 and 1996, respectively. Net investment income (including net realized capital gains and losses) and interest credited to policyholders on separate account assets are not reflected in the Consolidated Statements of Income.

    Separate account management fees were $699, $538 and $387 in 1997, 1996 and 1995, respectively. The guaranteed separate accounts include fixed market value adjusted individual annuity and modified guaranteed life insurance. The average credited interest rate on these contracts was 6.52% at December 31, 1997. The assets that support these liabilities were comprised of $10.2 billion in fixed maturities as of December 31, 1997. The portfolios are segregated from other investments and are managed to minimize liquidity and interest rate risk. In order to minimize the risk of disintermediation associated with early withdrawals, fixed MVA annuity and modified guaranteed life insurance contracts carry a graded surrender charge as well as a market value adjustment. Additional investment risk is hedged using a variety of derivatives which totaled $119 in carrying value and $3.0 billion in notional amounts as of December 31, 1997.

--------------------------------------------------------------------------------

 7. INCOME TAX

    Hartford Life and The Hartford have entered into a tax sharing agreement under which each member in the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain adjustments, generally will be determined as though the Company were filing separate Federal, state and local income tax returns.

    As long as The Hartford continues to beneficially own, directly or indirectly, at least 80% of the combined voting power and 80% of the value of the outstanding capital stock of Hartford Life, the Company will be included for Federal income tax purposes in the affiliated group of which The Hartford is the common parent. To the extent allowed by law, it is the intention of The Hartford and its subsidiaries to continue to file a single consolidated Federal income tax return. The Company will continue to remit (receive from) The Hartford a current income tax provision (benefit) computed in accordance with such tax sharing agreement. The Company's effective tax rate was 36%, 35% and 32% in 1997, 1996 and 1995, respectively.

    Income tax expense is as follows:

                                                    FOR THE YEARS ENDED
                                                       DECEMBER 31,
                                                 -------------------------
                                                 1997     1996       1995
                                                 ----    ------     ------
Current......................................    $119    $  122     $  211
Deferred.....................................      48      (102)      (149)
                                                 ----    ------     ------
  Income tax expense.........................    $167    $   20     $   62
                                                 ----    ------     ------
                                                 ----    ------     ------

    A reconciliation of the tax provision at the U.S. Federal statutory rate to the provision for income taxes is as follows:

                                              FOR THE YEARS ENDED DECEMBER 31,
                                             -----------------------------------
                                               1997        1996         1995
                                             ---------     -----        -----
Tax provision at the U.S. Federal statutory
 rate......................................  $     164   $      20    $      67
Tax-exempt income..........................         --          --           (3)
Foreign tax credit.........................         --          --           (4)
Other......................................          3          --            2
                                             ---------         ---          ---
  Total....................................  $     167   $      20    $      62
                                             ---------         ---          ---
                                             ---------         ---          ---

    Deferred tax assets include the following at December 31:

                                                     1997       1996
                                                   ---------  ---------
Tax return deferred acquisition costs............  $     639  $     514
Financial statement deferred acquisition costs
 and reserves....................................       (366)      (242)
Employee benefits................................          5          8
Net unrealized capital gains on securities.......        (96)       (16)
Investments and other............................        166        210
                                                   ---------  ---------
  Total..........................................  $     348  $     474
                                                   ---------  ---------
                                                   ---------  ---------

    Income taxes paid were $9, $189 and $162 in 1997, 1996 and 1995, respectively. The Company had a current tax payment of $27 due to The Hartford at December 31, 1997 and a tax refund due from The Hartford of $72 at December 31, 1996.

    Prior to the Tax Reform Act of 1984, the Life Insurance Company Income Tax Act of 1959 permitted the deferral from taxation of a portion of statutory income under certain circumstances. In these situations, the deferred income was accumulated in a "Policyholders' Surplus Account" and will be taxable in the future only under conditions which management considers to be remote; therefore, no Federal income taxes have been provided on this deferred income. The balance for tax return purposes of the Policyholders' Surplus Account as of December 31, 1997 was $37.

 8. POSTRETIREMENT BENEFIT AND SAVINGS PLANS

(A) PENSION PLANS

    The Company's employees are included in The Hartford's noncontributory defined benefit pension plans. These plans provide pension benefits that are based on years of service and the employee's compensation during the last ten years of employment. The Company's funding policy is to contribute annually an amount between the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974, as amended, and the maximum amount that can be deducted for U.S. Federal income tax purposes. Generally, pension costs are funded through the purchase of the Company's group pension contracts. The cost to the Company was approximately $5, $5 and $2 in 1997, 1996 and 1995, respectively.

    The Company also provides, through The Hartford, certain health care and life insurance benefits for eligible retired employees. A substantial portion of the Company's employees may become eligible for these benefits upon retirement. The Company's contribution for health care benefits will depend on the retiree's date of retirement and years of service. In addition, the plan has a defined dollar cap which limits average Company contributions. The Company has prefunded a portion of the health care and life insurance obligations through trust funds where such prefunding can be accomplished on a tax effective basis. Postretirement health care and life insurance benefits expense, allocated by The Hartford, was immaterial to the results of operations for 1997, 1996 and 1995, respectively.

    The assumed rate in the per capita cost of health care (the health care trend rate) was 8.5% for 1997, decreasing ratably to 6.0% in the year 2001. Increasing the health care trend rates by one percent per year would have an immaterial impact on the accumulated postretirement benefit obligation and the annual expense. To the extent that the actual experience differs from the inherent assumptions,

--------------------------------------------------------------------------------

the effect will be amortized over the average future service of covered employees.

(B) INVESTMENT AND SAVINGS PLAN
Substantially all employees of the Company are eligible to participate in The Hartford's Investment and Savings Plan. Under this plan, designated contributions, which may be invested in Class A Common Stock of Hartford Life or certain other investments, are matched, up to 3% of compensation, by the Company. The cost to the Company for the above-mentioned plans was approximately $2 in 1997.

 9. STOCK COMPENSATION PLANS

    During the second quarter of 1997, Hartford Life adopted the 1997 HLI Incentive Stock Plan (the "Plan"). Under the Plan, options granted may be either non-qualified options or incentive stock options qualifying under Section 422A of the Internal Revenue Code. The aggregate number of shares of Class A Common Stock which may be awarded in any one year shall be subject to an annual limit. The maximum number of shares of Class A Common Stock which may be granted under the Plan in each year shall be 1.5% of the total issued and outstanding shares of Hartford Life Class A Common Stock and treasury stock as reported in the Annual Report on Hartford Life's Form 10-K for the preceding year plus unused portions of such limit from prior years. In addition, no more than 5,000,000 shares of Class A Common Stock shall be cumulatively available for awards of incentive stock options under the Plan, and no more than 20% of the total number of shares on a cumulative basis shall be available for restricted stock and performance shares.

    All options granted have an exercise price equal to the market price of Hartford Life's stock on the date of grant and an option's maximum term is ten years. Certain nonperformance based options become exercisable upon the attainment of specified market price appreciation of Hartford Life's common shares or at seven years after the date of grant, while the remaining nonperformance based options become exercisable over a three year period commencing with the date of grant.

    Also included in the Plan are long term performance awards which become payable upon the attainment of specific performance goals achieved over a three year period.

    During the second quarter of 1997, Hartford Life established the HLI Employee Stock Purchase Plan ("ESPP"). Under this plan, eligible employees of Hartford Life and the Company may purchase Class A Common Stock of Hartford Life at a 15% discount from the lower of the market price at the beginning or end of the quarterly offering period. Hartford Life may sell up to 2,700,000 shares of stock to eligible employees. Hartford Life sold 54,316 shares under the ESPP in 1997.

 10. REINSURANCE

    The Company cedes insurance to other insurers, including its parent HLA, in order to limit its maximum loss. Such transfer does not relieve the Company of its primary liability. The Company also assumes insurance from other insurers. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk.

    Net premiums and other considerations were comprised of the following:

                                                   FOR THE YEARS ENDED DECEMBER 31,
                                                 -------------------------------------
                                                   1997          1996          1995
                                                 ---------     ---------     ---------
Gross premiums...............................     $  2,164      $  2,138      $  1,545
Assumed......................................          159           190           591
Ceded........................................         (686)         (623)         (649)
                                                 ---------     ---------     ---------
  Net premiums and other considerations......     $  1,637      $  1,705      $  1,487
                                                 ---------     ---------     ---------
                                                 ---------     ---------     ---------

    The Company ceded approximately $76, $100 and $101 of group life premium in 1997, 1996 and 1995, respectively, representing $33.6 billion, $33.3 billion and $32.3 billion of insurance in force, respectively. The Company ceded $339, $318 and $320 of accident and health premium to HLA in 1997, 1996 and 1995, respectively. The Company assumed $89, $101 and $103 of premium in 1997, 1996 and 1995, respectively, representing $8.2 billion, $8.5 billion and $8.5 billion of individual life insurance in force, respectively, from HLA.

    Life reinsurance recoveries, which reduce death and other benefits, approximated $158, $140 and $220 for the years ended December 31, 1997, 1996 and 1995, respectively.

    As of December 31, 1997, the Company had reinsurance recoverables of $5.0 billion from Mutual Benefit Life Assurance Corporation ("Mutual Benefit"), supported by assets in a security trust of $5.0 billion (including policy loans and accrued interest of $4.5 billion). The risk of Mutual Benefit becoming insolvent is mitigated by the reinsurance agreement's requirement that the assets be kept in a security trust with the Company as sole beneficiary. The Company has no other significant reinsurance-related concentrations of credit risk.

 11. RELATED PARTY TRANSACTIONS

    Transactions of the Company with HA&I and its affiliates relate principally to tax settlements, reinsurance, insurance coverage, rental and service fees, payment of dividends and capital contributions. In addition, certain affiliated insurance companies purchased group annuity contracts from the Company to fund pension costs and claim annuities to settle casualty claims. Substantially all general insurance expenses related to the Company, including rent and employee benefit plan expenses, are initially paid by The Hartford. Direct expenses are allocated to the Company using specific identification, and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which,

--------------------------------------------------------------------------------

depending on type, are allocated based on either a percentage of direct expenses or on utilization. Indirect expenses allocated to the Company by The Hartford were $34, $40, and $45 in 1997, 1996 and 1995, respectively. Management believes that the methods used are reasonable.

    The rent paid to Hartford Fire for space occupied by the Company was $7 in 1997, and $3 in 1996 and 1995. The Company expects to pay annual rent of $7 in 1998 and 1999, respectively, $12 in 2000 and 2001, respectively, $13 in 2002 and $87 thereafter, over the remaining term of the sublease, which expires on December 31, 2009. Rental expense is recognized over a level basis over the term of the sublease and amounted to approximately $9 in 1997 and $8 in 1996 and 1995.

 12. STATUTORY RESULTS

    The domestic insurance subsidiaries of Hartford Life prepare their statutory financial statements in accordance with accounting practices prescribed by the State of Connecticut Insurance Department. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations, and general administrative rules.

                                                    FOR THE YEARS ENDED
                                                        DECEMBER 31,
                                                 --------------------------
                                                  1997      1996      1995
                                                 ------    ------    ------
Statutory net income.........................    $  214    $  144    $  112
                                                 ------    ------    ------
Statutory surplus............................    $1,441    $1,207    $1,125
                                                 ------    ------    ------
                                                 ------    ------    ------

    A significant percentage of the consolidated statutory surplus is permanently reinvested or is subject to various state regulatory restrictions which limit the payment of dividends without prior approval. The total amount of statutory dividends which may be paid by the insurance subsidiaries of the Company in 1998 is estimated to be $144.

 13. COMMITMENTS AND CONTINGENT LIABILITIES

(A) LITIGATION

    The Company is involved in pending and threatened litigation in the normal course of its business in which claims for monetary and punitive damages have been asserted. Although there can be no assurances, management, at the present time, does not anticipate that the ultimate liability arising from such pending or threatened litigation will have a material effect on the financial condition or operating results of the Company.

(B) GUARANTY FUNDS

    Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Recent regulatory actions against certain large life insurers encountering financial difficulty have prompted various state insurance guaranty associations to begin assessing life insurance companies for the deemed losses. Most of these laws do provide, however, that an assessment may be excused or deferred if it would threaten an insurer's solvency and further provide annual limits on such assessments. A large part of the assessments paid by the Company's insurance subsidiaries pursuant to these laws may be used as credits for a portion of the Company's insurance subsidiaries' premium taxes. The Company paid guaranty fund assessments of approximately $15, $11 and $10 in 1997, 1996 and 1995, respectively, of which $4, $5, and $6 were estimated to be creditable against premium taxes.

 14. BUSINESS SEGMENT INFORMATION

    The Company, along with its parent, sells financial products such as fixed and variable annuities, retirement plan services, and life and disability insurance on both an individual and a group basis. The Company divides its core businesses into three segments: Annuity, Individual Life Insurance, and Employee Benefits. The Company also maintains a Guaranteed Investment Contracts segment, which is primarily comprised of guaranteed rate contract business written prior to 1995 and a Corporate Operation. The Annuity segment offers individual variable annuities and fixed market value adjusted annuities, deferred compensation and retirement plan services, mutual funds, investment management services and other financial products. The Individual Life Insurance segment sells a variety of individual life insurance products, including variable life, universal life, interest-sensitive whole life, and term life policies. The Employee Benefits segment sells group insurance products, including group life, group short and long-term disability and corporate owned life insurance, and engages in certain international operations. The Guaranteed Investment Contracts segment sells a limited amount of guaranteed investment contracts and contains Closed Book GRC. Through its Corporate Operation, the Company reports items that are not directly allocable to any of its business segments. Included in the Corporate Operation are unallocated income and expense and certain other items not directly allocable to any segment. Net realized capital gains and losses are recognized in the period of realization, but are allocated to the segments utilizing durations of the segment portfolios.

--------------------------------------------------------------------------------

    The following table outlines revenues, operating income and assets by business segment:

                                                            FOR THE YEARS ENDED DECEMBER 31,
                                                           ----------------------------------
                                                             1997         1996         1995
                                                           --------     --------     --------
REVENUES
  Annuity..............................................    $  1,269     $    968     $    759
  Individual Life Insurance............................         487          440          383
  Employee Benefits....................................         972        1,366        1,273
  Guaranteed Investment Contracts......................         241           34          337
  Corporate Operation..................................          40           81           52
                                                           --------     --------     --------
    Total revenues.....................................    $  3,009     $  2,889     $  2,804
                                                           --------     --------     --------
                                                           --------     --------     --------
INCOME (LOSS) BEFORE INCOME TAX EXPENSE (BENEFIT)
  Annuity..............................................    $    317     $    226     $    171
  Individual Life Insurance............................          85           68           56
  Employee Benefits....................................          53           44           37
  Guaranteed Investment Contracts......................          --         (346)        (103)
  Corporate Operation..................................          14           66           30
                                                           --------     --------     --------
    Total income before income tax expense.............    $    469     $     58     $    191
                                                           --------     --------     --------
                                                           --------     --------     --------
ASSETS
  Annuity                                                  $ 69,152     $ 52,877     $ 39,732
  Individual Life Insurance............................       4,918        3,753        3,173
  Employee Benefits....................................      18,196       14,708       13,494
  Guaranteed Investment Contracts......................       3,347        4,533        6,069
  Corporate Operation..................................       2,343        1,891        1,729
                                                           --------     --------     --------
    Total assets.......................................    $ 97,956     $ 77,762     $ 64,197
                                                           --------     --------     --------
                                                           --------     --------     --------

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------

   SCHEDULE I -- SUMMARY OF INVESTMENTS OTHER THAN INVESTMENTS IN AFFILIATES
                            AS OF DECEMBER 31, 1997
                                 (IN MILLIONS)

                                                                   AMOUNT AT
                                                                     WHICH
                                                         FAIR       SHOWN ON
TYPE OF INVESTMENT                              COST     VALUE   BALANCE SHEET
---------------------------------------------  -------  -------  --------------
Fixed Maturities
Bonds and Notes
  U. S. gov't and gov't agencies and
   authorities (guaranteed and sponsored)      $   217  $   219     $   219
  U. S. gov't and gov't agencies and
   authorities (guaranteed and sponsored) --
   asset-backed..............................    1,175    1,204       1,204
  States, municipalities and political
   subdivisions..............................      211      217         217
  International governments..................      376      393         393
  Public utilities...........................      871      894         894
  All other corporate including
   international.............................    5,033    5,208       5,208
  All other corporate -- asset-backed........    4,091    4,124       4,124
  Short-term investments.....................    1,318    1,318       1,318
Certificates of deposit......................      593      599         599
                                               -------  -------     -------
Total fixed maturities.......................   13,885   14,176      14,176
                                               -------  -------     -------
Equity Securities
Common Stocks
  Public utilities...........................       --       --          --
  Banks, trusts and insurance companies......       --       --          --
  Industrial and miscellaneous...............      166      180         180
  Nonredeemable preferred stocks.............       --       --          --
                                               -------  -------     -------
Total equity securities......................      166      180         180
                                               -------  -------     -------
Total fixed maturities and equity
 securities..................................   14,051   14,356      14,356
                                               -------  -------     -------
Real Estate..................................       --       --          --
Other Investments
  Mortgage loans on real estate..............       --       --          --
  Policy loans...............................    3,756    3,756       3,756
  Investments in partnerships, trusts and
   other.....................................       47       91          47
                                               -------  -------     -------
Total other investments......................    3,803    3,847       3,803
                                               -------  -------     -------
Total investments............................  $17,854  $18,203     $18,159
                                               -------  -------     -------
                                               -------  -------     -------

                                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------

              SCHEDULE III -- SUPPLEMENTARY INSURANCE INFORMATION
              FOR THE YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995
                                 (IN MILLIONS)

                                                              FUTURE
                                                              POLICY
                                                             BENEFITS,
                                                              UNPAID       OTHER
                                                DEFERRED      CLAIMS       POLICY
                                                 POLICY      AND CLAIM   CLAIMS AND      PREMIUMS          NET
                                               ACQUISITION   ADJUSTMENT   BENEFITS       AND OTHER      INVESTMENT
SEGMENT                                           COSTS      EXPENSES     PAYABLE     CONSIDERATIONS     INCOME
---------------------------------------------  -----------   ---------   ----------   ---------------   ---------

1997
Annuity......................................    $2,478       $2,070      $ 6,838         $  769         $  500
Individual Life Insurance....................       837          392        2,182            323            164
Employee Benefits............................        --          780        9,232            541            431
Guaranteed Investment Contracts..............        --           --        2,782              2            239
Corporate Operation..........................        --           28           --              2             34
                                               -----------   ---------   ----------       ------        ---------
Consolidated operations......................    $3,315       $3,270      $21,034         $1,637         $1,368
                                               -----------   ---------   ----------       ------        ---------
                                               -----------   ---------   ----------       ------        ---------

1996
Annuity......................................    $2,030       $1,526      $ 6,016         $  535         $  433
Individual Life Insurance....................       730          346        2,160            287            153
Employee Benefits............................        --          574        9,834            881            485
Guaranteed Investment Contracts..............        --           --        4,124              2            251
Corporate Operation..........................        --           28           --             --             75
                                               -----------   ---------   ----------       ------        ---------
Consolidated operations......................    $2,760       $2,474      $22,134         $1,705         $1,397
                                               -----------   ---------   ----------       ------        ---------
                                               -----------   ---------   ----------       ------        ---------

1995
Annuity......................................    $1,561       $1,314      $ 5,661         $  319         $  400
Individual Life Insurance....................       615          706        1,932            246            137
Employee Benefits............................        12          325        9,285            922            351
Guaranteed Investment Contracts..............        --           28        5,720             --            377
Corporate Operation..........................        --           --           --             --             63
                                               -----------   ---------   ----------       ------        ---------
Consolidated operations......................    $2,188       $2,373      $22,598         $1,487         $1,328
                                               -----------   ---------   ----------       ------        ---------
                                               -----------   ---------   ----------       ------        ---------


                                                   NET        BENEFITS,    AMORTIZATION
                                                REALIZED     CLAIMS AND     OF DEFERRED
                                                 CAPITAL        CLAIM         POLICY
                                                  GAINS      ADJUSTMENT     ACQUISITION    DIVIDENDS TO     OTHER
SEGMENT                                         (LOSSES)      EXPENSES         COSTS       POLICYHOLDERS   EXPENSES
---------------------------------------------  -----------   -----------   -------------   -------------  ----------
1997
Annuity......................................    $  --         $  445          $250            $ --         $  257
Individual Life Insurance....................       --            242            83              --             77
Employee Benefits............................       --            425             2             240            252
Guaranteed Investment Contracts..............       --            232            --              --              9
Corporate Operation..........................        4             35            --              --             (9)
                                               -----------   -----------      -----           -----          -----
Consolidated operations......................    $   4         $1,379          $335            $240         $  586
                                               -----------   -----------      -----           -----          -----
                                               -----------   -----------      -----           -----          -----
1996
Annuity......................................    $  --         $  412          $174            $ --         $  156
Individual Life Insurance....................       --            245            59              --             68
Employee Benefits............................       --            546            --             635            141
Guaranteed Investment Contracts..............     (219)           332             1              --             47
Corporate Operation..........................        6             --            --              --             15
                                               -----------   -----------      -----           -----          -----
Consolidated operations......................    $(213)        $1,535          $234            $635         $  427
                                               -----------   -----------      -----           -----          -----
                                               -----------   -----------      -----           -----          -----
1995
Annuity......................................    $  --         $  317          $117            $ --         $  114
Individual Life Insurance....................       --            203            70              --             54
Employee Benefits............................       --            424            --             675            137
Guaranteed Investment Contracts..............       --            453            12              --             15
Corporate Operation..........................      (11)            25            --              --             (3)
                                               -----------   -----------      -----           -----          -----
Consolidated operations......................    $ (11)        $1,422          $199            $675         $  317
                                               -----------   -----------      -----           -----          -----
                                               -----------   -----------      -----           -----          -----

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------

                           SCHEDULE IV -- REINSURANCE
                                 (IN MILLIONS)

                                                                 CEDED TO      ASSUMED FROM               PERCENTAGE
                                                     GROSS        OTHER           OTHER         NET        OF AMOUNT
                                                     AMOUNT     COMPANIES       COMPANIES      AMOUNT   ASSUMED TO NET
                                                    --------  --------------  --------------  --------  ---------------
For the year ended December 31, 1997
Life insurance in force...........................  $245,487     $ 178,771       $  33,156    $ 99,872        33.2%
Insurance revenues
  Life insurance and annuities....................     1,818           340             157       1,635         9.6%
  Accident and health insurance...................       346           346               2           2       100.0%
                                                    --------  --------------       -------    --------
Total insurance revenues..........................  $  2,164     $     686       $     159    $  1,637         9.7%
                                                    --------  --------------       -------    --------
                                                    --------  --------------       -------    --------
For the year ended December 31, 1996
  Life insurance in force.........................  $177,094     $ 106,146       $  31,957    $102,905        31.1%
Insurance revenues
  Life insurance and annuities....................     1,801           298             169       1,672        10.1%
  Accident and health insurance...................       337           325              21          33        63.6%
                                                    --------  --------------       -------    --------
Total insurance revenues..........................  $  2,138     $     623       $     190    $  1,705        11.1%
                                                    --------  --------------       -------    --------
                                                    --------  --------------       -------    --------
For the year ended December 31, 1995
  Life insurance in force.........................  $182,716     $ 112,774       $  26,996    $ 96,938        27.8%
Insurance revenues
  Life insurance and annuities....................     1,232           325             574       1,481        38.8%
  Accident and health insurance...................       313           324              17           6       283.3%
                                                    --------  --------------       -------    --------
Total insurance revenues..........................  $  1,545     $     649       $     591    $  1,487        39.7%
                                                    --------  --------------       -------    --------
                                                    --------  --------------       -------    --------

                                     PART C

                                  OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

     (a) All financial statements are included in Part A and Part B of the Registration Statement.

     (b) (1) Resolution of the Board of Directors of Hartford Life Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)

          (2)  Not applicable.

          (3)  (a)  Principal Underwriter Agreement.(2)

          (3)  (b)  Form of Dealer Agreement.(1)

          (4) Form of Individual Single Premium Immediate Variable Annuity Contract.(3)

          (5)  Form of Application.(3)

          (6)  (a)  Articles of Incorporation of Hartford.(3)

          (6)  (b)  Bylaws of Hartford.(2)

          (7)  Not applicable.

          (8)  Not applicable.

          (9) Opinion and Consent of Lynda Godkin, Senior Vice President, General Counsel, and Corporate Secretary.

          (10) Consent of Arthur Andersen LLP, Independent Public Accountants.

          (11) No financial statements are omitted.

          (12) Not applicable.
------------------------------

     (1) Incorporated by reference to Post-Effective Amendment No. 2, to the Registration Statement File No. 33-73570, dated May 1, 1995.

     (2) Incorporated by reference to Post-Effective Amendment No. 3, to the Registration Statement File No. 33-73570, dated April 29, 1996

     (3) Incorporated by reference to Pre-Effective Amendment No. 1, to the Registration Statement File No. 333-19605, filed May 9, 1997.

          (13) Not applicable.

          (14) Not applicable.

          (15) Copy of Power of Attorney.

          (16) Organizational Chart.

Item 25.  Directors and Officers of the Depositor


--------------------------------------------------------------------------------
NAME                          POSITION WITH HARTFORD
--------------------------------------------------------------------------------
Dong H. Ahn                   Vice President
Wendell J. Bossen             Vice President
Gregory A. Boyko              Senior Vice President, Director*
Peter W. Cummins              Senior Vice President
Ann M. de Raismes             Senior Vice President
Timothy M. Fitch              Vice President and Actuary
David T. Foy                  Senior Vice President & Treasurer
Bruce D. Gardner              Vice President
J. Richard Garrett            Vice President and Assistant Treasurer
John P. Ginnetti              Executive Vice President & Director of Asset
                              Management Services, Director*
William A. Godfrey, III       Senior Vice President
Lynda Godkin                  Senior Vice President, General Counsel and
                              Corporate Secretary, Director*
Lois W. Grady                 Senior Vice President
Christopher Graham            Vice President
Mark E. Hunt                  Vice President
Stephen T. Joyce              Vice President
Michael D. Keeler             Vice President
Robert A. Kerzner             Senior Vice President

--------------------------------------------------------------------------------
NAME                          POSITION WITH HARTFORD
--------------------------------------------------------------------------------
David N. Levenson             Vice President
Steven M. Maher               Vice President and Actuary
William B. Malchodi, Jr.      Vice President
Raymond J. Marra              Vice President
Thomas M. Marra               Executive Vice President and Director, Individual
                              Life and Annuity Division, Director*
Robert F. Nolan, Jr.          Senior Vice President
Joseph J. Noto                Vice President
Michael C. O'Halloran         Vice President
Lawrence M. O'Rourke          Vice President
Daniel E. O'Sullivan          Vice President
Craig R. Raymond              Senior Vice President and Chief Actuary
Mary P. Robinson              Vice President
Donald A. Salama              Vice President
Timothy P. Schiltz            Vice President
Lowndes A. Smith              President and Chief Executive Officer, Director*
Keith A. Stevenson            Vice President
Edward A. Sweeney             Vice President
Judith V. Tilbor              Vice President
Raymond P. Welnicki           Senior Vice President and Director, Employee
                              Benefit Division, Director*
Walter C. Welsh               Senior Vice President
Lizabeth H. Zlatkus           Senior Vice President, Director*
David M. Znamierowski         Senior Vice President, Director*
--------------------------------------------------------------------------------

Unless otherwise indicated, the principal business address of each the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

*Denotes Board of Directors.

Item 26. Persons Controlled By or Under Common Control with the Depositor or Registrant

          Filed herewith as Exhibit 16.

Item 27.  Number of Contract Owners

          As of June 30, 1998,  there were 198,399 Contract Owners.



Item 28.  Indemnification

          Under Section 33-772 of the Connecticut General Statutes, unless limited by its certificate of incorporation, the Registrant must indemnify a director who was wholly successful, on the merits or otherwise, in the defense of any proceeding to which he was a party because he is or was a director of the corporation against reasonable expenses incurred by him in connection with the proceeding.

          The Registrant may indemnify an individual made a party to a proceeding because he is or was a director against liability incurred in the proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Registrant, and, with respect to any criminal proceeding, had no reason to believe his conduct was unlawful. Conn. Gen. Stat. Section 33-771(a). Additionally, pursuant to Conn. Gen. Stat. Section 33-776, the Registrant may indemnify officers and employees or agents for liability incurred and for any expenses to which they becomes subject by reason of being or having been an employees or officers of the Registrant. Connecticut law does not prescribe standards for the indemnification of officers, employees and agents and expressly states that their indemnification may be broader than the right of indemnification granted to directors.

          The foregoing statements are specifically made subject to the detailed provisions of Section 33-770 et seq.

          Notwithstanding the fact that Connecticut law obligates the Registrant to indemnify a only a director that was successful on the merits in a suit, under Article VIII, Section 1 of the Registrant's bylaws, the Registrant must indemnify both directors and officers of the Registrant for (1) any claims and liabilities to which they become subject by reason of being or having been a directors or officers of the company and legal and (2) other expenses incurred in defending against such claims, in each case, to the extent such is consistent with statutory provisions.

          Additionally, the directors and officers of Hartford and Hartford Securities Distribution Company, Inc. ("HSD") are covered under a directors and officers liability insurance policy issued to The Hartford Financial Services Group, Inc. and its subsidiaries. Such policy will reimburse the Registrant for any payments that it shall make to directors and officers pursuant to law and will, subject to certain exclusions contained in the policy, further pay any other costs, charges and expenses and settlements and judgments arising from any proceeding involving any director or officer of the Registrant in his past or present capacity as such, and for which he may be liable, except as to any liabilities arising from acts that are deemed to be uninsurable.

          Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 29.  Principal Underwriters

          (a) HSD acts as principal underwriter for the following investment companies:

               Hartford Life Insurance Company - Separate Account One Hartford Life Insurance Company - Separate Account Two Hartford Life Insurance Company - Separate Account Two
               (DC Variable Account I)
               Hartford Life Insurance Company - Separate Account Two
               (DC Variable Account II)
               Hartford Life Insurance Company - Separate Account Two
               (QP Variable Account)
               Hartford Life Insurance Company - Separate Account Two (Variable Account "A")
               Hartford Life Insurance Company - Separate Account Two
               (NQ Variable Account)
               Hartford Life Insurance Company - Putnam Capital Manager Trust Separate Account
               Hartford Life Insurance Company - Separate Account Three Hartford Life Insurance Company - Separate Account Five Hartford Life and Annuity Insurance Company - Separate Account One
               Hartford Life and Annuity Insurance Company - Putnam Capital Manager
                 Trust Separate Account Two
               Hartford Life and Annuity Insurance Company - Separate Account Three
               Hartford Life and Annuity Insurance Company - Separate Account
               Five
               Hartford Life and Annuity Insurance Company - Separate Account
               Six
               American Maturity Life Insurance - Separate Account AMLVA

          (b)  Directors and Officers of HSD

          Name and Principal            Positions and Offices
           Business Address             With  Underwriter
          -----------------             -----------------
          Lowndes A. Smith              President and Chief Executive Officer,
                                        Director
          John P. Ginnetti              Executive Vice President, Director
          Thomas M. Marra               Executive Vice President, Director
          Peter W. Cummins              Senior Vice President
          Lynda Godkin                  Senior Vice President, General Counsel
                                        and Corporate Secretary
          Donald E. Waggaman, Jr.       Treasurer
          George R. Jay                 Controller
          Paul E. Olson                 Supervising Registered Principal
          James Cubanski                Assistant Secretary
          Stephen T. Joyce              Assistant Secretary
          Glen J. Kvadus                Assistant Secretary
          Edward M. Ryan, Jr.           Assistant Secretary

          Unless otherwise indicated, the principal business address of each the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

Item 30.  Location of Accounts and Records

          All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

Item 31.  Management Services

          All management contracts are discussed in Part A and Part B of this Registration Statement.

Item 32.  Undertakings

          (a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity Contracts may be accepted.

          (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

          (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

          (d) Hartford hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

          The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Counsel of Life Insurance, Ref. No. IP-6-88, November 28, 1988. The Registrant has complied with conditions one through four of the no-action letter.

                                      SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and duly caused this Registration Statement to be signed on its behalf, in the City of Hartford, and State of Connecticut on this 15th day of September, 1998.


HARTFORD LIFE INSURANCE COMPANY -
SEPARATE ACCOUNT TWO
      (Registrant)

*By: /s/ Thomas M. Marra                           *By: /s/ Leslie T. Soler
     --------------------------------------------      -----------------------
     Thomas M. Marra, Executive Vice President             Leslie T. Soler
                                                           Attorney-in-Fact

HARTFORD LIFE INSURANCE COMPANY
      (Depositor)

*By: /s/ Thomas M. Marra
    ---------------------------------------------
     Thomas M. Marra, Executive Vice President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons and in the capacity and on the date indicated.

Gregory A. Boyko, Senior Vice President,
   Director *                                    *By: /s/ Leslie T. Soler
John P. Ginnetti, Executive Vice                      ---------------------
   President and Director, Asset Management              Leslie T. Soler
   Services, Director *                                  Attorney-in-Fact
Lynda Godkin, Senior Vice President, General
   Counsel and Corporate Secretary, Director*        Dated: September 15, 1998
Thomas M. Marra, Executive Vice
   President and Director, Individual Life and
   Annuity Division, Director *
Lowndes A. Smith, President and
   Chief Executive Officer, Director*
Raymond P. Welnicki, Senior Vice
   President and Director, Employee Benefit
   Division, Director *
Lizabeth H. Zlatkus, Senior Vice President,
   Director *
David M. Znamierowski, Senior Vice President,
   Director

                                    EXHIBIT INDEX

(9) Opinion and Consent of Lynda Godkin, Senior Vice President, General Counsel and Corporate Secretary.

(10) Consent of Arthur Andersen LLP, Independent Public Accountants.

(15) Copy of Power of Attorney.

(16) Organizational Chart.